UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number (811-23793)

Tidal Trust II
(Exact name of registrant as specified in charter)

234 West Florida Street, Suite 700

Milwaukee, Wisconsin 53204
(Address of principal executive offices) (Zip code)

Eric W. Falkeis

Tidal Trust II

234 West Florida Street, Suite 700

Milwaukee, Wisconsin 53204
(Name and address of agent for service)

(844) 986-7700

Registrant's telephone number, including area code

Date of fiscal year end: April 30

Date of reporting period: April 30, 2026

Item 1. Reports to Stockholders.

Defiance 2X Daily Long Pure Quantum ETF Tailored Shareholder Report

annual shareholder report April 30, 2026 Defiance 2X Daily Long Pure Quantum ETF Ticker: QPUX (Listed on The Nasdaq Stock Market, LLC)

This annual shareholder report contains important information about the Defiance 2X Daily Long Pure Quantum ETF (the "Fund") for the period May 1, 2025 to April 30, 2026. You can find additional information about the Fund at https://www.defianceetfs.com/qpux. You can also request this information by contacting us at (833) 333-9383 or by writing to the Defiance 2X Daily Long Pure Quantum ETF, c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201-0701.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs since inception?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Defiance 2X Daily Long Pure Quantum ETF	$68	1.29%*

The Fund commenced operations August 6, 2025. Expenses for a full reporting period would be higher than the figures shown.

*	Costs paid as a percentage of a $10,000 investment is an annualized figure.

Cumulative Performance

(Initial Investment of $10,000)

Defiance 2X Daily Long Pure Quantum ETF - $4,388
S&P 500® Total Return Index - $11,464
25,000
20,000
15,000
10,000
5,000
0
08/06/2025
08/31/2025
09/30/2025
10/31/2025
11/30/2025
12/31/2025
01/31/2026
02/28/2026
03/31/2026
04/30/2026

Annual Performance

Returns for the Period ended April 30, 2026	Since Inception (8/6/2025)
Defiance 2X Daily Long Pure Quantum ETF - at NAV	-56.14%
S&P 500® Total Return Index	14.64%

The Fund's past performance is not a good indicator of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Visit https://www.defianceetfs.com/qpux for more recent performance information.

How did the Fund perform last year and what influenced its performance?

From inception (August 6, 2025) through April 30, 2026, QPUX had a NAV total return of -56.14%. QPUX seeks to deliver 2x the daily performance of an actively-managed group of pure quantum company securities. High volatility within the quantum computing sector can exacerbate compounding effects, causing returns to deviate significantly from the expected 2x multiple over time.

What factors influenced performance?

Quantum computing stocks experienced significant volatility driven by government investment announcements, technology milestones from leading companies, and shifting investor expectations about the timeline for commercially viable quantum systems. Sector-wide enthusiasm and skepticism cycles, along with earnings results from constituent companies, shaped the underlying index performance that QPUX amplifies through its daily 2x leverage.

Defiance 2X Daily Long Pure Quantum ETF Tailored Shareholder Report

Key Fund Statistics

(as of April 30, 2026)

Fund Size (Thousands)	$31,142
Number of Holdings	10
Total Advisory Fee	$218,846
Portfolio Turnover	0%

What did the Fund invest in?

(as of April 30, 2026)

Security Type - Investments
(% of Net Assets)

Security Type - Other Financial Instruments
(% of Net Assets)

Percentages are stated as a percent of net assets. Percentages for swap contracts are based on unrealized appreciation (depreciation). Cash Equivalents represents cash, short-term investments, and other assets in excess of liabilities.

Top Holdings	(% of Net Assets)
IonQ, Inc. Swap; Maturity Date: 11/23/2027	9.4
United States Treasury Bills	8.7
IonQ, Inc. Swap; Maturity Date: 09/04/2026	6.7
D-Wave Quantum, Inc. Swap; Maturity Date: 03/14/2028	6.6
Quantum Computing, Inc. Swap; Maturity Date: 11/23/2027	4.8
First American Government Obligations Fund - Class X, 3.56%	3.9
D-Wave Quantum, Inc. Swap; Maturity Date: 09/04/2026	3.4
Quantum Computing, Inc. Swap; Maturity Date: 09/04/2026	2.8
Rigetti Computing, Inc. Swap; Maturity Date: 03/14/2028	2.8
Rigetti Computing, Inc. Swap; Maturity Date: 09/04/2026	1.8

Percentages for swap contracts are based on unrealized appreciation (depreciation).

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, visit https://www.defianceetfs.com/qpux.

Material Fund Changes

After the close of trading on The Nasdaq Stock Market, LLC on March 23, 2026, the Fund effected a 1:3 reverse split of its issued and outstanding shares.

Householding

Householding is an option available to certain investors of the Fund. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Householding for the Fund is available through certain broker-dealers. If you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, please contact your broker-dealer. If you are currently enrolled in householding and wish to change your householding status, please contact your broker-dealer.

Defiance Daily Target 2X Long OSCR ETF Tailored Shareholder Report

annual Shareholder Report April 30, 2026 Defiance Daily Target 2X Long OSCR ETF Ticker: OSCX (Listed on The Nasdaq Stock Market, LLC)

This annual shareholder report contains important information about the Defiance Daily Target 2X Long OSCR ETF (the "Fund") for the period May 1, 2025 to April 30, 2026. You can find additional information about the Fund at https://www.defianceetfs.com/oscx. You can also request this information by contacting us at (833) 333-9383 or by writing to the Defiance Daily Target 2X Long OSCR ETF, c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201-0701.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs since inception?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Defiance Daily Target 2X Long OSCR ETF	$64	1.32%*

The Fund commenced operations September 24, 2025. Expenses for a full reporting period would be higher than the figures shown.

*	Costs paid as a percentage of a $10,000 investment is an annualized figure.

Cumulative Performance

(Initial Investment of $10,000)

Defiance Daily Target 2X Long OSCR ETF - $6,153
S&P 500® Total Return Index - $10,935
11,000
10,000
9,000
8,000
7,000
6,000
5,000
4,000
3,000
2,000
09/24/2025
10/31/2025
11/30/2025
12/31/2025
01/31/2026
02/28/2026
03/31/2026
04/30/2026

Annual Performance

Returns for the Period ended April 30, 2026	Since Inception (9/24/2025)
Defiance Daily Target 2X Long OSCR ETF - at NAV	-38.49%
S&P 500® Total Return Index	9.35%

The Fund's past performance is not a good indicator of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Visit https://www.defianceetfs.com/oscx for more recent performance information.

How did the Fund perform last year and what influenced its performance?

From inception (September 24, 2025) through April 30, 2026, OSCX had a NAV total return of -38.49%. OSCX seeks to deliver twice the daily performance of OSCR (Oscar Health, Inc.). The fund's 2x leverage magnifies OSCR's daily stock movements in OSCX.

What factors influenced performance?

Oscar Health's stock performance was shaped by membership growth, medical loss ratio trends, and the company's profitability trajectory in the individual and small group health insurance markets. Federal policy developments related to the Affordable Care Act marketplaces, premium subsidy dynamics, and competitive positioning against larger insurers drove investor sentiment. The fund's compounding effects over the holding period caused returns to deviate from a simple 2x multiple.

Defiance Daily Target 2X Long OSCR ETF Tailored Shareholder Report

Key Fund Statistics

(as of April 30, 2026)

Fund Size (Thousands)	$9,349
Number of Holdings	7
Total Advisory Fee	$52,505
Portfolio Turnover	6,599%

What did the Fund invest in?

(as of April 30, 2026)

Security Type - Investments
(% of Net Assets)

Security Type - Other Financial Instruments
(% of Net Assets)

Percentages are stated as a percent of net assets. Percentages for swap contracts are based on unrealized appreciation (depreciation). Cash Equivalents represents cash, short-term investments, and other assets in excess of liabilities.

Top Holdings	(% of Net Assets)
Oscar Health, Inc. Swap; Maturity Date: 09/28/2028	12.2
Oscar Health, Inc. Swap; Maturity Date: 09/08/2028	12.1
Oscar Health, Inc. Swap; Maturity Date: 03/31/2033	11.4
Oscar Health, Inc. Swap; Maturity Date: 03/18/2033	11.1
Oscar Health, Inc. Swap; Maturity Date: 11/09/2027	11.0
United States Treasury Bills	11.0
First American Government Obligations Fund - Class X, 3.56%	1.1

Percentages for swap contracts are based on unrealized appreciation (depreciation).

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, visit https://www.defianceetfs.com/oscx.

Material Fund Changes

After the close of trading on The Nasdaq Stock Market, LLC on March 23, 2026, the Fund effected a 1:4 reverse split of its issued and outstanding shares.

Householding

Householding is an option available to certain investors of the Fund. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Householding for the Fund is available through certain broker-dealers. If you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, please contact your broker-dealer. If you are currently enrolled in householding and wish to change your householding status, please contact your broker-dealer.

Defiance Daily Target 2X Long RGTI ETF Tailored Shareholder Report

annual Shareholder Report April 30, 2026 Defiance Daily Target 2X Long RGTI ETF Ticker: RGTX (Listed on The Nasdaq Stock Market, LLC)

This annual shareholder report contains important information about the Defiance Daily Target 2X Long RGTI ETF (the "Fund") for the period May 1, 2025 to April 30, 2026. You can find additional information about the Fund at https://www.defianceetfs.com/rgtx. You can also request this information by contacting us at (833) 333-9383 or by writing to the Defiance Daily Target 2X Long RGTI ETF, c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201-0701.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Defiance Daily Target 2X Long RGTI ETF	$150	1.56%

Cumulative Performance

(Initial Investment of $10,000)

Defiance Daily Target 2X Long RGTI ETF - $10,459
S&P 500® Total Return Index - $13,016
130,000
120,000
110,000
100,000
90,000
80,000
70,000
60,000
50,000
40,000
30,000
20,000
10,000
0
03/31/2025
05/31/2025
07/31/2025
09/30/2025
11/30/2025
01/31/2026
03/31/2026
04/30/2026

Annual Performance

Returns for the Period ended April 30, 2026	1 Year	Since Inception (3/31/2025)
Defiance Daily Target 2X Long RGTI ETF - at NAV	-8.21%	4.28%
S&P 500® Total Return Index	31.05%	27.58%

The Fund's past performance is not a good indicator of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Visit https://www.defianceetfs.com/rgtx for more recent performance information.

How did the Fund perform last year and what influenced its performance?

For the fiscal year ended April 30, 2026, RGTX had a NAV total return of -8.21%. RGTX seeks to deliver twice the daily performance of RGTI (Rigetti Computing Inc.). Since its inception, RGTX has experienced significant volatility reflecting the leveraged nature of the fund and the performance of Rigetti's stock.

What factors influenced performance?

Rigetti Computing's performance was driven by government and enterprise quantum computing contracts, technology milestones in qubit count and fidelity, and the broader competitive quantum computing landscape. Financial results highlighting the gap between revenue and investment requirements introduced volatility. Strategic partnerships and continued investor optimism about long-term quantum computing prospects were balanced against near-term profitability challenges.

Defiance Daily Target 2X Long RGTI ETF Tailored Shareholder Report

Key Fund Statistics

(as of April 30, 2026)

Fund Size (Thousands)	$54,842
Number of Holdings	10
Total Advisory Fee	$878,158
Portfolio Turnover	118,871%

What did the Fund invest in?

(as of April 30, 2026)

Security Type - Investments
(% of Net Assets)

Security Type - Other Financial Instruments
(% of Net Assets)

Percentages are stated as a percent of net assets. Percentages for swap contracts are based on unrealized appreciation (depreciation). Cash Equivalents represents cash, short-term investments, and other assets in excess of liabilities.

Top Holdings	(% of Net Assets)
United States Treasury Bills	15.4
Rigetti Computing, Inc. Swap; Maturity Date: 03/18/2033	9.4
First American Government Obligations Fund - Class X, 3.56%	8.5
Rigetti Computing, Inc. Swap; Maturity Date: 03/06/2028	6.0
Rigetti Computing, Inc. Swap; Maturity Date: 09/08/2028	5.5
Rigetti Computing, Inc. Swap; Maturity Date: 01/31/2033	3.5
Rigetti Computing, Inc. Swap; Maturity Date: 02/02/2029	3.4
Rigetti Computing, Inc. Swap; Maturity Date: 03/31/2033	2.8
Rigetti Computing, Inc. Swap; Maturity Date: 07/01/2027	2.5
Rigetti Computing, Inc. Swap; Maturity Date: 04/11/2031	0.9

Percentages for swap contracts are based on unrealized appreciation (depreciation).

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, visit https://www.defianceetfs.com/rgtx.

Material Fund Changes

After the close of trading on The Nasdaq Stock Market, LLC on December 8, 2025, the Fund effected a 4:1 forward split of its issued and outstanding shares.

After the close of trading on The Nasdaq Stock Market, LLC on March 19, 2026, the Fund effected a 1:4 reverse split of its issued and outstanding shares.

Householding

Householding is an option available to certain investors of the Fund. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Householding for the Fund is available through certain broker-dealers. If you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, please contact your broker-dealer. If you are currently enrolled in householding and wish to change your householding status, please contact your broker-dealer.

Defiance Daily Target 2X Long RIOT ETF Tailored Shareholder Report

annual Shareholder Report April 30, 2026 Defiance Daily Target 2X Long RIOT ETF Ticker: RIOX (Listed on NYSE Arca, Inc.)

This annual shareholder report contains important information about the Defiance Daily Target 2X Long RIOT ETF (the "Fund") for the period May 1, 2025 to April 30, 2026. You can find additional information about the Fund at https://www.defianceetfs.com/riox. You can also request this information by contacting us at (833) 333-9383 or by writing to the Defiance Daily Target 2X Long RIOT ETF, c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201-0701.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Defiance Daily Target 2X Long RIOT ETF	$250	1.62%

Cumulative Performance

(Initial Investment of $10,000)

Defiance Daily Target 2X Long RIOT ETF - $7,179
S&P 500® Total Return Index - $12,488
17,500
15,000
12,500
10,000
7,500
5,000
2,500
01/02/2025
02/28/2025
04/30/2025
06/30/2025
08/31/2025
10/31/2025
12/31/2025
02/28/2026
04/30/2026

Annual Performance

Returns for the Period ended April 30, 2026	1 Year	Since Inception (1/2/2025)
Defiance Daily Target 2X Long RIOT ETF - at NAV	108.53%	-22.15%
S&P 500® Total Return Index	31.05%	18.28%

The Fund's past performance is not a good indicator of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Visit https://www.defianceetfs.com/riox for more recent performance information.

How did the Fund perform last year and what influenced its performance?

For the fiscal year ended April 30, 2026, RIOX had a NAV total return of 108.53%. RIOX seeks to deliver twice the daily performance of RIOT (Riot Platforms, Inc.). RIOT's operations are closely tied to Bitcoin mining economics, making RIOX sensitive to both Bitcoin price movements and mining industry dynamics.

What factors influenced performance?

Riot Platforms' stock reflected Bitcoin price volatility, changes in Bitcoin mining difficulty and hash rate, and the impact of the Bitcoin halving on mining profitability. Operational updates including facility expansions, energy costs, and competitive positioning within the Bitcoin mining industry influenced investor sentiment. Broader cryptocurrency market conditions and regulatory developments provided additional context.

Defiance Daily Target 2X Long RIOT ETF Tailored Shareholder Report

Key Fund Statistics

(as of April 30, 2026)

Fund Size (Thousands)	$22,785
Number of Holdings	9
Total Advisory Fee	$267,071
Portfolio Turnover	34,085%

What did the Fund invest in?

(as of April 30, 2026)

Security Type - Investments
(% of Net Assets)

Security Type - Other Financial Instruments
(% of Net Assets)

Percentages are stated as a percent of net assets. Percentages for swap contracts are based on unrealized appreciation (depreciation). Cash Equivalents represents cash, short-term investments, and other assets in excess of liabilities.

Top Holdings	(% of Net Assets)
Riot Platforms, Inc. Swap; Maturity Date: 09/08/2028	14.2
Riot Platforms, Inc. Swap; Maturity Date: 09/22/2026	7.5
Riot Platforms, Inc. Swap; Maturity Date: 03/31/2033	7.2
Riot Platforms, Inc. Swap; Maturity Date: 02/04/2029	6.5
First American Government Obligations Fund - Class X, 3.56%	5.6
Riot Platforms, Inc. Swap; Maturity Date: 03/18/2033	5.3
Riot Platforms, Inc. Swap; Maturity Date: 09/01/2026	4.4
United States Treasury Bills	4.3
Riot Platforms, Inc. Swap; Maturity Date: 01/31/2033	0.0

Percentages for swap contracts are based on unrealized appreciation (depreciation).

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, visit https://www.defianceetfs.com/riox.

Material Fund Changes

After the close of trading on NYSE Arca, Inc. on March 19, 2026, the Fund effected a 1:3 reverse split of its issued and outstanding shares.

Householding

Householding is an option available to certain investors of the Fund. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Householding for the Fund is available through certain broker-dealers. If you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, please contact your broker-dealer. If you are currently enrolled in householding and wish to change your householding status, please contact your broker-dealer.

Defiance Daily Target 2X Long RKLB ETF Tailored Shareholder Report

annual Shareholder Report April 30, 2026 Defiance Daily Target 2X Long RKLB ETF Ticker: RKLX (Listed on The Nasdaq Stock Market, LLC)

This annual shareholder report contains important information about the Defiance Daily Target 2X Long RKLB ETF (the "Fund") for the period May 1, 2025 to April 30, 2026. You can find additional information about the Fund at https://www.defianceetfs.com/rklx. You can also request this information by contacting us at (833) 333-9383 or by writing to the Defiance Daily Target 2X Long RKLB ETF, c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201-0701.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Defiance Daily Target 2X Long RKLB ETF	$532	1.62%

Cumulative Performance

(Initial Investment of $10,000)

Defiance Daily Target 2X Long RKLB ETF - $68,187
S&P 500® Total Return Index - $13,055
90,000
80,000
70,000
60,000
50,000
40,000
30,000
20,000
10,000
0
03/12/2025
04/30/2025
06/30/2025
08/31/2025
10/31/2025
12/31/2025
02/28/2026
04/30/2026

Annual Performance

Returns for the Period ended April 30, 2026	1 Year	Since Inception (3/12/2025)
Defiance Daily Target 2X Long RKLB ETF at NAV	456.72%	443.28%
S&P 500® Total Return Index	31.05%	26.50%

The Fund's past performance is not a good indicator of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Visit https://www.defianceetfs.com/rklx for more recent performance information.

How did the Fund perform last year and what influenced its performance?

For the fiscal year ended April 30, 2026, RKLX had a NAV total return of 456.72%. RKLX seeks to deliver twice the daily performance of RKLB (Rocket Lab Corp.). Fluctuations in RKLB's stock price are magnified in RKLX due to its leveraged structure.

What factors influenced performance?

Rocket Lab's performance was driven by launch cadence, contract wins from commercial and government customers, and progress on its Neutron medium-lift rocket development. Quarterly earnings relative to expectations, broader aerospace and defense sector sentiment, and investor appetite for commercial space companies influenced RKLB's stock. Strategic partnerships and the competitive landscape in launch services were also key factors.

Defiance Daily Target 2X Long RKLB ETF Tailored Shareholder Report

Key Fund Statistics

(as of April 30, 2026)

Fund Size (Thousands)	$228,009
Number of Holdings	10
Total Advisory Fee	$1,465,426
Portfolio Turnover	69,322%

What did the Fund invest in?

(as of April 30, 2026)

Security Type - Investments
(% of Net Assets)

Security Type - Other Financial Instruments
(% of Net Assets)

Percentages are stated as a percent of net assets. Percentages for swap contracts are based on unrealized appreciation (depreciation). Cash Equivalents represents cash, short-term investments, and other assets in excess of liabilities.

Top Holdings	(% of Net Assets)
Rocket Lab Corp. Swap; Maturity Date: 03/18/2033	14.6
Rocket Lab Corp. Swap; Maturity Date: 01/22/2029	12.8
Rocket Lab Corp. Swap; Maturity Date: 03/31/2033	7.0
Rocket Lab Corp. Swap; Maturity Date: 08/25/2026	6.9
Rocket Lab Corp. Swap; Maturity Date: 10/01/2026	5.6
United States Treasury Bills	5.4
Rocket Lab Corp. Swap; Maturity Date: 09/15/2028	-5.0
Rocket Lab Corp. Swap; Maturity Date: 09/21/2026	3.9
Rocket Lab Corp. Swap; Maturity Date: 01/31/2033	3.6
First American Government Obligations Fund - Class X, 3.56%	2.6

Percentages for swap contracts are based on unrealized appreciation (depreciation).

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, visit https://www.defianceetfs.com/rklx.

Material Fund Changes

After the close of trading on The Nasdaq Stock Market, LLC on December 8, 2025, the Fund effected a 3:1 forward split of its issued and outstanding shares.

Householding

Householding is an option available to certain investors of the Fund. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Householding for the Fund is available through certain broker-dealers. If you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, please contact your broker-dealer. If you are currently enrolled in householding and wish to change your householding status, please contact your broker-dealer.

Defiance Daily Target 2X Short BMNR ETF Tailored Shareholder Report

annual Shareholder Report April 30, 2026 Defiance Daily Target 2X Short BMNR ETF Ticker: BMNZ (Listed on NYSE Arca, Inc.)

This annual shareholder report contains important information about the Defiance Daily Target 2X Short BMNR ETF (the "Fund") for the period May 1, 2025 to April 30, 2026. You can find additional information about the Fund at https://www.defianceetfs.com/bmnz. You can also request this information by contacting us at (833) 333-9383 or by writing to the Defiance Daily Target 2X Short BMNR ETF, c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201-0701.

What were the Fund costs since inception?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Defiance Daily Target 2X Short BMNR ETF	$58	1.40%*

The Fund commenced operations November 12, 2025. Expenses for a full reporting period would be higher than the figures shown.

*	Costs paid as a percentage of a $10,000 investment is an annualized figure.

Cumulative Performance

(Initial Investment of $10,000)

Defiance Daily Target 2X Short BMNR ETF - $7,919
S&P 500® Total Return Index - $10,582
14,000
13,000
12,000
11,000
10,000
9,000
8,000
7,000
11/12/2025
11/30/2025
12/31/2025
01/31/2026
02/28/2026
03/31/2026
04/30/2026

Annual Performance

Returns for the Period ended April 30, 2026	Since Inception (11/12/2025)
Defiance Daily Target 2X Short BMNR ETF - at NAV	-20.85%
S&P 500® Total Return Index	5.82%

The Fund's past performance is not a good indicator of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Visit https://www.defianceetfs.com/bmnz for more recent performance information.

How did the Fund perform last year and what influenced its performance?

From inception (November 12, 2025) through April 30, 2026, BMNZ had a NAV total return of -20.85%. BMNZ seeks to deliver twice the daily inverse performance of BMNR (BitMine Immersion Technologies, Inc.). As an inverse leveraged fund, it gains when BMNR declines and loses when BMNR rises.

What factors influenced performance?

BitMine’s stock performance—tied to Bitcoin mining economics, Bitcoin price levels, and cryptocurrency market sentiment—directly influenced BMNZ's performance through its inverse exposure. Operational updates, hash rate developments, and energy cost dynamics affecting Bitcoin mining profitability drove stock volatility. Daily rebalancing and compounding effects caused BMNZ's cumulative return to deviate from the expected -2x multiple over the holding period.

Defiance Daily Target 2X Short BMNR ETF Tailored Shareholder Report

Key Fund Statistics

(as of April 30, 2026)

Fund Size (Thousands)	$18,363
Number of Holdings	7
Total Advisory Fee	$99,489
Portfolio Turnover	0%

What did the Fund invest in?

(as of April 30, 2026)

Security Type - Investments
(% of Net Assets)

Security Type - Other Financial Instruments
(% of Net Assets)

Percentages are stated as a percent of net assets. Percentages for swap contracts are based on unrealized appreciation (depreciation). Cash Equivalents represents cash, short-term investments, and other assets in excess of liabilities.

Top Holdings	(% of Net Assets)
First American Government Obligations Fund - Class X, 3.56%	5.7
United States Treasury Bills	1.1
BitMine Immersion Technologies, Inc. Swap; Maturity Date: 03/30/2033	-0.8
BitMine Immersion Technologies, Inc. Swap; Maturity Date: 01/11/2028	0.5
BitMine Immersion Technologies, Inc. Swap; Maturity Date: 03/18/2033	0.3
BitMine Immersion Technologies, Inc. Swap; Maturity Date: 11/01/2028	0.3
BitMine Immersion Technologies, Inc. Swap; Maturity Date: 11/12/2028	0.0*

Percentages for swap contracts are based on unrealized appreciation (depreciation).

*	Less than 0.05%

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, visit https://www.defianceetfs.com/bmnz.

Householding

Householding is an option available to certain investors of the Fund. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Householding for the Fund is available through certain broker-dealers. If you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, please contact your broker-dealer. If you are currently enrolled in householding and wish to change your householding status, please contact your broker-dealer.

Defiance Daily Target 2X Short HOOD ETF Tailored Shareholder Report

annual Shareholder Report April 30, 2026 Defiance Daily Target 2X Short HOOD ETF Ticker: HOOZ (Listed on NYSE Arca, Inc.)

This annual shareholder report contains important information about the Defiance Daily Target 2X Short HOOD ETF (the "Fund") for the period May 1, 2025 to April 30, 2026. You can find additional information about the Fund at https://www.defianceetfs.com/hooz. You can also request this information by contacting us at (833) 333-9383 or by writing to the Defiance Daily Target 2X Short HOOD ETF, c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201-0701.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs since inception?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Defiance Daily Target 2X Short HOOD ETF	$77	1.29%*

The Fund commenced operations November 12, 2025. Expenses for a full reporting period would be higher than the figures shown.

*	Costs paid as a percentage of a $10,000 investment is an annualized figure.

Cumulative Performance

(Initial Investment of $10,000)

Defiance Daily Target 2X Short HOOD ETF - $15,640
S&P 500® Total Return Index - $10,582
21,000
20,000
19,000
18,000
17,000
16,000
15,000
14,000
13,000
12,000
11,000
10,000
9,000
11/12/2025
11/30/2025
12/31/2025
01/31/2026
02/28/2026
03/31/2026
04/30/2026

Annual Performance

Returns for the Period ended April 30, 2026	Since Inception (11/12/2025)
Defiance Daily Target 2X Short HOOD ETF - at NAV	56.40%
S&P 500® Total Return Index	5.82%

The Fund's past performance is not a good indicator of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Visit https://www.defianceetfs.com/hooz for more recent performance information.

How did the Fund perform last year and what influenced its performance?

From inception (November 12, 2025) through April 30, 2026, HOOZ had a NAV total return of 56.40%. HOOZ seeks to deliver twice the daily inverse performance of HOOD (Robinhood Markets, Inc.). As an inverse leveraged fund, it experiences losses when HOOD's stock rises and gains when it falls.

What factors influenced performance?

Robinhood's retail trading volumes, product expansion initiatives, and broader market sentiment directly influenced HOOZ's performance given its inverse exposure to HOOD. Periods of elevated market volatility that drove retail trading activity and supported HOOD's stock created headwinds for HOOZ. Daily rebalancing and compounding effects caused the fund's returns to deviate from the expected -2x multiple over the holding period.

Defiance Daily Target 2X Short HOOD ETF Tailored Shareholder Report

Key Fund Statistics

(as of April 30, 2026)

Fund Size (Thousands)	$5,318
Number of Holdings	7
Total Advisory Fee	$32,282
Portfolio Turnover	0%

What did the Fund invest in?

(as of April 30, 2026)

Security Type - Investments
(% of Net Assets)

Security Type - Other Financial Instruments
(% of Net Assets)

Percentages are stated as a percent of net assets. Percentages for swap contracts are based on unrealized appreciation (depreciation). Cash Equivalents represents cash, short-term investments, and other assets in excess of liabilities.

Top Holdings	(% of Net Assets)
Robinhood Markets, Inc. Swap; Maturity Date: 01/11/2028	12.4
Robinhood Markets, Inc. Swap; Maturity Date: 03/18/2033	11.9
Robinhood Markets, Inc. Swap; Maturity Date: 03/31/2033	12.8
First American Government Obligations Fund - Class X, 3.56%	10.7
United States Treasury Bills	6.8
Robinhood Markets, Inc. Swap; Maturity Date: 11/01/2028	3.5
Robinhood Markets, Inc. Swap; Maturity Date: 11/12/2028	-1.4

Percentages for swap contracts are based on unrealized appreciation (depreciation).

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, visit https://www.defianceetfs.com/hooz.

Material Fund Changes

Between August 19-20, 2026, the Board determined to close and liquidate the HOOZ ETF at the recommendation of the Adviser. The Fund will cease operations, liquidate its assets, and distribute the liquidation proceeds to shareholders on September 8, 2026.

Householding

Householding is an option available to certain investors of the Fund. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Householding for the Fund is available through certain broker-dealers. If you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, please contact your broker-dealer. If you are currently enrolled in householding and wish to change your householding status, please contact your broker-dealer.

Defiance Daily Target 2X Short IONQ ETF Tailored Shareholder Report

annual Shareholder Report April 30, 2026 Defiance Daily Target 2X Short IONQ ETF Ticker: IONZ (Listed on The Nasdaq Stock Market, LLC)

This annual shareholder report contains important information about the Defiance Daily Target 2X Short IONQ ETF (the "Fund") for the period May 1, 2025 to April 30, 2026. You can find additional information about the Fund at https://www.defianceetfs.com/ionz. You can also request this information by contacting us at (833) 333-9383 or by writing to the Defiance Daily Target 2X Short IONQ ETF, c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201-0701.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs since inception?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Defiance Daily Target 2X Short IONQ ETF	$86	1.91%*

The Fund commenced operations June 23, 2025. Expenses for a full reporting period would be higher than the figures shown.

*	Costs paid as a percentage of a $10,000 investment is an annualized figure.

Cumulative Performance

(Initial Investment of $10,000)

Defiance Daily Target 2X Short IONQ ETF - $547
S&P 500® Total Return Index - $12,085
14,000
12,000
10,000
8,000
6,000
4,000
2,000
0
06/23/2025
07/31/2025
09/30/2025
11/30/2025
01/31/2026
03/31/2026
04/30/2026

Annual Performance

Returns for the Period ended April 30, 2026	Since Inception (6/23/2025)
Defiance Daily Target 2X Short IONQ ETF - at NAV	-94.53%
S&P 500® Total Return Index	20.85%

The Fund's past performance is not a good indicator of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Visit https://www.defianceetfs.com/ionz for more recent performance information.

How did the Fund perform last year and what influenced its performance?

From inception (June 23, 2025) through April 30, 2026, IONZ had a NAV total return of –94.53%. IONZ seeks to deliver twice the daily inverse performance of IONQ (IonQ, Inc.). As an inverse leveraged fund, it gains when IONQ declines and loses when IONQ rises.

What factors influenced performance?

IonQ's quantum computing progress, contract wins, and technology milestones drove stock volatility that directly affected IONZ's performance. Periods of strong investor optimism toward quantum computing created headwinds for the inverse fund. Daily leverage compounding over the holding period caused IONZ's cumulative return to deviate from the expected -2x multiple of IonQ's cumulative performance.

Defiance Daily Target 2X Short IONQ ETF Tailored Shareholder Report

Key Fund Statistics

(as of April 30, 2026)

Fund Size (Thousands)	$20,854
Number of Holdings	7
Total Advisory Fee	$305,021
Portfolio Turnover	0%

What did the Fund invest in?

(as of April 30, 2026)

Security Type - Investments
(% of Net Assets)

Security Type - Other Financial Instruments
(% of Net Assets)

Percentages are stated as a percent of net assets. Percentages for swap contracts are based on unrealized appreciation (depreciation). Cash Equivalents represents cash, short-term investments, and other assets in excess of liabilities.

Top Holdings	(% of Net Assets)
United States Treasury Bills	33.1
First American Government Obligations Fund - Class X, 3.56%	8.0
IonQ, Inc. Swap; Maturity Date: 09/24/2026	2.6
IonQ, Inc. Swap; Maturity Date: 03/31/2033	2.5
IonQ, Inc. Swap; Maturity Date: 11/16/2027	1.8
IonQ, Inc. Swap; Maturity Date: 03/18/2033	1.3
IonQ, Inc. Swap; Maturity Date: 09/08/2028	0.9

Percentages for swap contracts are based on unrealized appreciation (depreciation).

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, visit https://www.defianceetfs.com/ionz.

Material Fund Changes

After the close of trading on The Nasdaq Stock Market, LLC on December 8, 2025, the Fund effected a 1:6 reverse split of its issued and outstanding shares.

Householding

Householding is an option available to certain investors of the Fund. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Householding for the Fund is available through certain broker-dealers. If you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, please contact your broker-dealer. If you are currently enrolled in householding and wish to change your householding status, please contact your broker-dealer.

Defiance Daily Target 2X Short OKLO ETF Tailored Shareholder Report

annual Shareholder Report April 30, 2026 Defiance Daily Target 2X Short OKLO ETF Ticker: OKLS (Listed on NYSE Arca, Inc.)

This annual shareholder report contains important information about the Defiance Daily Target 2X Short OKLO ETF (the "Fund") for the period May 1, 2025 to April 30, 2026. You can find additional information about the Fund at https://www.defianceetfs.com/okls. You can also request this information by contacting us at (833) 333-9383 or by writing to the Defiance Daily Target 2X Short OKLO ETF, c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201-0701.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs since inception?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Defiance Daily Target 2X Short OKLO ETF	$44	1.51%*

The Fund commenced operations November 25, 2025. Expenses for a full reporting period would be higher than the figures shown.

*	Costs paid as a percentage of a $10,000 investment is an annualized figure.

Cumulative Performance

(Initial Investment of $10,000)

Defiance Daily Target 2X Short OKLO ETF - $3,489
S&P 500® Total Return Index - $10,707
11,000
10,000
9,000
8,000
7,000
6,000
5,000
4,000
3,000
11/25/2025
11/30/2025
12/31/2025
01/31/2026
02/28/2026
03/31/2026
04/30/2026

Annual Performance

Returns for the Period ended April 30, 2026	Since Inception (11/25/2025)
Defiance Daily Target 2X Short OKLO ETF - at NAV	-65.13%
S&P 500® Total Return Index	7.07%

The Fund's past performance is not a good indicator of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Visit https://www.defianceetfs.com/okls for more recent performance information.

How did the Fund perform last year and what influenced its performance?

From inception (November 25, 2025) through April 30, 2026, OKLS had a NAV total return of -65.13%. OKLS seeks to deliver twice the daily inverse performance of OKLO (Oklo Inc.). As an inverse leveraged fund, it experiences losses when OKLO's stock rises.

What factors influenced performance?

Oklo's regulatory milestones, data center partnerships, and investor enthusiasm for nuclear energy as a clean power source for AI infrastructure drove stock movements that created headwinds for OKLS given its inverse exposure. Periods of positive news flow around advanced fission technology licensing and government support for next-generation nuclear power amplified losses for OKLS through its leveraged inverse structure.

Defiance Daily Target 2X Short OKLO ETF Tailored Shareholder Report

Key Fund Statistics

(as of April 30, 2026)

Fund Size (Thousands)	$9,554
Number of Holdings	7
Total Advisory Fee	$29,727
Portfolio Turnover	0%

What did the Fund invest in?

(as of April 30, 2026)

Security Type - Investments
(% of Net Assets)

Security Type - Other Financial Instruments
(% of Net Assets)

Percentages are stated as a percent of net assets. Percentages for swap contracts are based on unrealized appreciation (depreciation). Cash Equivalents represents cash, short-term investments, and other assets in excess of liabilities.

Top Holdings	(% of Net Assets)
United States Treasury Bills	25.2
First American Government Obligations Fund - Class X, 3.56%	2.9
Oklo, Inc. Swap; Maturity Date: 01/25/2028	1.7
Oklo, Inc. Swap; Maturity Date: 11/01/2028	0.7
Oklo, Inc. Swap; Maturity Date: 03/31/2033	0.0*
Oklo, Inc. Swap; Maturity Date: 03/18/2033	0.0
Oklo, Inc. Swap; Maturity Date: 11/24/2028	0.0

Percentages for swap contracts are based on unrealized appreciation (depreciation).

*	Less than 0.05%

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, visit https://www.defianceetfs.com/okls.

Material Fund Changes

Effective March 23, 2026, the Fund executed a 1:3 reverse stock split on its issued and outstanding shares.

Between August 19-20, 2026, the Board determined to close and liquidate the OKLS ETF at the recommendation of the Adviser. The Fund will cease operations, liquidate its assets, and distribute the liquidation proceeds to shareholders on September 8, 2026.

Householding

Householding is an option available to certain investors of the Fund. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Householding for the Fund is available through certain broker-dealers. If you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, please contact your broker-dealer. If you are currently enrolled in householding and wish to change your householding status, please contact your broker-dealer.

Defiance Daily Target 2X Short PLTR ETF Tailored Shareholder Report

annual Shareholder Report April 30, 2026 Defiance Daily Target 2X Short PLTR ETF Ticker: PLTZ (Listed on The Nasdaq Stock Market, LLC)

This annual shareholder report contains important information about the Defiance Daily Target 2X Short PLTR ETF (the "Fund") for the period May 1, 2025 to April 30, 2026. You can find additional information about the Fund at https://www.defianceetfs.com/pltz. You can also request this information by contacting us at (833) 333-9383 or by writing to the Defiance Daily Target 2X Short PLTR ETF, c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201-0701.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs since inception?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Defiance Daily Target 2X Short PLTR ETF	$81	1.30%*

The Fund commenced operations June 5, 2025. Expenses for a full reporting period would be higher than the figures shown.

*	Costs paid as a percentage of a $10,000 investment is an annualized figure.

Cumulative Performance

(Initial Investment of $10,000)

Defiance Daily Target 2X Short PLTR ETF - $3,761
S&P 500® Total Return Index - $12,269
13,000
12,000
11,000
10,000
9,000
8,000
7,000
6,000
5,000
4,000
3,000
2,000
06/05/2025
06/30/2025
07/31/2025
08/31/2025
09/30/2025
10/31/2025
11/30/2025
12/31/2025
01/31/2026
02/28/2026
03/31/2026
04/30/2026

Annual Performance

Returns for the Period ended April 30, 2026	Since Inception (6/5/2025)
Defiance Daily Target 2X Short PLTR ETF - at NAV	-62.39%
S&P 500® Total Return Index	22.69%

The Fund's past performance is not a good indicator of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Visit https://www.defianceetfs.com/pltz for more recent performance information.

How did the Fund perform last year and what influenced its performance?

From inception (June 5, 2025) through April 30, 2026, PLTZ had a NAV total return of -62.39%. PLTZ seeks to deliver twice the daily inverse performance of PLTR (Palantir Technologies Inc.). As an inverse leveraged fund, it experiences losses when PLTR's stock rises.

What factors influenced performance?

Palantir's stock performance was driven by government contract wins, growth in its commercial AI platform (AIP), and strong quarterly revenue results. Investor enthusiasm for AI software applications and Palantir's positioning as a defense and intelligence data analytics leader contributed to significant stock movements. These factors created headwinds for PLTZ given its inverse exposure, compounded by daily rebalancing effects over the holding period.

Defiance Daily Target 2X Short PLTR ETF Tailored Shareholder Report

Key Fund Statistics

(as of April 30, 2026)

Fund Size (Thousands)	$24,556
Number of Holdings	7
Total Advisory Fee	$616,424
Portfolio Turnover	0%

What did the Fund invest in?

(as of April 30, 2026)

Security Type - Investments
(% of Net Assets)

Security Type - Other Financial Instruments
(% of Net Assets)

Percentages are stated as a percent of net assets. Percentages for swap contracts are based on unrealized appreciation (depreciation). Cash Equivalents represents cash, short-term investments, and other assets in excess of liabilities.

Top Holdings	(% of Net Assets)
Palantir Technologies, Inc. Swap; Maturity Date: 10/02/2026	-19.5
Palantir Technologies, Inc. Swap; Maturity Date: 09/21/2026	15.6
Palantir Technologies, Inc. Swap; Maturity Date: 03/31/2033	14.2
United States Treasury Bills	14.0
Palantir Technologies, Inc. Swap; Maturity Date: 01/04/2028	13.1
First American Government Obligations Fund - Class X, 3.56%	1.8
Palantir Technologies, Inc. Swap; Maturity Date: 03/01/2028	1.4

Percentages for swap contracts are based on unrealized appreciation (depreciation).

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, visit https://www.defianceetfs.com/pltz.

Material Fund Changes

Effective December 8, 2025, the Fund executed a 1:4 reverse stock split on its issued and outstanding shares.

Householding

Householding is an option available to certain investors of the Fund. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Householding for the Fund is available through certain broker-dealers. If you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, please contact your broker-dealer. If you are currently enrolled in householding and wish to change your householding status, please contact your broker-dealer.

Defiance Daily Target 2X Short QBTS ETF Tailored Shareholder Report

annual Shareholder Report April 30, 2026 Defiance Daily Target 2X Short QBTS ETF Ticker: QBTZ (Listed on The Nasdaq Stock Market, LLC)

This annual shareholder report contains important information about the Defiance Daily Target 2X Short QBTS ETF (the "Fund") for the period May 1, 2025 to April 30, 2026. You can find additional information about the Fund at https://www.defianceetfs.com/qbtz. You can also request this information by contacting us at (833) 333-9383 or by writing to the Defiance Daily Target 2X Short QBTS ETF, c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201-0701.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs since inception?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Defiance Daily Target 2X Short QBTS ETF	$83	2.31%*

The Fund commenced operations October 6, 2025. Expenses for a full reporting period would be higher than the figures shown.

*	Costs paid as a percentage of a $10,000 investment is an annualized figure.

Cumulative Performance

(Initial Investment of $10,000)

Defiance Daily Target 2X Short QBTS ETF - $2,650
S&P 500® Total Return Index - $10,765
11,000
10,000
9,000
8,000
7,000
6,000
5,000
4,000
3,000
2,000
10/06/2025
10/31/2025
11/30/2025
12/31/2025
01/31/2026
02/28/2026
03/31/2026
04/30/2026

Annual Performance

Returns for the Period ended April 30, 2026	Since Inception (10/6/2025)
Defiance Daily Target 2X Short QBTS ETF - at NAV	-73.50%
S&P 500® Total Return Index	7.65%

The Fund's past performance is not a good indicator of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Visit https://www.defianceetfs.com/qbtz for more recent performance information.

How did the Fund perform last year and what influenced its performance?

From inception (October 6, 2025) through April 30, 2026, QBTZ had a NAV total return of -73.50%. QBTZ seeks to deliver twice the daily inverse performance of QBTS (D-Wave Quantum Inc.). As an inverse leveraged fund, it gains when QBTS declines and loses when QBTS rises.

What factors influenced performance?

D-Wave Quantum's stock volatility—driven by commercial contract wins, government quantum computing initiatives, and broader investor sentiment toward early-stage quantum technology companies—directly influenced QBTZ's performance. As an inverse fund, periods of positive momentum in quantum computing stocks created headwinds. Daily rebalancing and compounding effects caused QBTZ's returns to deviate from the expected -2x multiple over the holding period.

Defiance Daily Target 2X Short QBTS ETF Tailored Shareholder Report

Key Fund Statistics

(as of April 30, 2026)

Fund Size (Thousands)	$11,290
Number of Holdings	7
Total Advisory Fee	$135,871
Portfolio Turnover	0%

What did the Fund invest in?

(as of April 30, 2026)

Security Type - Investments
(% of Net Assets)

Security Type - Other Financial Instruments
(% of Net Assets)

Percentages are stated as a percent of net assets. Percentages for swap contracts are based on unrealized appreciation (depreciation). Cash Equivalents represents cash, short-term investments, and other assets in excess of liabilities.

Top Holdings	(% of Net Assets)
D-Wave Quantum, Inc. Swap; Maturity Date: 11/16/2027	30.3
United States Treasury Bills	17.4
First American Government Obligations Fund - Class X, 3.56%	5.6
D-Wave Quantum, Inc. Swap; Maturity Date: 10/9/2028	2.4
D-Wave Quantum, Inc. Swap; Maturity Date: 03/18/2033	2.0
D-Wave Quantum, Inc. Swap; Maturity Date: 09/08/2028	0.8
D-Wave Quantum, Inc. Swap; Maturity Date: 03/30/2033	0.0

Percentages for swap contracts are based on unrealized appreciation (depreciation).

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, visit https://www.defianceetfs.com/qbtz.

Material Fund Changes

Effective March 23, 2026, the Fund executed a 1:3 reverse stock split on its issued and outstanding shares.

Householding

Householding is an option available to certain investors of the Fund. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Householding for the Fund is available through certain broker-dealers. If you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, please contact your broker-dealer. If you are currently enrolled in householding and wish to change your householding status, please contact your broker-dealer.

Defiance Daily Target 2X Short RKLB ETF Tailored Shareholder Report

annual Shareholder Report April 30, 2026 Defiance Daily Target 2X Short RKLB ETF Ticker: RKLZ (Listed on The Nasdaq Stock Market, LLC)

This annual shareholder report contains important information about the Defiance Daily Target 2X Short RKLB ETF (the "Fund") for the period May 1, 2025 to April 30, 2026. You can find additional information about the Fund at https://www.defianceetfs.com/rklz. You can also request this information by contacting us at (833) 333-9383 or by writing to the Defiance Daily Target 2X Short RKLB ETF, c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201-0701.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs since inception?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Defiance Daily Target 2X Short RKLB ETF	$33	1.35%*

The Fund commenced operations November 17, 2025. Expenses for a full reporting period would be higher than the figures shown.

*	Costs paid as a percentage of a $10,000 investment is an annualized figure.

Cumulative Performance

(Initial Investment of $10,000)

Defiance Daily Target 2X Short RKLB ETF - $764
S&P 500® Total Return Index - $10,862
12,000
10,000
8,000
6,000
4,000
2,000
0
11/17/2025
11/30/2025
12/31/2025
01/31/2026
02/28/2026
03/31/2026
04/30/2026

Annual Performance

Returns for the Period ended April 30, 2026	Since Inception (11/17/2025)
Defiance Daily Target 2X Short RKLB ETF - at NAV	-92.36%
S&P 500® Total Return Index	8.62%

The Fund's past performance is not a good indicator of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Visit https://www.defianceetfs.com/rklz for more recent performance information.

How did the Fund perform last year and what influenced its performance?

From inception (November 17, 2025) through April 30, 2026, RKLZ had a NAV total return of -92.36%. RKLZ seeks to deliver twice the daily inverse performance of RKLB (Rocket Lab Corp.). As an inverse leveraged fund, it experiences losses when RKLB's stock rises.

What factors influenced performance?

Rocket Lab's launch cadence, contract announcements, and progress on its Neutron rocket program drove stock volatility that directly affected RKLZ's performance. Periods of positive news flow and sector enthusiasm for commercial space companies created headwinds for RKLZ given its inverse exposure. Daily rebalancing and compounding effects caused the fund's returns to deviate from the expected -2x multiple over the holding period.

Defiance Daily Target 2X Short RKLB ETF Tailored Shareholder Report

Key Fund Statistics

(as of April 30, 2026)

Fund Size (Thousands)	$8,478
Number of Holdings	7
Total Advisory Fee	$65,786
Portfolio Turnover	0%

What did the Fund invest in?

(as of April 30, 2026)

Security Type - Investments
(% of Net Assets)

Security Type - Other Financial Instruments
(% of Net Assets)

Percentages are stated as a percent of net assets. Percentages for swap contracts are based on unrealized appreciation (depreciation). Cash Equivalents represents cash, short-term investments, and other assets in excess of liabilities.

Top Holdings	(% of Net Assets)
United States Treasury Bills	52.4
First American Government Obligations Fund - Class X, 3.56%	9.1
Rocket Lab Corp. Swap; Maturity Date: 03/31/2033	3.8
Rocket Lab Corp. Swap; Maturity Date: 11/01/2028	3.0
Rocket Lab Corp. Swap; Maturity Date: 03/18/2033	1.8
Rocket Lab Corp. Swap; Maturity Date: 11/17/2028	1.3
Rocket Lab Corp. Swap; Maturity Date: 01/11/2028	0.9

Percentages for swap contracts are based on unrealized appreciation (depreciation).

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, visit https://www.defianceetfs.com/rklz.

Material Fund Changes

Effective March 23, 2026, the Fund executed a 1:8 reverse stock split on its issued and outstanding shares.

Householding

Householding is an option available to certain investors of the Fund. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Householding for the Fund is available through certain broker-dealers. If you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, please contact your broker-dealer. If you are currently enrolled in householding and wish to change your householding status, please contact your broker-dealer.

Defiance Daily Target 2X Short TSM ETF Tailored Shareholder Report

annual Shareholder Report April 30, 2026 Defiance Daily Target 2X Short TSM ETF Ticker: STSM (Listed on NYSE Arca, Inc.)

This annual shareholder report contains important information about the Defiance Daily Target 2X Short TSM ETF (the "Fund") for the period May 1, 2025 to April 30, 2026. You can find additional information about the Fund at https://www.defianceetfs.com/stsm. You can also request this information by contacting us at (833) 333-9383 or by writing to the Defiance Daily Target 2X Short TSM ETF, c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201-0701.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs since inception?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Defiance Daily Target 2X Short TSM ETF	$41	1.29%*

The Fund commenced operations November 17, 2025. Expenses for a full reporting period would be higher than the figures shown.

*	Costs paid as a percentage of a $10,000 investment is an annualized figure.

Cumulative Performance

(Initial Investment of $10,000)

Defiance Daily Target 2X Short TSM ETF - $4,126
S&P 500® Total Return Index - $10,862
11,000
10,000
9,000
8,000
7,000
6,000
5,000
4,000
11/17/2025
11/30/2025
12/31/2025
01/31/2026
02/28/2026
03/31/2026
04/30/2026

Annual Performance

Returns for the Period ended April 30, 2026	Since Inception (11/17/2025)
Defiance Daily Target 2X Short TSM ETF - at NAV	-58.74%
S&P 500® Total Return Index	8.62%

The Fund's past performance is not a good indicator of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Visit https://www.defianceetfs.com/stsm for more recent performance information.

How did the Fund perform last year and what influenced its performance?

From inception (November 17, 2025) through April 30, 2026, STSM had a NAV total return of -58.74%. STSM seeks to deliver twice the daily inverse performance of TSM (Taiwan Semiconductor Manufacturing Co. Ltd.). As an inverse leveraged fund, it experiences losses when TSM's stock rises.

What factors influenced performance?

TSM's stock was influenced by global semiconductor demand, capacity expansion plans, geopolitical tensions related to Taiwan, and the company's role as the leading manufacturer of advanced AI chips. Strong demand from AI-related customers and new U.S. and Japan fabrication facility investments shaped investor sentiment. These factors created headwinds for STSM during periods of TSM stock strength.

Defiance Daily Target 2X Short TSM ETF Tailored Shareholder Report

Key Fund Statistics

(as of April 30, 2026)

Fund Size (Thousands)	$1,155
Number of Holdings	6
Total Advisory Fee	$7,455
Portfolio Turnover	0%

What did the Fund invest in?

(as of April 30, 2026)

Security Type - Investments
(% of Net Assets)

Security Type - Other Financial Instruments
(% of Net Assets)

Percentages are stated as a percent of net assets. Percentages for swap contracts are based on unrealized appreciation (depreciation). Cash Equivalents represents cash, short-term investments and other assets in excess of liabilities.

Top Holdings	(% of Net Assets)
United States Treasury Bills	25.1
Taiwan Semiconductor Manufacturing Co. Ltd. Swap; Maturity Date: 01/11/2028	-3.2
Taiwan Semiconductor Manufacturing Co. Ltd. Swap; Maturity Date: 11/17/2028	-2.1
Taiwan Semiconductor Manufacturing Co. Ltd. Swap; Maturity Date: 11/01/2028	-1.6
First American Government Obligations Fund - Class X, 3.56%	0.3
Taiwan Semiconductor Manufacturing Co. Ltd. Swap; Maturity Date: 03/31/2033	0.0

Percentages for swap contracts are based on unrealized appreciation (depreciation).

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, visit https://www.defianceetfs.com/stsm.

Material Fund Changes

Effective March 23, 2026, the Fund executed a 1:3 reverse stock split on its issued and outstanding shares.

Householding

Householding is an option available to certain investors of the Fund. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Householding for the Fund is available through certain broker-dealers. If you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, please contact your broker-dealer. If you are currently enrolled in householding and wish to change your householding status, please contact your broker-dealer.

Defiance Daily Target 2X Short ASTS ETF Tailored Shareholder Report

annual Shareholder Report April 30, 2026 Defiance Daily Target 2X Short ASTS ETF Ticker: ASTN (Listed on Cboe BZX Exchange, Inc.)

This annual shareholder report contains important information about the Defiance Daily Target 2X Short ASTS ETF (the "Fund") for the period May 1, 2025 to April 30, 2026. You can find additional information about the Fund at https://www.defianceetfs.com/astn. You can also request this information by contacting us at (833) 333-9383 or by writing to the Defiance Daily Target 2X Short ASTS ETF, c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201-0701.

What were the Fund costs since inception?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Defiance Daily Target 2X Short ASTS ETF	$27	1.31%*

The Fund commenced operations February 5, 2026. Expenses for a full reporting period would be higher than the figures shown.

*	Costs paid as a percentage of a $10,000 investment is an annualized figure.

Cumulative Performance

(Initial Investment of $10,000)

Defiance Daily Target 2X Short ASTS ETF - $7,890
S&P 500® Total Return Index - $10,634
12,000
11,000
10,000
9,000
8,000
7,000
02/05/2026
02/28/2026
03/31/2026
04/30/2026

Annual Performance

Returns for the Period ended April 30, 2026	Since Inception (2/5/2026)
Defiance Daily Target 2X Short ASTS ETF - at NAV	-21.10%
S&P 500® Total Return Index	6.34%

The Fund's past performance is not a good indicator of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Visit https://www.defianceetfs.com/astn for more recent performance information.

How did the Fund perform last year and what influenced its performance?

From inception (February 5, 2026) through April 30, 2026, ASTN had a NAV total return of -21.10%. ASTN seeks to deliver twice the daily inverse performance of ASTS (AST SpaceMobile, Inc.). As an inverse leveraged fund, it experiences losses when ASTS's stock rises.

What factors influenced performance?

AST SpaceMobile's satellite broadband deployment progress, partnership announcements with wireless carriers, and investor enthusiasm for direct-to-device satellite connectivity drove stock movements that influenced ASTN's performance through its inverse exposure. Periods of positive news flow around satellite launches and commercial service milestones created headwinds for ASTN. Daily rebalancing and compounding effects caused returns to deviate from the expected -2x multiple over the holding period.

Defiance Daily Target 2X Short ASTS ETF Tailored Shareholder Report

Key Fund Statistics

(as of April 30, 2026)

Fund Size (Thousands)	$1,578
Number of Holdings	5
Total Advisory Fee	$10,252
Portfolio Turnover	0%

What did the Fund invest in?

(as of April 30, 2026)

Security Type - Investments
(% of Net Assets)

Security Type - Other Financial Instruments
(% of Net Assets)

Percentages are stated as a percent of net assets. Percentages for swap contracts are based on unrealized appreciation (depreciation). Cash Equivalents represents cash, short-term investments, and other assets in excess of liabilities.

Top Holdings	(% of Net Assets)
U.S. Treasury Bill, 5/21/2026, 3.46%	39.2
AST SpaceMobile, Inc. Swap; Maturity Date: 03/07/2028	25.1
AST SpaceMobile, Inc. Swap; Maturity Date: 09/08/2028	24.1
AST SpaceMobile, Inc. Swap; Maturity Date: 02/05/2029	-11.6
First American Government Obligations Fund - Class X, 3.56%	0.7

Percentages for swap contracts are based on unrealized appreciation (depreciation).

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, visit https://www.defianceetfs.com/astn.

Householding

Householding is an option available to certain investors of the Fund. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Householding for the Fund is available through certain broker-dealers. If you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, please contact your broker-dealer. If you are currently enrolled in householding and wish to change your householding status, please contact your broker-dealer.

Defiance Daily Target 2X Long RCAT ETF Tailored Shareholder Report

annual Shareholder Report April 30, 2026 Defiance Daily Target 2X Long RCAT ETF Ticker: RCAX (Listed on The Nasdaq Stock Market, LLC)

This annual shareholder report contains important information about the Defiance Daily Target 2X Long RCAT ETF (the "Fund") for the period May 1, 2025 to April 30, 2026. You can find additional information about the Fund at https://www.defianceetfs.com/rcax. You can also request this information by contacting us at (833) 333-9383 or by writing to the Defiance Daily Target 2X Long RCAT ETF, c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201-0701.

What were the Fund costs since inception?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Defiance Daily Target 2X Long RCAT ETF	$49	1.30%*

The Fund commenced operations February 2, 2026. Expenses for a full reporting period would be higher than the figures shown.

*	Costs paid as a percentage of a $10,000 investment is an annualized figure.

Cumulative Performance

(Initial Investment of $10,000)

Defiance Daily Target 2X Long RCAT ETF - $5,035
S&P 500® Total Return Index - $10,363
11,000
10,000
9,000
8,000
7,000
6,000
5,000
02/02/2026
02/28/2026
03/31/2026
04/30/2026

Annual Performance

Returns for the Period ended April 30, 2026	Since Inception (2/2/2026)
Defiance Daily Target 2X Long RCAT ETF - at NAV	-49.65%
S&P 500® Total Return Index	3.63%

The Fund's past performance is not a good indicator of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Visit https://www.defianceetfs.com/rcax for more recent performance information.

How did the Fund perform last year and what influenced its performance?

From inception (February 2, 2026) through April 30, 2026, RCAX had a NAV total return of -49.65%. RCAX seeks to deliver twice the daily performance of RCAT (Red Cat Holdings, Inc.). The fund's 2x leverage magnifies RCAT's daily stock movements in RCAX.

What factors influenced performance?

Red Cat Holdings' stock performance was driven by defense and security contract awards for its tactical drone systems, including deployment in military and law enforcement applications. Growing demand for small unmanned aerial systems in defense contexts, government procurement activity, and the company's revenue growth relative to investor expectations shaped stock volatility amplified through RCAX's 2x leverage.

Defiance Daily Target 2X Long RCAT ETF Tailored Shareholder Report

Key Fund Statistics

(as of April 30, 2026)

Fund Size (Thousands)	$8,863
Number of Holdings	7
Total Advisory Fee	$17,675
Portfolio Turnover	0%

What did the Fund invest in?

(as of April 30, 2026)

Security Type - Investments
(% of Net Assets)

Security Type - Other Financial Instruments
(% of Net Assets)

Percentages are stated as a percent of net assets. Percentages for swap contracts are based on unrealized appreciation (depreciation). Cash Equivalents represents cash, short-term investments, and other assets in excess of liabilities.

Top Holdings	(% of Net Assets)
United States Treasury Bills	21.8
First American Government Obligations Fund - Class X, 3.56%	5.8
Red Cat Holdings, Inc. Swap; Maturity Date: 09/08/2028	2.4
Red Cat Holdings, Inc. Swap; Maturity Date: 02/02/2029	1.7
Red Cat Holdings, Inc. Swap; Maturity Date: 02/22/2028	0.3
Red Cat Holdings, Inc. Swap; Maturity Date: 01/31/2033	0.0*
Red Cat Holdings, Inc. Swap; Maturity Date: 03/30/2033	-0.0^

Percentages for swap contracts are based on unrealized appreciation (depreciation).

*	Less than 0.05%
^	Less than -0.05%

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, visit https://www.defianceetfs.com/rcax.

Householding

Householding is an option available to certain investors of the Fund. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Householding for the Fund is available through certain broker-dealers. If you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, please contact your broker-dealer. If you are currently enrolled in householding and wish to change your householding status, please contact your broker-dealer.

Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer and principal financial officer. The registrant has not made any substantive amendments to its code of ethics during the period covered by this report. The registrant has not granted any waivers from any provisions of the code of ethics during the period covered by this report.

A copy of the registrant’s Code of Ethics is filed herewith.

Item 3. Audit Committee Financial Expert.

The registrant’s Board of Trustees of the Trust has determined that there is at least one audit committee financial expert serving on its audit committee. Mr. David Norris is the “audit committee financial expert” and is considered to be “independent” as each term is defined in Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

The registrant has engaged its principal accountant to perform audit services, audit-related services, tax services and other services during the past two fiscal years. “Audit services” refer to performing an audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for these fiscal years. “Audit-related services” refer to the assurance and related services by the principal accountant that are reasonably related to the performance of the audit. “Tax services” refer to professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. There were no “Other services” provided by the principal accountant. The following table details the aggregate fees billed or expected to be billed for the two fiscal years for audit fees, audit-related fees, tax fees and other fees by the principal accountant.

Defiance 2X Daily Long Pure Quantum ETF

	FYE 4/30/2026	FYE 4/30/2025
( a ) Audit Fees	$14,250	N/A
( b ) Audit-Related Fees	N/A	N/A
( c ) Tax Fees	$3,100	N/A
( d ) All Other Fees	N/A	N/A

Defiance Daily Target 2X Long OSCR ETF

	FYE 4/30/2026	FYE 4/30/2025
( a ) Audit Fees	$14,250	N/A
( b ) Audit-Related Fees	N/A	N/A
( c ) Tax Fees	$3,100	N/A
( d ) All Other Fees	N/A	N/A

1

Defiance Daily Target 2X Long RCAT ETF

	FYE 4/30/2026	FYE 4/30/2025
( a ) Audit Fees	$14,250	N/A
( b ) Audit-Related Fees	N/A	N/A
( c ) Tax Fees	$3,100	N/A
( d ) All Other Fees	N/A	N/A

Defiance Daily Target 2X Long RGTI ETF

	FYE 4/30/2026	FYE 4/30/2025
( a ) Audit Fees	$14,250	$13,000
( b ) Audit-Related Fees	N/A	N/A
( c ) Tax Fees	$3,100	$3,000
( d ) All Other Fees	N/A	N/A

Defiance Daily Target 2X Long RIOT ETF

	FYE 4/30/2026	FYE 4/30/2025
( a ) Audit Fees	$14,250	$13,000
( b ) Audit-Related Fees	N/A	N/A
( c ) Tax Fees	$3,100	$3,000
( d ) All Other Fees	N/A	N/A

Defiance Daily Target 2X Long RKLB ETF

	FYE 4/30/2026	FYE 4/30/2025
( a ) Audit Fees	$14,250	$13,000
( b ) Audit-Related Fees	N/A	N/A
( c ) Tax Fees	$3,100	$3,000
( d ) All Other Fees	N/A	N/A

Defiance Daily Target 2X Short ASTS ETF

	FYE 4/30/2026	FYE 4/30/2025
( a ) Audit Fees	$14,250	N/A
( b ) Audit-Related Fees	N/A	N/A
( c ) Tax Fees	$3,100	N/A
( d ) All Other Fees	N/A	N/A

Defiance Daily Target 2X Short BMNR ETF

	FYE 4/30/2026	FYE 4/30/2025
( a ) Audit Fees	$14,250	N/A
( b ) Audit-Related Fees	N/A	N/A
( c ) Tax Fees	$3,100	N/A
( d ) All Other Fees	N/A	N/A

Defiance Daily Target 2X Short HOOD ETF

	FYE 4/30/2026	FYE 4/30/2025
( a ) Audit Fees	$14,250	N/A
( b ) Audit-Related Fees	N/A	N/A
( c ) Tax Fees	$3,100	N/A
( d ) All Other Fees	N/A	N/A

2

Defiance Daily Target 2X Short IONQ ETF

	FYE 4/30/2026	FYE 4/30/2025
( a ) Audit Fees	$14,250	N/A
( b ) Audit-Related Fees	N/A	N/A
( c ) Tax Fees	$3,100	N/A
( d ) All Other Fees	N/A	N/A

Defiance Daily Target 2X Short OKLO ETF

	FYE 4/30/2026	FYE 4/30/2025
( a ) Audit Fees	$14,250	N/A
( b ) Audit-Related Fees	N/A	N/A
( c ) Tax Fees	$3,100	N/A
( d ) All Other Fees	N/A	N/A

Defiance Daily Target 2X Short PLTR ETF

	FYE 4/30/2026	FYE 4/30/2025
( a ) Audit Fees	$14,250	N/A
( b ) Audit-Related Fees	N/A	N/A
( c ) Tax Fees	$3,100	N/A
( d ) All Other Fees	N/A	N/A

Defiance Daily Target 2X Short QBTS ETF

	FYE 4/30/2026	FYE 4/30/2025
( a ) Audit Fees	$14,250	N/A
( b ) Audit-Related Fees	N/A	N/A
( c ) Tax Fees	$3,100	N/A
( d ) All Other Fees	N/A	N/A

Defiance Daily Target 2X Short RKLB ETF

	FYE 4/30/2026	FYE 4/30/2025
( a ) Audit Fees	$14,250	N/A
( b ) Audit-Related Fees	N/A	N/A
( c ) Tax Fees	$3,100	N/A
( d ) All Other Fees	N/A	N/A

Defiance Daily Target 2X Short TSM ETF

	FYE 4/30/2026	FYE 4/30/2025
( a ) Audit Fees	$14,250	N/A
( b ) Audit-Related Fees	N/A	N/A
( c ) Tax Fees	$3,100	N/A
( d ) All Other Fees	N/A	N/A

3

Services that the Funds’ Independent Registered Public Accounting Firm Billed to the Adviser and Affiliated Fund Service Providers

The following table shows the amount of fees billed by Cohen to the Adviser and any entities that provide ongoing services to the Funds, for engagements directed related to the Funds’ operations and financial reporting, during the Funds’ last two fiscal years.

	FYE 4/30/2026	FYE 4/30/2025
( a) Audit-Related Fees	N/A	N/A
( b) Tax Fees	$495,000	N/A
( c ) All Other Fees	N/A	N/A

The above “Tax Fees” were billed in connection with tax compliance services and agreed upon procedures.

(e)(1) The audit committee has adopted pre-approval policies and procedures that require the audit committee to pre-approve all audit and non-audit services of the registrant, including services provided to any entity affiliated with the registrant.

(e)(2) The percentage of fees billed by Cohen & Company, Ltd. applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows:

Non-Audit Related Fees	FYE 4/30/2026	FYE 4/30/2025
Registrant	N/A	N/A
Registrant’s Investment Adviser	N/A	N/A

(f) All of the principal accountant’s hours spent on auditing the registrant’s financial statements were attributed to work performed by full-time permanent employees of the principal accountant.

(g) The following table indicates the non-audit fees billed or expected to be billed by the registrant’s accountant for services to the registrant and to the registrant’s investment adviser (and any other controlling entity, etc.—not sub-adviser) for the last two years.

Fiscal Year Ended April 30,	Total Non-Audit Fees Billed to the Funds (A)	Total Non-Audit Fees billed to the registrant and to the registrant’s investment adviser (engagements related directly to the operations and financial reporting of the Funds) (B)	Total Non-Audit Fees billed to the registrant and to the registrant’s investment adviser (all other engagements) (C)	Total of (A), (B) and (C)
2026	$46,500	$495,000	N/A	$541,500
2025	$9,000	N/A	N/A	$9,000

(h) The audit committee of the board of trustees/directors has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser is compatible with maintaining the principal accountant's independence and has concluded that the provision of such non-audit services by the accountant has not compromised the accountant’s independence.

(i) The registrant has not been identified by the U.S. Securities and Exchange Commission as having filed an annual report issued by a registered public accounting firm branch or office that is located in a foreign jurisdiction where the Public Company Accounting Oversight Board is unable to inspect or completely investigate because of a position taken by an authority in that jurisdiction.

(j) The registrant is not a foreign issuer.

4

Item 5. Audit Committee of Listed Registrants.

(a) The registrant is an issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934, (the “Act”) and has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Act. The independent members of the committee are as follows: Javier Marquina, Michelle McDonough, and David Norris.

(b) Not applicable

Item 6. Investments.

(a)	Schedule of Investments is included within the financial statements filed under Item 7 of this Form.

(b)	Not applicable.

5

Item 7. Financial Statements and Financial Highlights for Open-End Investment Companies.

(a)

Financial Statements

April 30, 2026

Tidal Trust II
●	Defiance 2X Daily Long Pure Quantum ETF	QPUX	The Nasdaq Stock Market, LLC
●	Defiance Daily Target 2X Long OSCR ETF	OSCX	The Nasdaq Stock Market, LLC
●	Defiance Daily Target 2X Long RCAT ETF	RCAX	The Nasdaq Stock Market, LLC
●	Defiance Daily Target 2X Long RGTI ETF	RGTX	The Nasdaq Stock Market, LLC
●	Defiance Daily Target 2X Long RIOT ETF	RIOX	NYSE Arca, Inc.
●	Defiance Daily Target 2X Long RKLB ETF	RKLX	The Nasdaq Stock Market, LLC
●	Defiance Daily Target 2X Short ASTS ETF	ASTN	Cboe BZX Exchange, Inc.
●	Defiance Daily Target 2X Short BMNR ETF	BMNZ	NYSE Arca, Inc.
●	Defiance Daily Target 2X Short HOOD ETF	HOOZ	NYSE Arca, Inc.
●	Defiance Daily Target 2X Short IONQ ETF	IONZ	The Nasdaq Stock Market, LLC
●	Defiance Daily Target 2X Short OKLO ETF	OKLS	NYSE Arca, Inc.
●	Defiance Daily Target 2X Short PLTR ETF	PLTZ	The Nasdaq Stock Market, LLC
●	Defiance Daily Target 2X Short QBTS ETF	QBTZ	The Nasdaq Stock Market, LLC
●	Defiance Daily Target 2X Short RKLB ETF	RKLZ	The Nasdaq Stock Market, LLC
●	Defiance Daily Target 2X Short TSM ETF	STSM	NYSE Arca, Inc.

Defiance ETFs

  Defiance 2X Daily Long Pure Quantum ETF

  Schedule of Investments

  April 30, 2026

SHORT-TERM INVESTMENTS - 12.6%
Money Market Funds - 3.9%	Shares	Value
First American Government Obligations Fund - Class X, 3.56%(a)	1,200,636	$1,200,636

U.S. Treasury Bills - 8.7%	Principal Amount	Value
U.S. Treasury Bill, 5/21/2026, 3.46%(b)(c)	$2,730,000	2,724,578

TOTAL SHORT-TERM INVESTMENTS (Cost $3,925,218)		3,925,214

TOTAL INVESTMENTS - 12.6% (Cost $3,925,218)		$3,925,214
Other Assets in Excess of Liabilities - 87.4%		27,216,716
TOTAL NET ASSETS - 100.0%		$31,141,930

Percentages are stated as a percent of net assets.

(a)	The rate shown represents the 7-day annualized effective yield as of April 30, 2026.
(b)	The rate shown is the annualized effective yield as of April 30, 2026.
(c)	All or a portion of the security has been pledged as collateral for total return swap contracts. The fair value of securities committed as collateral as of April 30, 2026 was $2,724,567.

The accompanying notes are an integral part of these financial statements.

  Defiance 2X Daily Long Pure Quantum ETF

Schedule of Total Return Swaps Contracts

April 30, 2026

TOTAL RETURN SWAPS - 38.3%
Reference Entity	Counterparty	Pay/ Receive Reference Entity	Financing Rate	Payment Frequency	Maturity Date	Notional Value	Value / Unrealized Appreciation (Depreciation)
D-Wave Quantum, Inc.	Marex Capital Markets, Inc.	Receive	OBFR + 5.00%	Termination(a)	09/04/2026	$5,208,086	$1,059,033
D-Wave Quantum, Inc.	Clear Street LLC	Receive	OBFR + 6.25%	Termination(b)	03/14/2028	10,372,105	2,062,802
IonQ, Inc.	Marex Capital Markets, Inc.	Receive	OBFR + 5.00%	Termination(a)	09/04/2026	6,541,182	2,073,828
IonQ, Inc.	Clear Street LLC	Receive	OBFR + 3.50%	Termination(b)	11/23/2027	9,023,639	2,927,449
Quantum Computing, Inc.	Clear Street LLC	Receive	OBFR + 12.00%	Termination(b)	11/23/2027	9,643,995	1,484,095
Quantum Computing, Inc.	Marex Capital Markets, Inc.	Receive	OBFR + 5.00%	Termination(a)	09/04/2026	5,920,836	877,742
Rigetti Computing, Inc.	Marex Capital Markets, Inc.	Receive	OBFR + 5.00%	Termination(a)	09/04/2026	5,649,490	573,048
Rigetti Computing, Inc.	Clear Street LLC	Receive	OBFR + 13.00%	Termination(b)	03/14/2028	9,915,334	867,083
							11,925,080

Net Unrealized Appreciation (Depreciation)							$11,925,080

OBFR - Overnight Bank Funding Rate was 3.64% as of April 30, 2026.

(a)	Financing reset of the swap is effective monthly. Equity reset of the swap is effective on termination, but also may periodically reset throughout the term based on predetermined notional thresholds.
(b)	Financing reset of the swap is effective monthly. Equity reset of the swap is effective on termination. Both may periodically reset throughout the term on an ad-hoc basis.

The accompanying notes are an integral part of these financial statements.

  Defiance Daily Target 2X Long OSCR ETF

  Schedule of Investments

  April 30, 2026

SHORT-TERM INVESTMENTS - 12.1%
Money Market Funds - 1.1%	Shares	Value
First American Government Obligations Fund - Class X, 3.56%(a)	104,543	$104,543

U.S. Treasury Bills - 11.0%	Principal Amount	Value
U.S. Treasury Bill, 5/21/2026, 3.46%(b)(c)	$1,030,000	1,027,954

TOTAL SHORT-TERM INVESTMENTS (Cost $1,132,502)		1,132,497

TOTAL INVESTMENTS - 12.1% (Cost $1,132,502)		$1,132,497
Other Assets in Excess of Liabilities - 87.9%		8,216,075
TOTAL NET ASSETS - 100.0%		$9,348,572

Percentages are stated as a percent of net assets.

(a)	The rate shown represents the 7-day annualized effective yield as of April 30, 2026.
(b)	The rate shown is the annualized effective yield as of April 30, 2026.
(c)	All or a portion of the security has been pledged as collateral for total return swap contracts. The fair value of securities committed as collateral as of April 30, 2026 was $1,027,950.

The accompanying notes are an integral part of these financial statements.

Defiance Daily Target 2X Long OSCR ETF

Schedule of Total Return Swaps Contracts

April 30, 2026

TOTAL RETURN SWAPS — 57.8%
Reference Entity	Counterparty	Pay/ Receive Reference Entity	Financing Rate	Payment Frequency	Maturity Date	Notional Value	Value / Unrealized Appreciation (Depreciation)
Oscar Health, Inc.	Clear Street LLC	Receive	OBFR + 8.00%	Termination(a)	11/09/2027	$3,529,534	$1,028,812
Oscar Health, Inc.	Cantor Fitzgerald & Co.	Receive	OBFR + 12.50%	Termination(b)	09/08/2028	4,656,110	1,130,758
Oscar Health, Inc.	Jane Street Execution Services, LLC	Receive	OBFR + 13.00%	Termination(a)	03/18/2033	3,692,000	1,039,145
Oscar Health, Inc.	Marex Capital Markets, Inc.	Receive	OBFR + 4.00%	Termination(c)	09/28/2028	3,562,780	1,139,013
Oscar Health, Inc.	Nomura Securities International, Inc.	Receive	OBFR + 17.50%	Termination(d)	03/31/2033	3,258,190	1,067,520
							5,405,248

Net Unrealized Appreciation (Depreciation)							$5,405,248

OBFR - Overnight Bank Funding Rate was 3.64% as of April 30, 2026.

(a)	Financing reset of the swap is effective monthly. Equity reset of the swap is effective on termination. Both may periodically reset throughout the term on an ad-hoc basis.
(b)	Financing reset of the swap is effective monthly. Equity reset of the swap is effective on termination, but also may periodically reset throughout the term on an ad-hoc basis.
(c)	Financing reset of the swap is effective monthly. Equity reset of the swap is effective on termination, but also may periodically reset throughout the term based on predetermined notional thresholds.
(d)	Financing reset of the swap is effective on termination. Equity reset of the swap is effective on termination, but may periodically reset throughout the term on an ad-hoc basis.

The accompanying notes are an integral part of these financial statements.

  Defiance Daily Target 2X Long RCAT ETF

  Schedule of Investments

  April 30, 2026

SHORT-TERM INVESTMENTS - 27.6%
Money Market Funds - 5.8%	Shares	Value
First American Government Obligations Fund - Class X, 3.56%(a)	512,041	$512,041

U.S. Treasury Bills - 21.8%	Principal Amount	Value
U.S. Treasury Bill, 5/21/2026, 3.46%(b)(c)	$1,940,000	1,936,147

TOTAL SHORT-TERM INVESTMENTS (Cost $2,448,196)		2,448,188

TOTAL INVESTMENTS - 27.6% (Cost $2,448,196)		$2,448,188
Other Assets in Excess of Liabilities - 72.4%		6,414,337
TOTAL NET ASSETS - 100.0%		$8,862,525

Percentages are stated as a percent of net assets.

(a)	The rate shown represents the 7-day annualized effective yield as of April 30, 2026.
(b)	The rate shown is the annualized effective yield as of April 30, 2026.
(c)	All or a portion of the security has been pledged as collateral for total return swap contracts. The fair value of securities committed as collateral as of April 30, 2026 was $1,936,139.

The accompanying notes are an integral part of these financial statements.

  Defiance Daily Target 2X Long RCAT ETF

  Schedule of Total Return Swaps Contracts

April 30, 2026

TOTAL RETURN SWAPS — 4.4%
Reference Entity	Counterparty	Pay/ Receive Reference Entity	Financing Rate	Payment Frequency	Maturity Date	Notional Value	Value / Unrealized Appreciation (Depreciation)
Red Cat Holdings, Inc.	Cantor Fitzgerald & Co.	Receive	OBFR + 20.00%	Termination(a)	09/08/2028	$6,780,864	$211,988
Red Cat Holdings, Inc.	Clear Street LLC	Receive	OBFR + 12.00%	Termination(b)	02/22/2028	5,920,018	25,656
Red Cat Holdings, Inc.	Marex Capital Markets, Inc.	Receive	OBFR + 3.00%	Termination(c)	02/02/2029	4,746,600	153,900
Red Cat Holdings, Inc.	National Bank of Canada Financial, Inc.	Receive	OBFR + 29.00%	Termination(d)	01/31/2033	70,320	961
Red Cat Holdings, Inc.	Nomura Securities International, Inc.	Receive	OBFR + 39.00%	Termination(e)	03/30/2033	117,200	(721)
							391,784

Net Unrealized Appreciation (Depreciation)							$391,784

OBFR - Overnight Bank Funding Rate was 3.64% as of April 30, 2026.

(a)	Financing reset of the swap is effective monthly. Equity reset of the swap is effective on termination, but may periodically reset throughout the term on an ad-hoc basis.
(b)	Financing reset of the swap is effective monthly. Equity reset of the swap is effective on termination. Both may periodically reset throughout the term on an ad-hoc basis.
(c)	Financing reset of the swap is effective monthly. Equity reset of the swap is effective on termination, but also may periodically reset throughout the term based on predetermined notional thresholds.
(d)	Financing reset of the swap is effective monthly. Equity reset of the swap is effective on termination, but also may periodically reset throughout the term based on predetermined mark-to-market thresholds.
(e)	Financing reset of the swap is effective on termination. Equity reset of the swap is effective on termination, but may periodically reset throughout the term on an ad-hoc basis.

The accompanying notes are an integral part of these financial statements.

  Defiance Daily Target 2X Long RGTI ETF

  Schedule of Investments

  April 30, 2026

SHORT-TERM INVESTMENTS - 23.9%
Money Market Funds - 8.5%	Shares	Value
First American Government Obligations Fund - Class X, 3.56%(a)	4,680,864	$4,680,864

U.S. Treasury Bills - 15.4%	Principal Amount	Value
U.S. Treasury Bill, 5/21/2026, 3.46%(b)(c)	$8,438,000	8,421,241

TOTAL SHORT-TERM INVESTMENTS (Cost $13,102,126)		13,102,105

TOTAL INVESTMENTS - 23.9% (Cost $13,102,126)		$13,102,105
Other Assets in Excess of Liabilities - 76.1%		41,739,694
TOTAL NET ASSETS - 100.0%		$54,841,799

Percentages are stated as a percent of net assets.

(a)	The rate shown represents the 7-day annualized effective yield as of April 30, 2026.
(b)	The rate shown is the annualized effective yield as of April 30, 2026.
(c)	All or a portion of the security has been pledged as collateral for total return swap contracts. The fair value of securities committed as collateral as of April 30, 2026 was $8,303,443.

The accompanying notes are an integral part of these financial statements.

  Defiance Daily Target 2X Long RGTI ETF

  Schedule of Total Return Swaps Contracts

  April 30, 2026

TOTAL RETURN SWAPS — 33.8%
Reference Entity	Counterparty	Pay/ Receive Reference Entity	Financing Rate	Payment Frequency	Maturity Date	Notional Value	Value / Unrealized Appreciation (Depreciation)
Rigetti Computing, Inc.	Cantor Fitzgerald & Co.	Receive	OBFR + 20.00%	Termination(a)	09/08/2028	$14,721,762	$2,989,842
Rigetti Computing, Inc.	Marex Capital Markets, Inc.	Receive	OBFR + 5.50%	Termination(b)	02/02/2029	12,651,250	1,862,214
Rigetti Computing, Inc.	Clear Street LLC	Receive	OBFR + 13.00%	Termination(c)	03/06/2028	22,266,253	3,268,744
Rigetti Computing, Inc.	Jane Street Execution Services, LLC	Receive	OBFR + 15.00%	Termination(c)	03/18/2033	24,430,000	5,160,443
Rigetti Computing, Inc.	BMO Capital Markets Corp.	Receive	OBFR + 30.00%	Termination(a)	07/01/2027	5,758,500	1,344,875
Rigetti Computing, Inc.	National Bank of Canada Financial, Inc.	Receive	OBFR + 25.00%	Termination(d)	01/31/2033	8,725,000	1,919,504
Rigetti Computing, Inc.	Nomura Securities International, Inc.	Receive	OBFR + 22.50%	Termination(e)	03/31/2033	13,262,000	1,527,758
Rigetti Computing, Inc.	Morgan Stanley & Co., Inc.	Receive	OBFR + 23.00%	Termination(f)	04/11/2031	7,852,500	477,000
							18,550,380

Net Unrealized Appreciation (Depreciation)							$18,550,380

OBFR - Overnight Bank Funding Rate was 3.64% as of April 30, 2026.

(a)	Financing reset of the swap is effective monthly. Equity reset of the swap is effective on termination, but may periodically reset throughout the term on an ad-hoc basis.
(b)	Financing reset of the swap is effective monthly. Equity reset of the swap is effective on termination, but also may periodically reset throughout the term based on predetermined notional thresholds.
(c)	Financing reset of the swap is effective monthly. Equity reset of the swap is effective on termination. Both may periodically reset throughout the term on an ad-hoc basis.
(d)	Financing reset of the swap is effective monthly. Equity reset of the swap is effective on termination, but also may periodically reset throughout the term based on predetermined mark-to-market thresholds.
(e)	Financing reset of the swap is effective on termination. Equity reset of the swap is effective on termination, but may periodically reset throughout the term on an ad-hoc basis.
(f)	Financing reset of the swap is effective monthly. Equity reset of the swap is effective on termination.

The accompanying notes are an integral part of these financial statements.

  Defiance Daily Target 2X Long RIOT ETF

  Schedule of Investments

  April 30, 2026

SHORT-TERM INVESTMENTS - 9.9%
Money Market Funds - 5.6%	Shares	Value
First American Government Obligations Fund - Class X, 3.56%(a)	1,284,198	$1,284,198

U.S. Treasury Bills - 4.3%	Principal Amount	Value
U.S. Treasury Bill, 5/21/2026, 3.46%(b)(c)	$970,000	968,073

TOTAL SHORT-TERM INVESTMENTS (Cost $2,252,275)		2,252,271

TOTAL INVESTMENTS - 9.9% (Cost $2,252,275)		$2,252,271
Other Assets in Excess of Liabilities - 90.1%		20,532,821
TOTAL NET ASSETS - 100.0%		$22,785,092

Percentages are stated as a percent of net assets.

(a)	The rate shown represents the 7-day annualized effective yield as of April 30, 2026.
(b)	The rate shown is the annualized effective yield as of April 30, 2026.
(c)	All or a portion of the security has been pledged as collateral for total return swap contracts. The fair value of securities committed as collateral as of April 30, 2026 was $968,070.

The accompanying notes are an integral part of these financial statements.

  Defiance Daily Target 2X Long RIOT ETF

  Schedule of Total Return Swaps Contracts

  April 30, 2026

TOTAL RETURN SWAPS — 45.3%
Reference Entity	Counterparty	Pay/ Receive Reference Entity	Financing Rate	Payment Frequency	Maturity Date	Notional Value	Value / Unrealized Appreciation (Depreciation)
Riot Platforms, Inc.	Cantor Fitzgerald & Co.	Receive	OBFR + 30.00%	Termination(a)	09/08/2028	$9,363,147	$3,246,559
Riot Platforms, Inc.	BMO Capital Markets Corp.	Receive	OBFR + 20.00%	Termination(a)	09/01/2026	3,792,800	1,009,725
Riot Platforms, Inc.	Clear Street LLC	Receive	OBFR + 8.50%	Termination(b)	09/22/2026	10,008,872	1,714,773
Riot Platforms, Inc.	Marex Capital Markets, Inc.	Receive	OBFR + 5.00%	Termination(c)	02/04/2029	6,896,000	1,489,748
Riot Platforms, Inc.	Jane Street Execution Services, LLC	Receive	OBFR + 13.00%	Termination(b)	03/18/2033	6,896,000	1,217,940
Riot Platforms, Inc.	National Bank of Canada Financial, Inc.	Receive	OBFR + 25.00%	Termination(d)	01/31/2033	1,724,000	—
Riot Platforms, Inc.	Nomura Securities International, Inc.	Receive	OBFR + 15.50%	Termination(e)	03/31/2033	6,896,000	1,639,776
							10,318,521

Net Unrealized Appreciation (Depreciation)							$10,318,521

OBFR - Overnight Bank Funding Rate was 3.64% as of April 30, 2026.

(a)	Financing reset of the swap is effective monthly. Equity reset of the swap is effective on termination, but may periodically reset throughout the term on an ad-hoc basis.
(b)	Financing reset of the swap is effective monthly. Equity reset of the swap is effective on termination. Both may periodically reset throughout the term on an ad-hoc basis.
(c)	Financing reset of the swap is effective monthly. Equity reset of the swap is effective on termination, but also may periodically reset throughout the term based on predetermined notional thresholds.
(d)	Financing reset of the swap is effective monthly. Equity reset of the swap is effective on termination, but also may periodically reset throughout the term based on predetermined mark-to-market thresholds.
(e)	Financing reset of the swap is effective on termination. Equity reset of the swap is effective on termination, but may periodically reset throughout the term on an ad-hoc basis.

The accompanying notes are an integral part of these financial statements.

  Defiance Daily Target 2X Long RKLB ETF

  Schedule of Investments

  April 30, 2026

SHORT-TERM INVESTMENTS - 8.0%
Money Market Funds - 2.6%	Shares	Value
First American Government Obligations Fund - Class X, 3.56%(a)	5,888,092	$5,888,092

U.S. Treasury Bills - 5.4%	Principal Amount	Value
U.S. Treasury Bill, 5/21/2026, 3.46%(b)(c)	$12,330,000	12,305,512

TOTAL SHORT-TERM INVESTMENTS (Cost $18,193,625)		18,193,604

TOTAL INVESTMENTS - 8.0% (Cost $18,193,625)		$18,193,604
Other Assets in Excess of Liabilities - 92.0%		209,815,514
TOTAL NET ASSETS - 100.0%		$228,009,118

Percentages are stated as a percent of net assets.

(a)	The rate shown represents the 7-day annualized effective yield as of April 30, 2026.
(b)	The rate shown is the annualized effective yield as of April 30, 2026.
(c)	All or a portion of the security has been pledged as collateral for total return swap contracts. The fair value of securities committed as collateral as of April 30, 2026 was $12,305,463.

The accompanying notes are an integral part of these financial statements.

  Defiance Daily Target 2X Long RKLB ETF

  Schedule of Total Return Swaps Contracts

  April 30, 2026

TOTAL RETURN SWAPS — 49.4%
Reference Entity	Counterparty	Pay/ Receive Reference Entity	Financing Rate	Payment Frequency	Maturity Date	Notional Value	Value / Unrealized Appreciation (Depreciation)
Rocket Lab Corp.	Marex Capital Markets, Inc.	Receive	OBFR + 6.00%	Termination(a)	09/15/2028	$37,129,500	$(11,503,497)
Rocket Lab Corp.	Cantor Fitzgerald & Co.	Receive	OBFR + 10.50%	Termination(b)	09/21/2026	43,403,725	8,993,457
Rocket Lab Corp.	BMO Capital Markets Corp.	Receive	OBFR + 15.00%	Termination(b)	10/01/2026	25,578,100	12,660,440
Rocket Lab Corp.	Jane Street Execution Services, LLC	Receive	OBFR + 13.00%	Termination(c)	03/18/2033	140,267,000	33,294,184
Rocket Lab Corp.	Clear Street LLC	Receive	OBFR + 1.25%	Termination(c)	08/25/2026	49,103,599	15,806,358
Rocket Lab Corp.	Morgan Stanley & Co., Inc.	Receive	OBFR + 12.00%	Termination(d)	01/22/2029	96,536,700	29,177,762
Rocket Lab Corp.	Nomura Securities International, Inc.	Receive	OBFR + 13.00%	Termination(e)	03/31/2033	35,066,750	15,981,119
Rocket Lab Corp.	National Bank of Canada Financial, Inc.	Receive	OBFR + 14.00%	Termination(f)	01/31/2033	28,878,500	8,172,339
							112,582,162

Net Unrealized Appreciation (Depreciation)							$112,582,162

OBFR - Overnight Bank Funding Rate was 3.64% as of April 30, 2026.

(a)	Financing reset of the swap is effective monthly. Equity reset of the swap is effective on termination, but also may periodically reset throughout the term based on predetermined notional thresholds.
(b)	Financing reset of the swap is effective monthly. Equity reset of the swap is effective on termination, but may periodically reset throughout the term on an ad-hoc basis.
(c)	Financing reset of the swap is effective monthly. Equity reset of the swap is effective on termination. Both may periodically reset throughout the term on an ad-hoc basis.
(d)	Financing reset of the swap is effective monthly. Equity reset of the swap is effective on termination.
(e)	Financing reset of the swap is effective on termination. Equity reset of the swap is effective on termination, but may periodically reset throughout the term on an ad-hoc basis.
(f)	Financing reset of the swap is effective monthly. Equity reset of the swap is effective on termination, but also may periodically reset throughout the term based on predetermined mark-to-market thresholds.

The accompanying notes are an integral part of these financial statements.

  Defiance Daily Target 2X Short ASTS ETF

  Schedule of Investments

  April 30, 2026

SHORT-TERM INVESTMENTS - 39.9%
Money Market Funds - 0.7%	Shares	Value
First American Government Obligations Fund - Class X, 3.56%(a)	11,656	$11,656

U.S. Treasury Bills - 39.2%	Principal Amount	Value
U.S. Treasury Bill, 5/21/2026, 3.46%(b)(c)	$619,000	617,770

TOTAL SHORT-TERM INVESTMENTS (Cost $629,428)		629,426

TOTAL INVESTMENTS - 39.9% (Cost $629,428)		$629,426
Other Assets in Excess of Liabilities - 60.1%		948,289
TOTAL NET ASSETS - 100.0%		$1,577,715

Percentages are stated as a percent of net assets.

(a)	The rate shown represents the 7-day annualized effective yield as of April 30, 2026.
(b)	The rate shown is the annualized effective yield as of April 30, 2026.
(c)	All or a portion of the security has been pledged as collateral for total return swap contracts. The fair value of securities committed as collateral as of April 30, 2026 was $617,768.

The accompanying notes are an integral part of these financial statements.

  Defiance Daily Target 2X Short ASTS ETF

  Schedule of Total Return Swaps Contracts

  April 30, 2026

TOTAL RETURN SWAPS — 37.7%
Reference Entity	Counterparty	Pay/ Receive Reference Entity	Financing Rate	Payment Frequency	Maturity Date	Notional Value	Value / Unrealized Appreciation (Depreciation)
AST SpaceMobile, Inc.	Cantor Fitzgerald & Co.	Pay	OBFR + (25.00%)	Termination(a)	09/08/2028	$(924,193)	$380,997
AST SpaceMobile, Inc.	Clear Street LLC	Pay	OBFR + (2.50%)	Termination(b)	03/07/2028	(1,030,166)	395,690
AST SpaceMobile, Inc.	Marex Capital Markets, Inc.	Pay	OBFR + (2.00%)	Termination(c)	02/05/2029	(1,211,960)	(182,499)
							594,188

Net Unrealized Appreciation (Depreciation)							$594,188

OBFR - Overnight Bank Funding Rate was 3.64% as of April 30, 2026.

(a)	Financing reset of the swap is effective monthly. Equity reset of the swap is effective on termination, but may periodically reset throughout the term on an ad-hoc basis.
(b)	Financing reset of the swap is effective monthly. Equity reset of the swap is effective on termination. Both may periodically reset throughout the term on an ad-hoc basis.
(c)	Financing reset of the swap is effective monthly. Equity reset of the swap is effective on termination, but also may periodically reset throughout the term based on predetermined notional thresholds.

The accompanying notes are an integral part of these financial statements.

  Defiance Daily Target 2X Short BMNR ETF

  Schedule of Investments

  April 30, 2026

SHORT-TERM INVESTMENTS - 6.8%
Money Market Funds - 5.7%	Shares	Value
First American Government Obligations Fund - Class X, 3.56%(a)	1,051,345	$1,051,345

U.S. Treasury Bills - 1.1%	Principal Amount	Value
U.S. Treasury Bill, 5/21/2026, 3.46%(b)(c)	$190,000	189,623

TOTAL SHORT-TERM INVESTMENTS (Cost $1,240,969)		1,240,968

TOTAL INVESTMENTS - 6.8% (Cost $1,240,969)		$1,240,968
Other Assets in Excess of Liabilities - 93.2%		17,122,177
TOTAL NET ASSETS - 100.0%		$18,363,145

Percentages are stated as a percent of net assets.

(a)	The rate shown represents the 7-day annualized effective yield as of April 30, 2026.
(b)	The rate shown is the annualized effective yield as of April 30, 2026.
(c)	All or a portion of the security has been pledged as collateral for total return swap contracts. The fair value of securities committed as collateral as of April 30, 2026 was $189,622.

The accompanying notes are an integral part of these financial statements.

  Defiance Daily Target 2X Short BMNR ETF

  Schedule of Total Return Swaps Contracts

  April 30, 2026

TOTAL RETURN SWAPS - 0.3%
Reference Entity	Counterparty	Pay/ Receive Reference Entity	Financing Rate	Payment Frequency	Maturity Date	Notional Value	Value / Unrealized Appreciation (Depreciation)
BitMine Immersion Technologies, Inc.	Clear Street LLC	Pay	OBFR + (2.50%)	Termination(a)	01/11/2028	$(6,440,159)	$84,040
BitMine Immersion Technologies, Inc.	Marex Capital Markets, Inc.	Pay	OBFR + (2.50%)	Termination(b)	11/12/2028	(8,781,319)	108
BitMine Immersion Technologies, Inc.	Cantor Fitzgerald & Co.	Pay	OBFR + (17.50%)	Termination(c)	11/01/2028	(8,513,155)	62,363
BitMine Immersion Technologies, Inc.	Jane Street Execution Services, LLC	Pay	OBFR + (13.00%)	Termination(a)	03/18/2033	(8,709,800)	60,906
BitMine Immersion Technologies, Inc.	Nomura Securities International, Inc.	Pay	OBFR + (20.00%)	Termination(d)	03/30/2033	(4,290,700)	(150,186)
							57,231

Net Unrealized Appreciation (Depreciation)							$57,231

OBFR - Overnight Bank Funding Rate was 3.64% as of April 30, 2026.

(a)	Financing reset of the swap is effective monthly. Equity reset of the swap is effective on termination. Both may periodically reset throughout the term on an ad-hoc basis.
(b)	Financing reset of the swap is effective monthly. Equity reset of the swap is effective on termination, but also may periodically reset throughout the term based on predetermined notional thresholds.
(c)	Financing reset of the swap is effective monthly. Equity reset of the swap is effective on termination, but may periodically reset throughout the term on an ad-hoc basis.
(d)	Financing reset of the swap is effective on termination. Equity reset of the swap is effective on termination, but may periodically reset throughout the term on an ad-hoc basis.

The accompanying notes are an integral part of these financial statements.

  Defiance Daily Target 2X Short HOOD ETF

Schedule of Investments

  April 30, 2026

SHORT-TERM INVESTMENTS - 17.5%
Money Market Funds - 10.7%	Shares	Value
First American Government Obligations Fund - Class X, 3.56%(a)	572,240	$572,240

U.S. Treasury Bills - 6.8%	Principal Amount	Value
U.S. Treasury Bill, 5/21/2026, 3.46%(b)(c)	$360,000	359,285

TOTAL SHORT-TERM INVESTMENTS (Cost $931,526)		931,525

TOTAL INVESTMENTS - 17.5% (Cost $931,526)		$931,525
Other Assets in Excess of Liabilities - 82.5%		4,386,727
TOTAL NET ASSETS - 100.0%		$5,318,252

Percentages are stated as a percent of net assets.

(a)	The rate shown represents the 7-day annualized effective yield as of April 30, 2026.
(b)	The rate shown is the annualized effective yield as of April 30, 2026.
(c)	All or a portion of the security has been pledged as collateral for total return swap contracts. The fair value of securities committed as collateral as of April 30, 2026 was $359,284.

The accompanying notes are an integral part of these financial statements.

  Defiance Daily Target 2X Short HOOD ETF

  Schedule of Total Return Swaps Contracts

  April 30, 2026

TOTAL RETURN SWAPS — 39.2%
Reference Entity	Counterparty	Pay/ Receive Reference Entity	Financing Rate	Payment Frequency	Maturity Date	Notional Value	Value / Unrealized Appreciation (Depreciation)
Robinhood Markets, Inc.	Marex Capital Markets, Inc.	Pay	OBFR + (2.50%)	Termination(a)	11/12/2028	$(1,739,884)	$(76,439)
Robinhood Markets, Inc.	Jane Street Execution Services, LLC	Pay	OBFR + (5.00%)	Termination(b)	03/18/2033	(3,141,559)	633,743
Robinhood Markets, Inc.	Cantor Fitzgerald & Co.	Pay	OBFR + (10.00%)	Termination(c)	11/01/2028	(1,807,599)	186,756
Robinhood Markets, Inc.	Clear Street LLC	Pay	OBFR + (1.25%)	Termination(b)	01/11/2028	(1,484,478)	659,382
Robinhood Markets, Inc.	Nomura Securities International, Inc.	Pay	OBFR + (7.50%)	Termination(d)	03/31/2033	(2,398,081)	683,251
							2,086,693

Net Unrealized Appreciation (Depreciation)							$2,086,693

OBFR - Overnight Bank Funding Rate was 3.64% as of April 30, 2026.

(a)	Financing reset of the swap is effective monthly. Equity reset of the swap is effective on termination, but also may periodically reset throughout the term based on predetermined notional thresholds.
(b)	Financing reset of the swap is effective monthly. Equity reset of the swap is effective on termination. Both may periodically reset throughout the term on an ad-hoc basis.
(c)	Financing reset of the swap is effective monthly. Equity reset of the swap is effective on termination, but may periodically reset throughout the term on an ad-hoc basis.
(d)	Financing reset of the swap is effective on termination. Equity reset of the swap is effective on termination, but may periodically reset throughout the term on an ad-hoc basis.

The accompanying notes are an integral part of these financial statements.

  Defiance Daily Target 2X Short IONQ ETF

  Schedule of Investments

  April 30, 2026

SHORT-TERM INVESTMENTS - 41.1%
Money Market Funds - 8.0%	Shares	Value
First American Government Obligations Fund - Class X, 3.56%(a)	1,673,031	$1,673,031

U.S. Treasury Bills - 33.1%	Principal Amount	Value
U.S. Treasury Bill, 5/21/2026, 3.46%(b)(c)	$6,906,000	6,892,284

TOTAL SHORT-TERM INVESTMENTS (Cost $8,565,315)		8,565,315

TOTAL INVESTMENTS - 41.1% (Cost $8,565,315)		$8,565,315
Other Assets in Excess of Liabilities - 58.9%		12,288,768
TOTAL NET ASSETS - 100.0%		$20,854,083

Percentages are stated as a percent of net assets.

(a)	The rate shown represents the 7-day annualized effective yield as of April 30, 2026.
(b)	The rate shown is the annualized effective yield as of April 30, 2026.
(c)	All or a portion of the security has been pledged as collateral for total return swap contracts. The fair value of securities committed as collateral as of April 30, 2026 was $6,892,257.

The accompanying notes are an integral part of these financial statements.

  Defiance Daily Target 2X Short IONQ ETF

  Schedule of Total Return Swaps Contracts

  April 30, 2026

TOTAL RETURN SWAPS — 9.1%
Reference Entity	Counterparty	Pay/ Receive Reference Entity	Financing Rate	Payment Frequency	Maturity Date	Notional Value	Value / Unrealized Appreciation (Depreciation)
IonQ, Inc.	Clear Street LLC	Pay	OBFR + (5.00%)	Termination(a)	11/16/2027	$(7,581,017)	$366,171
IonQ, Inc.	Cantor Fitzgerald & Co.	Pay	OBFR + (25.00%)	Termination(b)	09/08/2028	(7,187,300)	190,176
IonQ, Inc.	Jane Street Execution Services, LLC	Pay	OBFR + (13.00%)	Termination(a)	03/18/2033	(10,603,200)	270,425
IonQ, Inc.	Marex Capital Markets, Inc.	Pay	OBFR + (4.00%)	Termination(c)	09/24/2026	(8,772,005)	538,108
IonQ, Inc.	Nomura Securities International, Inc.	Pay	OBFR + (47.50%)	Termination(d)	03/31/2033	(7,566,624)	526,301
							1,891,181

Net Unrealized Appreciation (Depreciation)							$1,891,181

OBFR - Overnight Bank Funding Rate was 3.64% as of April 30, 2026.

(a)	Financing reset of the swap is effective monthly. Equity reset of the swap is effective on termination. Both may periodically reset throughout the term on an ad-hoc basis.
(b)	Financing reset of the swap is effective monthly. Equity reset of the swap is effective on termination, but may periodically reset throughout the term on an ad-hoc basis.
(c)	Financing reset of the swap is effective monthly. Equity reset of the swap is effective on termination, but also may periodically reset throughout the term based on predetermined notional thresholds.
(d)	Financing reset of the swap is effective on termination. Equity reset of the swap is effective on termination, but may periodically reset throughout the term on an ad-hoc basis.

The accompanying notes are an integral part of these financial statements.

  Defiance Daily Target 2X Short OKLO ETF

  Schedule of Investments

  April 30, 2026

SHORT-TERM INVESTMENTS - 28.1%
Money Market Funds - 2.9%	Shares	Value
First American Government Obligations Fund - Class X, 3.56%(a)	277,793	$277,793

U.S. Treasury Bills - 25.2%	Principal Amount	Value
U.S. Treasury Bill, 5/21/2026, 3.46%(b)(c)	$2,410,000	2,405,213

TOTAL SHORT-TERM INVESTMENTS (Cost $2,683,017)		2,683,006

TOTAL INVESTMENTS - 28.1% (Cost $2,683,017)		$2,683,006
Other Assets in Excess of Liabilities - 71.9%		6,871,018
TOTAL NET ASSETS - 100.0%		$9,554,024

Percentages are stated as a percent of net assets.

(a)	The rate shown represents the 7-day annualized effective yield as of April 30, 2026.
(b)	The rate shown is the annualized effective yield as of April 30, 2026.
(c)	All or a portion of the security has been pledged as collateral for total return swap contracts. The fair value of securities committed as collateral as of April 30, 2026 was $2,405,204.

The accompanying notes are an integral part of these financial statements.

  Defiance Daily Target 2X Short OKLO ETF

  Schedule of Total Return Swaps Contracts

  April 30, 2026

TOTAL RETURN SWAPS — 2.4%
Reference Entity	Counterparty	Pay/ Receive Reference Entity	Financing Rate	Payment Frequency	Maturity Date	Notional Value	Value / Unrealized Appreciation (Depreciation)
Oklo, Inc.	Jane Street Execution Services, LLC	Pay	OBFR + (13.00%)	Termination(a)	03/18/2033	$(5,183,750)	$—
Oklo, Inc.	Marex Capital Markets, Inc.	Pay	OBFR + (2.50%)	Termination(b)	11/24/2028	(4,957,768)	—
Oklo, Inc.	Cantor Fitzgerald & Co.	Pay	OBFR + (20.00%)	Termination(c)	11/01/2028	(3,782,107)	63,591
Oklo, Inc.	Clear Street LLC	Pay	OBFR + (2.50%)	Termination(a)	01/25/2028	(3,188,115)	159,076
Oklo, Inc.	Nomura Securities International, Inc.	Pay	OBFR + (32.50%)	Termination(d)	03/31/2033	(1,999,188)	4,188
							226,855

Net Unrealized Appreciation (Depreciation)							$226,855

OBFR - Overnight Bank Funding Rate was 3.64% as of April 30, 2026.

(a)	Financing reset of the swap is effective monthly. Equity reset of the swap is effective on termination. Both may periodically reset throughout the term on an ad-hoc basis.
(b)	Financing reset of the swap is effective monthly. Equity reset of the swap is effective on termination, but also may periodically reset throughout the term based on predetermined notional thresholds.
(c)	Financing reset of the swap is effective monthly. Equity reset of the swap is effective on termination, but also may periodically reset throughout the term on an ad-hoc basis.
(d)	Financing reset of the swap is effective on termination. Equity reset of the swap is effective on termination, but may periodically reset throughout the term on an ad-hoc basis.

The accompanying notes are an integral part of these financial statements.

  Defiance Daily Target 2X Short PLTR ETF

  Schedule of Investments

  April 30, 2026

SHORT-TERM INVESTMENTS - 15.8%
Money Market Funds - 1.8%	Shares	Value
First American Government Obligations Fund - Class X, 3.56%(a)	449,534	$449,534

U.S. Treasury Bills - 14.0%	Principal Amount	Value
U.S. Treasury Bill, 5/21/2026, 3.46%(b)(c)	$3,430,000	3,423,187

TOTAL SHORT-TERM INVESTMENTS (Cost $3,872,731)		3,872,721

TOTAL INVESTMENTS - 15.8% (Cost $3,872,731)		$3,872,721
Other Assets in Excess of Liabilities - 84.2%		20,682,957
TOTAL NET ASSETS - 100.0%		$24,555,678

Percentages are stated as a percent of net assets.

(a)	The rate shown represents the 7-day annualized effective yield as of April 30, 2026.
(b)	The rate shown is the annualized effective yield as of April 30, 2026.
(c)	All or a portion of the security has been pledged as collateral for total return swap contracts. The fair value of securities committed as collateral as of April 30, 2026 was $3,423,174.

The accompanying notes are an integral part of these financial statements.

  Defiance Daily Target 2X Short PLTR ETF

  Schedule of Total Return Swaps Contracts

  April 30, 2026

TOTAL RETURN SWAPS - 24.8%
Reference Entity	Counterparty	Pay/ Receive Reference Entity	Financing Rate	Payment Frequency	Maturity Date	Notional Value	Value / Unrealized Appreciation (Depreciation)
Palantir Technologies, Inc.	Cantor Fitzgerald & Co.	Pay	OBFR + (3.00%)	Termination(a)	09/21/2026	$(12,769,881)	$3,832,700
Palantir Technologies, Inc.	Marex Capital Markets, Inc.	Pay	OBFR + (4.00%)	Termination(b)	10/02/2026	(9,874,445)	(4,793,183)
Palantir Technologies, Inc.	Clear Street LLC	Pay	OBFR + (1.25%)	Termination(c)	01/04/2028	(10,104,394)	3,216,044
Palantir Technologies, Inc.	BMO Capital Markets Corp.	Pay	OBFR + (5.00%)	Termination(a)	03/01/2028	(7,511,940)	348,735
Palantir Technologies, Inc.	Nomura Securities International, Inc.	Pay	OBFR + (7.00%)	Termination(d)	03/31/2033	(8,833,485)	3,487,848
							6,092,144

Net Unrealized Appreciation (Depreciation)							$6,092,144

OBFR - Overnight Bank Funding Rate was 3.64% as of April 30, 2026.

(a)	Financing reset of the swap is effective monthly. Equity reset of the swap is effective on termination, but also may periodically reset throughout the term on an ad-hoc basis.
(b)	Financing reset of the swap is effective monthly. Equity reset of the swap is effective on termination, but also may periodically reset throughout the term based on predetermined notional thresholds.
(c)	Financing reset of the swap is effective monthly. Equity reset of the swap is effective on termination. Both may periodically reset throughout the term on an ad-hoc basis.
(d)	Financing reset of the swap is effective on termination. Equity reset of the swap is effective on termination, but may periodically reset throughout the term on an ad-hoc basis.

The accompanying notes are an integral part of these financial statements.

  Defiance Daily Target 2X Short QBTS ETF

  Schedule of Investments

  April 30, 2026

SHORT-TERM INVESTMENTS - 23.0%
Money Market Funds - 5.6%	Shares	Value
First American Government Obligations Fund - Class X, 3.56%(a)	631,185	$631,185

U.S. Treasury Bills - 17.4%	Principal Amount	Value
U.S. Treasury Bill, 5/21/2026, 3.46%(b)(c)	$1,970,000	1,966,088

TOTAL SHORT-TERM INVESTMENTS (Cost $2,597,284)		2,597,273

TOTAL INVESTMENTS - 23.0% (Cost $2,597,284)		$2,597,273
Other Assets in Excess of Liabilities - 77.0%		8,692,748
TOTAL NET ASSETS - 100.0%		$11,290,021

Percentages are stated as a percent of net assets.

(a)	The rate shown represents the 7-day annualized effective yield as of April 30, 2026.
(b)	The rate shown is the annualized effective yield as of April 30, 2026.
(c)	All or a portion of the security has been pledged as collateral for total return swap contracts. The fair value of securities committed as collateral as of April 30, 2026 was $1,966,080.

The accompanying notes are an integral part of these financial statements.

  Defiance Daily Target 2X Short QBTS ETF

  Schedule of Total Return Swaps Contracts

  April 30, 2026

TOTAL RETURN SWAPS - 35.5%
Reference Entity	Counterparty	Pay/ Receive Reference Entity	Financing Rate	Payment Frequency	Maturity Date	Notional Value	Value / Unrealized Appreciation (Depreciation)
D-Wave Quantum, Inc.	Cantor Fitzgerald & Co.	Pay	OBFR + (25.00%)	Termination(a)	09/08/2028	$(3,691,224)	$86,500
D-Wave Quantum, Inc.	Clear Street LLC	Pay	OBFR + (2.50%)	Termination(b)	11/16/2027	(4,883,647)	3,417,735
D-Wave Quantum, Inc.	Marex Capital Markets, Inc.	Pay	OBFR + (3.00%)	Termination(c)	10/09/2028	(4,957,040)	268,465
D-Wave Quantum, Inc.	Jane Street Execution Services, LLC	Pay	OBFR + (13.00%)	Termination(b)	03/18/2033	(8,495,941)	230,491
D-Wave Quantum, Inc.	Nomura Securities International, Inc.	Pay	OBFR + (40.00%)	Termination(d)	03/30/2033	(608,400)	—
							4,003,191

Net Unrealized Appreciation (Depreciation)							$4,003,191

OBFR - Overnight Bank Funding Rate was 3.64% as of April 30, 2026.

(a)	Financing reset of the swap is effective monthly. Equity reset of the swap is effective on termination, but also may periodically reset throughout the term on an ad-hoc basis.
(b)	Financing reset of the swap is effective monthly. Equity reset of the swap is effective on termination. Both may periodically reset throughout the term on an ad-hoc basis.
(c)	Financing reset of the swap is effective monthly. Equity reset of the swap is effective on termination, but also may periodically reset throughout the term based on predetermined notional thresholds.
(d)	Financing reset of the swap is effective on termination. Equity reset of the swap is effective on termination, but may periodically reset throughout the term on an ad-hoc basis.

The accompanying notes are an integral part of these financial statements.

  Defiance Daily Target 2X Short RKLB ETF

  Schedule of Investments

  April 30, 2026

SHORT-TERM INVESTMENTS - 61.5%
Money Market Funds - 9.1%	Shares	Value
First American Government Obligations Fund - Class X, 3.56%(a)	775,104	$775,104

U.S. Treasury Bills - 52.4%	Principal Amount	Value
U.S. Treasury Bill, 5/21/2026, 3.46%(b)(c)	$4,450,000	4,441,162

TOTAL SHORT-TERM INVESTMENTS (Cost $5,216,287)		5,216,266

TOTAL INVESTMENTS - 61.5% (Cost $5,216,287)		$5,216,266
Other Assets in Excess of Liabilities - 38.5%		3,261,734
TOTAL NET ASSETS - 100.0%		$8,478,000

Percentages are stated as a percent of net assets.

(a)	The rate shown represents the 7-day annualized effective yield as of April 30, 2026.
(b)	The rate shown is the annualized effective yield as of April 30, 2026.
(c)	All or a portion of the security has been pledged as collateral for total return swap contracts. The fair value of securities committed as collateral as of April 30, 2026 was $4,441,145.

The accompanying notes are an integral part of these financial statements.

  Defiance Daily Target 2X Short RKLB ETF

  Schedule of Total Return Swaps Contracts

  April 30, 2026

TOTAL RETURN SWAPS — 10.8%
Reference Entity	Counterparty	Pay/ Receive Reference Entity	Financing Rate	Payment Frequency	Maturity Date	Notional Value	Value / Unrealized Appreciation (Depreciation)
Rocket Lab Corp.	Cantor Fitzgerald & Co.	Pay	OBFR + (15.00%)	Termination(a)	11/01/2028	$(4,787,973)	$250,634
Rocket Lab Corp.	Jane Street Execution Services, LLC	Pay	OBFR + (13.00%)	Termination(b)	03/18/2033	(3,333,404)	150,977
Rocket Lab Corp.	Marex Capital Markets, Inc.	Pay	OBFR + (2.50%)	Termination(c)	11/17/2028	(2,921,266)	113,606
Rocket Lab Corp.	Clear Street LLC	Pay	OBFR + (1.25%)	Termination(b)	01/11/2028	(1,499,867)	80,340
Rocket Lab Corp.	Nomura Securities International, Inc.	Pay	OBFR + (30.00%)	Termination(d)	03/31/2033	(4,406,199)	322,320
							917,877

Net Unrealized Appreciation (Depreciation)							$917,877

OBFR - Overnight Bank Funding Rate was 3.64% as of April 30, 2026.

(a)	Financing reset of the swap is effective monthly. Equity reset of the swap is effective on termination, but also may periodically reset throughout the term on an ad-hoc basis.
(b)	Financing reset of the swap is effective monthly. Equity reset of the swap is effective on termination. Both may periodically reset throughout the term on an ad-hoc basis.
(c)	Financing reset of the swap is effective monthly. Equity reset of the swap is effective on termination, but also may periodically reset throughout the term based on predetermined notional thresholds.
(d)	Financing reset of the swap is effective on termination. Equity reset of the swap is effective on termination, but may periodically reset throughout the term on an ad-hoc basis.

The accompanying notes are an integral part of these financial statements.

  Defiance Daily Target 2X Short TSM ETF

  Schedule of Investments

  April 30, 2026

SHORT-TERM INVESTMENTS - 25.4%
Money Market Funds - 0.3%	Shares	Value
First American Government Obligations Fund - Class X, 3.56%(a)	3,755	$3,755

U.S. Treasury Bills - 25.1%	Principal Amount	Value
U.S. Treasury Bill, 5/21/2026, 3.46%(b)(c)	$290,000	289,424

TOTAL SHORT-TERM INVESTMENTS (Cost $293,180)		293,179

TOTAL INVESTMENTS - 25.4% (Cost $293,180)		$293,179
Other Assets in Excess of Liabilities - 74.6%		861,763
TOTAL NET ASSETS - 100.0%		$1,154,942

Percentages are stated as a percent of net assets.

(a)	The rate shown represents the 7-day annualized effective yield as of April 30, 2026.
(b)	The rate shown is the annualized effective yield as of April 30, 2026.
(c)	All or a portion of the security has been pledged as collateral for total return swap contracts. The fair value of securities committed as collateral as of April 30, 2026 was $289,423.

The accompanying notes are an integral part of these financial statements.

  Defiance Daily Target 2X Short TSM ETF

  Schedule of Total Return Swaps Contracts

  April 30, 2026

TOTAL RETURN SWAPS — (6.9)%
Reference Entity	Counterparty	Pay/ Receive Reference Entity	Financing Rate	Payment Frequency	Maturity Date	Notional Value	Value / Unrealized Appreciation (Depreciation)
Taiwan Semiconductor Manufacturing Co. Ltd.	Marex Capital Markets, Inc.	Pay	OBFR + (2.00%)	Termination(a)	11/17/2028	$(460,618)	$(24,376)
Taiwan Semiconductor Manufacturing Co. Ltd.	Cantor Fitzgerald & Co.	Pay	OBFR + (3.00%)	Termination(b)	11/01/2028	(579,436)	(18,790)
Taiwan Semiconductor Manufacturing Co. Ltd.	Clear Street LLC	Pay	OBFR + (1.25%)	Termination(c)	01/11/2028	(631,320)	(36,841)
Taiwan Semiconductor Manufacturing Co. Ltd.	Nomura Securities International, Inc.	Pay	OBFR + (5.50%)	Termination(d)	03/31/2033	(637,656)	—
							(80,007)

Net Unrealized Appreciation (Depreciation)							$(80,007)

OBFR - Overnight Bank Funding Rate was 3.64% as of April 30, 2026.

(a)	Financing reset of the swap is effective monthly. Equity reset of the swap is effective on termination, but also may periodically reset throughout the term based on predetermined notional thresholds.
(b)	Financing reset of the swap is effective monthly. Equity reset of the swap is effective on termination, but also may periodically reset throughout the term on an ad-hoc basis.
(c)	Financing reset of the swap is effective monthly. Equity reset of the swap is effective on termination. Both may periodically reset throughout the term on an ad-hoc basis.
(d)	Financing reset of the swap is effective on termination. Equity reset of the swap is effective on termination, but may periodically reset throughout the term on an ad-hoc basis.

The accompanying notes are an integral part of these financial statements.

Statements of Assets and Liabilities

April 30, 2026

	Defiance 2X Daily Long Pure Quantum ETF	Defiance Daily Target 2X Long OSCR ETF	Defiance Daily Target 2X Long RCAT ETF	Defiance Daily Target 2X Long RGTI ETF	Defiance Daily Target 2X Long RIOT ETF
ASSETS:
Investments, at value (cost $3,925,218, $1,132,502, $2,448,196, $13,102,126 and $2,252,275) (Note 2)	$3,925,214	$1,132,497	$2,448,188	$13,102,105	$2,252,271
Segregated cash for swap contracts	17,208,556	3,115,308	6,025,539	25,140,566	6,263,355
Unrealized appreciation on swap contracts	11,925,080	5,405,248	392,505	18,550,380	10,318,521
Receivable for fund shares sold	658,178	—	—	—	3,225,096
Interest receivable	2,858	385	1,420	5,928	1,625
Due from broker for swaps	—	—	16,101	1,385,608	2,902,571
Other assets	264	1,937	68	72	37,957
Total assets	33,720,150	9,655,375	8,883,821	58,184,659	25,001,396

LIABILITIES:
Due to broker for swaps	2,553,609	299,446	11,078	374,805	2,193,139
Payable to adviser (Note 4)	24,611	6,860	9,460	53,689	15,321
Fund shares redeemed	—	—	—	2,914,366	—
Interest payable	—	497	37	—	7,844
Unrealized depreciation on swap contracts	—	—	721	—	—
Total liabilities	2,578,220	306,803	21,296	3,342,860	2,216,304
NET ASSETS	$31,141,930	$9,348,572	$8,862,525	$54,841,799	$22,785,092

NET ASSETS CONSISTS OF:
Paid-in capital	$70,595,046	$12,119,460	$12,787,816	$81,592,657	$18,516,639
Total distributable earnings/(accumulated losses)	(39,453,116)	(2,770,888)	(3,925,291)	(26,750,858)	4,268,453
Total Net Assets	$31,141,930	$9,348,572	$8,862,525	$54,841,799	$22,785,092

Net assets	$31,141,930	$9,348,572	$8,862,525	$54,841,799	$22,785,092
Shares issued and outstanding(a)	1,183,318	189,987	880,000	2,634,986	848,314
Net asset value per share	$26.32	$49.21	$10.07	$20.81	$26.86

(a)	Unlimited shares authorized without par value.

The accompanying notes are an integral part of these financial statements.

Statements of Assets and Liabilities

April 30, 2026

	Defiance Daily Target 2X Long RKLB ETF	Defiance Daily Target 2X Short ASTS ETF	Defiance Daily Target 2X Short BMNR ETF	Defiance Daily Target 2X Short HOOD ETF	Defiance Daily Target 2X Short IONQ ETF
ASSETS:
Investments, at value (cost $18,193,625, $629,428, $1,240,969, $931,526 and $8,565,315) (Note 2)	$18,193,604	$629,426	$1,240,968	$931,525	$8,565,315
Unrealized appreciation on swap contracts	124,085,659	776,687	207,417	2,163,132	1,891,181
Segregated cash for swap contracts	61,306,025	331,083	21,088,041	2,169,167	10,792,873
Due from broker for swaps	44,807,479	657,556	1,850,794	1,378,223	3,308,104
Interest receivable	7,445	753	4,808	1,417	2,595
Receivable for fund shares sold	—	—	316,760	—	262,652
Other assets	73,288	3,287	8,284	—	—
Total assets	248,473,500	2,398,792	24,717,072	6,643,464	24,822,720

LIABILITIES:
Unrealized depreciation on swap contracts	11,503,497	182,499	150,186	76,439	—
Fund shares redeemed	7,535,533	633,352	3,167,600	1,244,144	1,838,564
Due to broker for swaps	1,114,642	—	3,019,848	—	2,083,015
Payable to adviser, net (Note 4)	228,542	5,226	14,895	4,629	20,489
Interest payable	82,168	—	1,398	—	26,555
Other liabilities	—	—	—	—	14
Total liabilities	20,464,382	821,077	6,353,927	1,325,212	3,968,637
NET ASSETS	$228,009,118	$1,577,715	$18,363,145	$5,318,252	$20,854,083

NET ASSETS CONSISTS OF:
Paid-in capital	$111,733,736	$412,536	$18,305,918	$3,102,813	$19,315,762
Total distributable earnings/(accumulated losses)	116,275,382	1,165,179	57,227	2,215,439	1,538,321
Total Net Assets	$228,009,118	$1,577,715	$18,363,145	$5,318,252	$20,854,083

Net assets	$228,009,118	$1,577,715	$18,363,145	$5,318,252	$20,854,083
Shares issued and outstanding(a)	5,750,000	100,000	1,160,000	170,000	3,176,646
Net asset value per share	$39.65	$15.78	$15.83	$31.28	$6.56

(a)	Unlimited shares authorized without par value.

The accompanying notes are an integral part of these financial statements.

Statements of Assets and Liabilities

April 30, 2026

	Defiance Daily Target 2X Short OKLO ETF	Defiance Daily Target 2X Short PLTR ETF	Defiance Daily Target 2X Short QBTS ETF	Defiance Daily Target 2X Short RKLB ETF
ASSETS:
Investments, at value (cost $2,683,017, $3,872,731, $2,597,284, and $5,216,287) (Note 2)	$2,683,006	$3,872,721	$2,597,273	$5,216,266
Segregated cash for swap contracts	6,460,683	6,411,488	6,729,116	3,922,405
Receivable for fund shares sold	1,465,170	—	956,706	—
Unrealized appreciation on swap contracts	226,855	10,885,327	4,003,191	917,877
Due from broker for swaps	81,725	12,232,171	332,756	448,847
Interest receivable	1,126	814	1,545	2,077
Other assets	3,274	—	711	20,512
Total assets	10,921,839	33,402,521	14,621,298	10,527,984

LIABILITIES:
Due to broker for swaps	1,354,706	104,909	1,851,056	1,420,140
Interest payable	4,887	1,266	29,962	8,927
Payable to adviser (Note 4)	8,222	36,305	15,200	9,932
Fund shares redeemed	—	3,911,180	1,435,059	610,985
Unrealized depreciation on swap contracts	—	4,793,183	—	—
Total liabilities	1,367,815	8,846,843	3,331,277	2,049,984
NET ASSETS	$9,554,024	$24,555,678	$11,290,021	$8,478,000

NET ASSETS CONSISTS OF:
Paid-in capital	$13,460,942	$18,463,544	$7,286,841	$14,075,116
Total distributable earnings/(accumulated losses)	(3,906,918)	6,092,134	4,003,180	(5,597,116)
Total Net Assets	$9,554,024	$24,555,678	$11,290,021	$8,478,000

Net assets	$9,554,024	$24,555,678	$11,290,021	$8,478,000
Shares issued and outstanding(a)	456,655	816,227	709,985	693,734
Net asset value per share	$20.92	$30.08	$15.90	$12.22

(a)	Unlimited shares authorized without par value.

The accompanying notes are an integral part of these financial statements.

Statements of Assets and Liabilities

April 30, 2026

	Defiance Daily Target 2X Short TSM ETF
ASSETS:
Investments, at value (cost $293,180) (Note 2)		$293,179
Segregated cash for swap contracts		1,158,554
Interest receivable		101
Other assets		695
Total assets		1,452,529
	$
LIABILITIES:
Due to broker for swaps		215,862
Unrealized depreciation on swap contracts		80,007
Payable to adviser (Note 4)		1,616
Interest payable		102
Total liabilities		297,587
NET ASSETS		$1,154,942

NET ASSETS CONSISTS OF:
Paid-in capital		$2,405,977
Total distributable earnings/(accumulated losses)		(1,251,035)
Total Net Assets		$1,154,942

Net assets		$1,154,942
Shares issued and outstanding(a)		46,657
Net asset value per share		$24.75

(a)	Unlimited shares authorized without par value.

The accompanying notes are an integral part of these financial statements.

Statements of Operations

For the Period Ended April 30, 2026

	Defiance 2X Daily Long Pure Quantum ETF(a)	Defiance Daily Target 2X Long OSCR ETF(b)	Defiance Daily Target 2X Long RCAT ETF(c)	Defiance Daily Target 2X Long RGTI ETF	Defiance Daily Target 2X Long RIOT ETF

INVESTMENT INCOME:
Interest income	$46,427	$16,395	$5,662	$216,801	$80,249
Total investment income	46,427	16,395	5,662	216,801	80,249

EXPENSES:
Investment advisory fee (Note 4)	218,846	52,505	17,675	878,158	267,071
Interest expense	—	1,405	182	184,068	189,210
Total expenses	218,846	53,910	17,857	1,062,226	456,281
NET INVESTMENT INCOME (LOSS)	(172,419)	(37,515)	(12,195)	(845,425)	(376,032)

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments	1	(30,513)	—	37,076,786	7,422,783
Swap contracts	(57,827,110)	(9,753,106)	(4,304,872)	(81,530,075)	11,267,085
Net realized gain (loss)	(57,827,109)	(9,783,619)	(4,304,872)	(44,453,289)	18,689,868
Net change in unrealized appreciation (depreciation) on:
Investments	(5)	(5)	(8)	(10,800)	(23,693)
Swap contracts	11,925,080	5,405,248	391,784	18,550,380	10,422,471
Net change in unrealized appreciation (depreciation)	11,925,075	5,405,243	391,776	18,539,580	10,398,778
Net realized and unrealized gain (loss)	(45,902,034)	(4,378,376)	(3,913,096)	(25,913,709)	29,088,646
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(46,074,453)	$(4,415,891)	$(3,925,291)	$(26,759,134)	$28,712,614

(a)	Inception date of the Fund was August 6, 2025.
(b)	Inception date of the Fund was September 24, 2025.
(c)	Inception date of the Fund was February 2, 2026.

The accompanying notes are an integral part of these financial statements.

Statements of Operations

For the Period Ended April 30, 2026

	Defiance Daily Target 2X Long RKLB ETF	Defiance Daily Target 2X Short ASTS ETF(a)	Defiance Daily Target 2X Short BMNR ETF(b)	Defiance Daily Target 2X Short HOOD ETF(b)	Defiance Daily Target 2X Short IONQ ETF(c)

INVESTMENT INCOME:
Interest income	$293,565	$2,843	$21,170	$10,590	$50,870
Total investment income	293,565	2,843	21,170	10,590	50,870

EXPENSES:
Investment advisory fee (Note 4)	1,465,426	10,252	99,489	32,282	305,021
Interest expense	369,709	137	8,557	15	145,895
Total expenses	1,835,135	10,389	108,046	32,297	450,916
NET INVESTMENT INCOME (LOSS)	(1,541,570)	(7,546)	(86,876)	(21,707)	(400,046)

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments	43,298,578	—	(24)	—	1,496
Swap contracts	92,756,969	1,966,411	3,136,446	1,730,324	45,690
Net realized gain (loss)	136,055,547	1,966,411	3,136,422	1,730,324	47,186
Net change in unrealized appreciation (depreciation) on:
Investments	(47,295)	(2)	(1)	(1)	—
Swap contracts	112,582,162	594,188	57,231	2,086,693	1,891,181
Net change in unrealized appreciation (depreciation)	112,534,867	594,186	57,230	2,086,692	1,891,181
Net realized and unrealized gain (loss)	248,590,414	2,560,597	3,193,652	3,817,016	1,938,367
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$247,048,844	$2,553,051	$3,106,776	$3,795,309	$1,538,321

(a)	Inception date of the Fund was February 5, 2026.
(b)	Inception date of the Fund was November 12, 2025.
(c)	Inception date of the Fund was June 23, 2025.

The accompanying notes are an integral part of these financial statements.

Statements of Operations

	Defiance Daily Target 2X Short OKLO ETF(a)	Defiance Daily Target 2X Short PLTR ETF(b)	Defiance Daily Target 2X Short QBTS ETF(c)	Defiance Daily Target 2X Short RKLB ETF(d)

INVESTMENT INCOME:
Interest income	$8,418	$293,203	$19,708	$24,136
Total investment income	8,418	293,203	19,708	24,136

EXPENSES:
Investment advisory fee (Note 4)	29,727	616,424	135,871	65,786
Interest expense	5,114	3,526	107,350	3,064
Total expenses	34,841	619,950	243,221	68,850
NET INVESTMENT INCOME (LOSS)	(26,423)	(326,747)	(223,513)	(44,714)

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments	(40)	61	4	(22)
Swap contracts	(4,081,637)	8,259,745	9,320,517	(6,470,236)
Net realized gain (loss)	(4,081,677)	8,259,806	9,320,521	(6,470,258)
Net change in unrealized appreciation (depreciation) on:
Investments	(11)	(10)	(11)	(21)
Swap contracts	226,855	6,092,144	4,003,191	917,877
Net change in unrealized appreciation (depreciation)	226,844	6,092,134	4,003,180	917,856
Net realized and unrealized gain (loss)	(3,854,833)	14,351,940	13,323,701	(5,552,402)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(3,881,256)	$14,025,193	$13,100,188	$(5,597,116)

(a)	Inception date of the Fund was November 25, 2025.
(b)	Inception date of the Fund was June 5, 2025.
(c)	Inception date of the Fund was October 6, 2025.
(d)	Inception date of the Fund was November 17, 2025.

The accompanying notes are an integral part of these financial statements.

Statement of Operations

For the Period Ended April 30, 2026

Defiance Daily Target 2X Short TSM ETF(a)

INVESTMENT INCOME:
Interest income	$4,284
Total investment income	4,284

EXPENSES:
Investment advisory fee (Note 4)	7,455
Total expenses	7,455
NET INVESTMENT INCOME (LOSS)	(3,171)

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Swap contracts	(1,168,843)
Net realized gain (loss)	(1,168,843)
Net change in unrealized appreciation (depreciation) on:
Investments	(1)
Swap contracts	(80,007)
Net change in unrealized appreciation (depreciation)	(80,008)
Net realized and unrealized gain (loss)	(1,248,851)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(1,252,022)

(a)	Inception date of the Fund was November 17, 2025.

The accompanying notes are an integral part of these financial statements.

Statements of Changes in Net Assets

	Defiance 2X Daily Long Pure Quantum ETF		Defiance Daily Target 2X Long OSCR ETF		Defiance Daily Target 2X Long RCAT ETF
	Period Ended April 30, 2026(a)		Period Ended April 30, 2026(b)		Period Ended April 30, 2026(c)
OPERATIONS:
Net investment income (loss)	$(172,419)		$(37,515)		$(12,195)
Net realized gain (loss)	(57,827,109)		(9,783,619)		(4,304,872)
Net change in unrealized appreciation (depreciation)	11,925,075		5,405,243		391,776
Net increase (decrease) in net assets resulting from operations	(46,074,453)		(4,415,891)		(3,925,291)

CAPITAL TRANSACTIONS:
Subscriptions	87,377,016		20,054,786		18,935,062
Redemptions	(10,160,633)		(6,290,323)		(6,147,246)
Net increase (decrease) in net assets from capital transactions	77,216,383		13,764,463		12,787,816

NET INCREASE (DECREASE) IN NET ASSETS	31,141,930		9,348,572		8,862,525

NET ASSETS:
Beginning of the period	—		—		—
End of the period	$31,141,930		$9,348,572		$8,862,525

SHARES TRANSACTIONS
Subscriptions	3,875,001		1,330,000		1,220,000
Redemptions	(575,016)		(480,013)		(340,000)
Reverse Stock Split (Note 8)	(2,116,667	)(d)	(660,000	)(e)	—
Total increase (decrease) in shares outstanding	1,183,318		189,987		880,000

(a)	Inception date of the Fund was August 6, 2025.
(b)	Inception date of the Fund was September 24, 2025.
(c)	Inception date of the Fund was February 2, 2026.
(d)	Share amounts for the Fund have been adjusted for a 1 for 3 reverse stock split effective on March 23, 2026.
(e)	Share amounts for the Fund have been adjusted for a 1 for 4 reverse stock split effective on March 23, 2026.

The accompanying notes are an integral part of these financial statements.

Statements of Changes in Net Assets

	Defiance Daily Target 2X Long RGTI ETF			Defiance Daily Target 2X Long RIOT ETF
	Year Ended April 30, 2026		Period Ended April 30, 2025(a)	Year Ended April 30, 2026		Period Ended April 30, 2025(b)
OPERATIONS:
Net investment income (loss)	$(845,425)		$(974)	$(376,032)		$(21,886)
Net realized gain (loss)	(44,453,289)		444,994	18,689,868		(16,652,894)
Net change in unrealized appreciation (depreciation)	18,539,580		10,779	10,398,778		(80,261)
Net increase (decrease) in net assets resulting from operations	(26,759,134)		454,799	28,712,614		(16,755,041)

DISTRIBUTIONS TO SHAREHOLDERS:
From earnings	(446,523)		—	(7,689,120)		—
Total distributions to shareholders	(446,523)		—	(7,689,120)		—

CAPITAL TRANSACTIONS:
Subscriptions	1,203,364,785		3,511,515	263,054,470		37,207,140
Redemptions	(1,123,596,763)		(1,686,880)	(275,365,110)		(6,379,861)
Net increase (decrease) in net assets from capital transactions	79,768,022		1,824,635	(12,310,640)		30,827,279

NET INCREASE (DECREASE) IN NET ASSETS	52,562,365		2,279,434	8,712,854		14,072,238

NET ASSETS:
Beginning of the period	2,279,434		—	14,072,238		—
End of the period	$54,841,799		$2,279,434	$22,785,092		$14,072,238

SHARES TRANSACTIONS
Subscriptions	31,985,000		175,000	10,900,000		2,415,000
Redemptions	(24,635,014)		(75,000)	(10,320,019)		(370,000)
Stock Split (Note 8)	2,970,000	(c)	—	—		—
Reverse Stock Split (Note 8)	(7,785,000	)(d)	—	(1,776,667	)(e)	—
Total increase (decrease) in shares outstanding	2,534,986		100,000	(1,196,686)		2,045,000

(a)	Inception date of the Fund was March 31, 2025.
(b)	Inception date of the Fund was January 2, 2025.
(c)	Share amounts for the Fund have been adjusted for a 4 for 1 stock split effective on December 8, 2025.
(d)	Share amounts for the Fund have been adjusted for a 1 for 4 reverse stock split effective on March 19, 2026.
(e)	Share amounts for the Fund have been adjusted for a 1 for 3 reverse stock split effective on March 19, 2026.

The accompanying notes are an integral part of these financial statements.

Statements of Changes in Net Assets

	Defiance Daily Target 2X Long RKLB ETF		Defiance Daily Target 2X Short ASTS ETF	Defiance Daily Target 2X Short BMNR ETF
	Year Ended April 30, 2026	Period Ended April 30, 2025(a)	Period Ended April 30, 2026(b)	Period Ended April 30, 2026(c)
OPERATIONS:
Net investment income (loss)	$(1,541,570)	$(2,850)	$(7,546)	$(86,876)
Net realized gain (loss)	136,055,547	434,358	1,966,411	3,136,422
Net change in unrealized appreciation (depreciation)	112,534,867	47,274	594,186	57,230
Net increase (decrease) in net assets resulting from operations	247,048,844	478,782	2,553,051	3,106,776

DISTRIBUTIONS TO SHAREHOLDERS:
From earnings	(18,612,240)	—	—	—
Total distributions to shareholders	(18,612,240)	—	—	—

CAPITAL TRANSACTIONS:
Subscriptions	1,198,152,450	10,540,610	33,601,722	343,271,907
Redemptions	(1,205,927,476)	(3,671,852)	(34,577,058)	(328,015,538)
Net increase (decrease) in net assets from capital transactions	(7,775,026)	6,868,758	(975,336)	15,256,369

NET INCREASE (DECREASE) IN NET ASSETS	220,661,578	7,347,540	1,577,715	18,363,145

NET ASSETS:
Beginning of the period	7,347,540	—	—	—
End of the period	$228,009,118	$7,347,540	$1,577,715	$18,363,145

SHARES TRANSACTIONS
Subscriptions	17,915,000	500,000	2,550,000	18,020,000
Redemptions	(15,545,000)	(200,000)	(2,450,000)	(16,860,000)
Stock Split (Note 8)	3,080,000 (d)	—	—	—
Total increase (decrease) in shares outstanding	5,450,000	300,000	100,000	1,160,000

(a)	Inception date of the Fund was March 12, 2025.
(b)	Inception date of the Fund was February 5, 2026.
(c)	Inception date of the Fund was November 12, 2025.
(d)	Share amounts for the Fund have been adjusted for a 3 for 1 stock split effective on December 8, 2025.

The accompanying notes are an integral part of these financial statements.

Statements of Changes in Net Assets

	Defiance Daily Target 2X Short HOOD ETF	Defiance Daily Target 2X Short IONQ ETF		Defiance Daily Target 2X Short OKLO ETF		Defiance Daily Target 2X Short PLTR ETF
	Period Ended April 30, 2026(a)	Period Ended April 30, 2026(b)		Period Ended April 30, 2026(c)		Period Ended April 30, 2026(d)
OPERATIONS:
Net investment income (loss)	$(21,707)	$(400,046)		$(26,423)		$(326,747)
Net realized gain (loss)	1,730,324	47,186		(4,081,677)		8,259,806
Net change in unrealized appreciation (depreciation)	2,086,692	1,891,181		226,844		6,092,134
Net increase (decrease) in net assets resulting from operations	3,795,309	1,538,321		(3,881,256)		14,025,193

CAPITAL TRANSACTIONS:
Subscriptions	38,024,446	977,022,894		133,943,741		508,542,156
Redemptions	(36,503,339)	(957,707,132)		(120,508,461)		(498,011,671)
Net increase (decrease) in net assets from capital transactions	1,521,107	19,315,762		13,435,280		10,530,485

Capital contributions from adviser	1,836	—		—		—

NET INCREASE (DECREASE) IN NET ASSETS	5,318,252	20,854,083		9,554,024		24,555,678

NET ASSETS:
Beginning of the period	—	—		—		—
End of the period	$5,318,252	$20,854,083		$9,554,024		$24,555,678

SHARES TRANSACTIONS
Subscriptions	1,340,000	169,655,000		8,230,002		49,770,000
Redemptions	(1,170,000)	(162,845,021)		(7,700,014)		(42,095,023)
Reverse Stock Split (Note 8)	—	(3,633,333	)(e)	(73,333	)(f)	(6,858,750	)(g)
Total increase (decrease) in shares outstanding	170,000	3,176,646		456,655		816,227

(a)	Inception date of the Fund was November 12, 2025.
(b)	Inception date of the Fund was June 23, 2025.
(c)	Inception date of the Fund was November 25, 2025.
(d)	Inception date of the Fund was June 5, 2025.
(e)	Share amounts for the Fund have been adjusted for a 1 for 6 reverse stock split effective on December 8, 2025.
(f)	Share amounts for the Fund have been adjusted for a 1 for 3 reverse stock split effective on March 23, 2026.
(g)	Share amounts for the Fund have been adjusted for a 1 for 4 reverse stock split effective on December 8, 2025.

The accompanying notes are an integral part of these financial statements.

	Defiance Daily Target 2X Short QBTS ETF		Defiance Daily Target 2X Short RKLB ETF		Defiance Daily Target 2X Short TSM ETF
	Period Ended April 30, 2026(a)		Period Ended April 30, 2026(b)		Period Ended April 30, 2026(b)
OPERATIONS:
Net investment income (loss)	$(223,513)		$(44,714)		$(3,171)
Net realized gain (loss)	9,320,521		(6,470,258)		(1,168,843)
Net change in unrealized appreciation (depreciation)	4,003,180		917,856		(80,008)
Net increase (decrease) in net assets resulting from operations	13,100,188		(5,597,116)		(1,252,022)

CAPITAL TRANSACTIONS:
Subscriptions	288,814,384		254,295,189		7,781,440
Redemptions	(290,624,551)		(240,220,073)		(5,374,476)
Net increase (decrease) in net assets from capital transactions	(1,810,167)		14,075,116		2,406,964

NET INCREASE (DECREASE) IN NET ASSETS	11,290,021		8,478,000		1,154,942

NET ASSETS:
Beginning of the period	—		—		—
End of the period	$11,290,021		$8,478,000		$1,154,942

SHARES TRANSACTIONS
Subscriptions	22,550,001		58,310,001		590,001
Redemptions	(21,440,016)		(55,560,017)		(430,011)
Reverse Stock Split (Note 8)	(400,000	)(c)	(2,056,250	)(d)	(113,333	)(c)
Total increase (decrease) in shares outstanding	709,985		693,734		46,657

(a)	Inception date of the Fund was October 6, 2025.
(b)	Inception date of the Fund was November 17, 2025.
(c)	Share amounts for the Fund have been adjusted for a 1 for 3 reverse stock split effective on March 23, 2026.
(d)	Share amounts for the Fund have been adjusted for a 1 for 8 reverse stock split effective on March 23, 2026.

The accompanying notes are an integral part of these financial statements.

Financial Highlights

For a share outstanding throughout the periods presented

		INVESTMENTS OPERATIONS:			LESS DISTRIBUTIONS FROM:					SUPPLEMENTAL DATA AND RATIOS:
For the period ended	Net asset value, beginning of period	Net investment income (loss)(a)	Net realized and unrealized gain (loss)(b)	Total from investment operations	Net investment income	Total distributions	Capital contributions from adviser	Net asset value, end of period	Total return(c)	Net assets, end of period (in thousands)	Ratio of expenses to average net assets(d)	Ratio of interest and tax expense to average net assets(d)	Ratio of operational expenses to average net assets excluding interest and tax expense(d)	Ratio of net investment income (loss) to average net assets(d)	Portfolio turnover rate(c)(e)
Defiance 2X Daily Long Pure Quantum ETF
4/30/2026(f)(g)	$60.00	(0.32)	(33.36)	(33.68)	–	–	–	$26.32	(56.14)%	$31,142	1.29%	–%	1.29%	(1.02)%	–%
Defiance Daily Target 2X Long OSCR ETF
4/30/2026(h)(i)	$80.00	(0.22)	(30.57)	(30.79)	–	–	–	$49.21	(38.49)%	$9,349	1.32%	0.03%	1.29%	(0.92)%	6,599%
Defiance Daily Target 2X Long RCAT ETF
4/30/2026(j)	$20.00	(0.03)	(9.90)	(9.93)	–	–	–	$10.07	(49.65)%	$8,863	1.30%	0.01%	1.29%	(0.89)%	–%
Defiance Daily Target 2X Long RGTI ETF
4/30/2026(k)(l)	$22.79	(0.63)	(1.09)	(1.72)	(0.26)	(0.26)	–	$20.81	(8.21)%	$54,842	1.56%	0.27%	1.29%	(1.24)%	118,871%
4/30/2025(m)	$20.00	(0.01)	2.80	2.79	–	–	–	$22.79	13.95%	$2,279	1.29%	–%	1.29%	(0.67)%	273%
Defiance Daily Target 2X Long RIOT ETF
4/30/2026(n)	$20.64	(0.58)	19.65	19.07	(12.85)	(12.85)	–	$26.86	108.53%	$22,785	1.62%	0.67%	0.95%	(1.34)%	34,085%
4/30/2025(o)	$60.00	(0.06)	(39.30)	(39.36)	–	–	–	$20.64	(65.65)%	$14,072	0.95%	0.00%(p)	0.95%	(0.60)%	749%
Defiance Daily Target 2X Long RKLB ETF
4/30/2026(q)	$8.16	(0.45)	37.89	37.44	(5.95)	(5.95)	–	$39.65	456.72%	$228,009	1.62%	0.33%	1.29%	(1.36)%	69,322%
4/30/2025(r)	$6.67	(0.01)	1.50	1.49	–	–	–	$8.16	22.50%	$7,348	1.29%	–%	1.29%	(0.68)%	416%
Defiance Daily Target 2X Short ASTS ETF
4/30/2026(s)	$20.00	(0.03)	(4.19)	(4.22)	–	–	–	$15.78	(21.10)%	$1,578	1.31%	0.02%	1.29%	(0.95)%	–%
Defiance Daily Target 2X Short BMNR ETF
4/30/2026(t)	$20.00	(0.10)	(4.07)	(4.17)	–	–	–	$15.83	(20.85)%	$18,363	1.40%	0.11%	1.29%	(1.13)%	–%
Defiance Daily Target 2X Short HOOD ETF
4/30/2026(t)	$20.00	(0.12)	11.39	11.27	–	–	0.01	$31.28	56.40%(dd)	$5,318	1.29%	0.00%(p)	1.29%	(0.87)%	–%
Defiance Daily Target 2X Short IONQ ETF
4/30/2026(u)(v)	$120.00	(0.30)	(113.14)	(113.44)	–	–	–	$6.56	(94.53)%	$20,854	1.91%	0.62%	1.29%	(1.69)%	–%
Defiance Daily Target 2X Short OKLO ETF
4/30/2026(g)(w)	$60.00	(0.19)	(38.89)	(39.08)	–	–	–	$20.92	(65.13)%	$9,554	1.51%	0.22%	1.29%	(1.15)%	–%
Defiance Daily Target 2X Short PLTR ETF
4/30/2026(x)(y)	$80.00	(0.18)	(49.74)	(49.92)	–	–	–	$30.08	(62.39)%	$24,556	1.30%	0.01%	1.29%	(0.68)%	–%
Defiance Daily Target 2X Short QBTS ETF
4/30/2026(z)(aa)	$60.00	(0.40)	(43.70)	(44.10)	–	–	–	$15.90	(73.50)%	$11,290	2.31%	1.02%	1.29%	(2.12)%	–%
Defiance Daily Target 2X Short RKLB ETF
4/30/2026(bb)(cc)	$160.00	(0.09)	(147.69)	(147.78)	–	–	–	$12.22	(92.36)%	$8,478	1.35%	0.06%	1.29%	(0.88)%	–%
Defiance Daily Target 2X Short TSM ETF
4/30/2026(g)(bb)	$60.00	(0.09)	(35.16)	(35.25)	–	–	–	$24.75	(58.74)%	$1,155	1.29%	–%	1.29%	(0.55)%	–%

(a)	Net investment income per share has been calculated based on average shares outstanding during the periods.
(b)	Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods, and may not reconcile with the aggregate gains and losses in the Statements of Operations due to share transactions for the periods.
(c)	Not annualized for periods less than one year.

The accompanying notes are an integral part of these financial statements.

Financial Highlights

For a share outstanding throughout the periods presented

(d)	Annualized for periods less than one year.
(e)	Portfolio turnover rate excludes in-kind transactions, if any.
(f)	Inception date of the Fund was August 6, 2025.
(g)	During the period ended April 30, 2026, the Fund effected the following reverse stock split: March 23, 2026, 1 for 3. All historical per share information has been retroactively adjusted to reflect this reverse stock split.
(h)	Inception date of the Fund was September 24, 2025.
(i)	During the period ended April 30, 2026, the Fund effected the following reverse stock split: March 23, 2026, 1 for 4. All historical per share information has been retroactively adjusted to reflect this reverse stock split.
(j)	Inception date of the Fund was February 2, 2026.
(k)	During the period ended April 30, 2026, the Fund effected the following stock split: December 8, 2025, 4 for 1. All historical per share information has been retroactively adjusted to reflect this stock split.
(l)	During the period ended April 30, 2026, the Fund effected the following reverse stock split: March 19, 2026, 1 for 4. All historical per share information has been retroactively adjusted to reflect this reverse stock split.
(m)	Inception date of the Fund was March 31, 2025.
(n)	During the period ended April 30, 2026, the Fund effected the following reverse stock split: March 19, 2026, 1 for 3. All historical per share information has been retroactively adjusted to reflect this reverse stock split.
(o)	Inception date of the Fund was January 2, 2025.
(p)	Amount represents less than 0.005%.
(q)	During the period ended April 30, 2026, the Fund effected the following stock split: December 8, 2025, 3 for 1. All historical per share information has been retroactively adjusted to reflect this stock split.
(r)	Inception date of the Fund was March 12, 2025.
(s)	Inception date of the Fund was February 5, 2026.
(t)	Inception date of the Fund was November 12, 2025.
(u)	Inception date of the Fund was June 23, 2025.
(v)	During the period ended April 30, 2026, the Fund effected the following reverse stock split: December 8, 2025, 1 for 6. All historical per share information has been retroactively adjusted to reflect this reverse stock split.
(w)	Inception date of the Fund was November 25, 2025.
(x)	Inception date of the Fund was June 5, 2025.
(y)	During the period ended April 30, 2026, the Fund effected the following reverse stock split: December 8, 2025, 1 for 4. All historical per share information has been retroactively adjusted to reflect this reverse stock split.
(z)	Inception date of the Fund was October 6, 2025.
(aa)	During the period ended April 30, 2026, the Fund effected the following reverse stock split: March 23, 2026, 1 for 3. All historical per share information has been retroactively adjusted to reflect this reverse stock split.
(bb)	Inception date of the Fund was November 17, 2025.
(cc)	During the period ended April 30, 2026, the Fund effected the following reverse stock split: March 23, 2026, 1 for 8. All historical per share information has been retroactively adjusted to reflect this reverse stock split.
(dd)	During the period ended April 30, 2026, 0.90% of the Fund’s total return consists of a reimbursement of a loss incurred from an NAV error. Excluding these items, total return would have been 55.50%.

The accompanying notes are an integral part of these financial statements.

Notes to Financial Statements

April 30, 2026

NOTE 1 - ORGANIZATION

The Defiance ETFs (defined below) (each a “Fund”, and collectively the “Funds”) are each a non-diversified series of Tidal Trust II (the “Trust”). The Trust was organized as a Delaware statutory trust on January 13, 2022. The Trust is registered with the Securities and Exchange Commission (the “SEC”) under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company and the offering of the Funds’ shares (“Shares”) is registered under the Securities Act of 1933, as amended. The Trust is governed by its Board of Trustees (the “Board”). Tidal Investments LLC (“Tidal Investments” or the “Adviser”), a Tidal Financial Group company, serves as investment adviser to the Funds. Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 “Financial Services — Investment Companies”.

Fund:	Commencement Date:
Defiance 2X Daily Long Pure Quantum ETF (the “QPUX ETF”)	August 6, 2025
Defiance Daily Target 2X Long OSCR ETF (the “OSCX ETF”)	September 24, 2025
Defiance Daily Target 2X Long RCAT ETF (the “RCAX ETF”)	February 2, 2026
Defiance Daily Target 2X Long RGTI ETF (the “RGTX ETF”)	March 31, 2025
Defiance Daily Target 2X Long RIOT ETF (the “RIOX ETF”)	January 2, 2025
Defiance Daily Target 2X Long RKLB ETF (the “RKLX ETF”)	March 12, 2025
Defiance Daily Target 2X Short ASTS ETF (the “ASTN ETF”)	February 5, 2026
Defiance Daily Target 2X Short BMNR ETF (the “BMNZ ETF”)	November 12, 2025
Defiance Daily Target 2X Short HOOD ETF (the “HOOZ ETF”)	November 12, 2025
Defiance Daily Target 2X Short IONQ ETF (the “IONZ ETF”)	June 23, 2025
Defiance Daily Target 2X Short OKLO ETF (the “OKLS ETF”)	November 25, 2025
Defiance Daily Target 2X Short PLTR ETF (the “PLTZ ETF”)	June 5, 2025
Defiance Daily Target 2X Short QBTS ETF (the “QBTZ ETF”)	October 6, 2025
Defiance Daily Target 2X Short RKLB ETF (the “RKLZ ETF”)	November 17, 2025
Defiance Daily Target 2X Short TSM ETF (the “STSM ETF”)	November 17, 2025

The QPUX ETF’s primary investment objective is to seek daily leveraged investment results, before fees and expenses, of two times (200%) the performance of an actively-managed group of “pure quantum” company securities. The Fund does not seek to achieve its stated investment objective for a period other than a single trading day.

The OSCX ETF’s primary investment objective is to seek daily leveraged investment results, before fees and expenses, of two times (200%) the daily percentage change in the share price of Oscar Health, Inc. The Fund does not seek to achieve its stated investment objective for a period other than a single trading day.

The RCAX ETF’s primary investment objective is to seek daily leveraged investment results, before fees and expenses, of two times (200%) the daily percentage change in the share price of Red Cat Holdings, Inc. The Fund does not seek to achieve its stated investment objective for a period other than a single trading day.

The RGTX ETF’s primary investment objective is to seek daily leveraged investment results, before fees and expenses, of two times (200%) the daily percentage change in the share price of Rigetti Computing, Inc. The Fund does not seek to achieve its stated investment objective for a period other than a single trading day.

The RIOX ETF’s primary investment objective is to seek daily leveraged investment results, before fees and expenses, of two times (200%) the daily percentage change in the share price of Riot Platforms, Inc. The Fund does not seek to achieve its stated investment objective for a period other than a single trading day.

Notes to Financial Statements

April 30, 2026

The RKLX ETF’s primary investment objective is to seek daily leveraged investment results, before fees and expenses, of two times (200%) the daily percentage change in the share price of Rocket Lab Corp. The Fund does not seek to achieve its stated investment objective for a period other than a single trading day.

The ASTN ETF’s primary investment objective is to seek daily inverse leveraged investment results, before fees and expenses, of negative two times (-200%) the daily percentage change in the share price of AST SpaceMobile, Inc. The Fund does not seek to achieve its stated investment objective for a period other than a single trading day.

The BMNZ ETF’s primary investment objective is to seek daily inverse leveraged investment results, before fees and expenses, of negative two times (-200%) the daily percentage change in the share price of BitMine Immersion Technologies, Inc. The Fund does not seek to achieve its stated investment objective for a period other than a single trading day.

The HOOZ ETF’s primary investment objective is to seek daily inverse leveraged investment results, before fees and expenses, of negative two times (-200%) the daily percentage change in the share price of Robinhood Markets, Inc. The Fund does not seek to achieve its stated investment objective for a period other than a single trading day.

The IONZ ETF’s primary investment objective is to seek daily leveraged inverse investment results, before fees and expenses, of negative two times (-200%) the daily percentage change in the share price of IonQ, Inc. The Fund does not seek to achieve its stated investment objective for a period other than a single trading day.

The OKLS ETF’s primary investment objective is to seek daily inverse leveraged investment results, before fees and expenses, of negative two times (-200%) the daily percentage change in the share price of Oklo, Inc. The Fund does not seek to achieve its stated investment objective for a period other than a single trading day.

The PLTZ ETF’s primary investment objective is to seek daily leveraged inverse investment results, before fees and expenses, of negative two times (-200%) the daily percentage change in the share price of Palantir Technologies, Inc. The Fund does not seek to achieve its stated investment objective for a period other than a single trading day.

The QBTZ ETF’s primary investment objective is to seek daily leveraged inverse investment results, before fees and expenses, of negative two times (-200%) the daily percentage change in the share price of D-Wave Quantum, Inc. The Fund does not seek to achieve its stated investment objective for a period other than a single trading day.

The RKLZ ETF’s primary investment objective is to seek daily leveraged inverse investment results, before fees and expenses, of negative two times (-200%) the daily percentage change in the share price of Rocket Lab Corp. The Fund does not seek to achieve its stated investment objective for a period other than a single trading day.

The STSM ETF’s primary investment objective is to seek daily leveraged inverse investment results, before fees and expenses, of negative two times (-200%) the daily percentage change in the share price of Taiwan Semiconductor Manufacturing Co. Ltd. The Fund does not seek to achieve its stated investment objective for a period other than a single trading day.

NOTE 2 - SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds. These policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”).

Notes to Financial Statements

April 30, 2026

Security Valuation - Equity securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on The Nasdaq Stock Market, LLC (“NASDAQ”)), including securities traded over-the-counter, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded on the valuation date (or at approximately 4:00 p.m. EST if a security’s primary exchange is normally open at that time), or, if there is no such reported sale on the valuation date, at the most recent quoted bid price or mean between the most recent quoted bid and ask prices for long and short positions. For a security that trades on multiple exchanges, the primary exchange will generally be considered the exchange on which the security is generally most actively traded. For securities traded on the NASDAQ, the NASDAQ Official Closing Price will be used. Prices of securities traded on the securities exchange will be obtained from recognized independent pricing agents each day that the Funds are open for business.

Debt securities are valued by using an evaluated mean of the bid and ask prices provided by independent pricing agents. The independent pricing agents may employ methodologies that utilize actual market transactions (if the security is actively traded), broker-dealer supplied valuations, or other methodologies designed to identify the market value for such securities. In arriving at valuations, such methodologies generally consider factors such as security prices, yields, maturities, call features, ratings and developments relating to specific securities.

Swap contract terms are agreed among the counterparty and the Adviser. Total return swap contracts are valued using the closing price of the underlying reference asset, which may include individual stocks, baskets of securities, market indices, exchange-traded funds, or other instruments that the contract is tracking.

Investments in money market mutual funds are valued at each underlying fund’s published net asset value (“NAV”) per share as of the valuation time. Each underlying money market fund calculates NAV using the amortized cost method (which approximates fair value) as permitted by Rule 2a-7 under the 1940 Act.

Under Rule 2a-5 of the 1940 Act, a fair value will be determined for securities for which quotations are not readily available by the Valuation Designee (as defined in Rule 2a-5) in accordance with the Pricing and Valuation Policy and Fair Value Procedures, as applicable, of the Adviser, subject to oversight by the Board. When a security is “fair valued,” consideration is given to the facts and circumstances relevant to the particular situation, including a review of various factors set forth in the Adviser’s Pricing and Valuation Policy and Fair Value Procedures, as applicable. Fair value pricing is an inherently subjective process, and no single standard exists for determining fair value. Different funds could reasonably arrive at different values for the same security. The use of fair value pricing by a Fund may cause the NAV of its shares to differ significantly from the NAV that would be calculated without regard to such considerations.

As described above, the Funds utilize various methods to measure the fair value of their investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

Notes to Financial Statements

April 30, 2026

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value each Fund’s investments as of April 30, 2026:

QPUX ETF
	Level 1	Level 2	Level 3	Total
Assets:
Investments:
U.S. Treasury Bills	$—	$2,724,578	$—	$2,724,578
Money Market Funds	1,200,636	—	—	1,200,636
Total Investments	$1,200,636	$2,724,578	$—	$3,925,214
Assets:
Other Financial Instruments:(a)
Total Return Swaps	—	11,925,080	—	11,925,080
Total Other Financial Instruments	$—	$11,925,080	$—	$11,925,080

OSCX ETF
	Level 1	Level 2	Level 3	Total
Assets:
Investments:
U.S. Treasury Bills	$—	$1,027,954	$—	$1,027,954
Money Market Funds	104,543	—	—	104,543
Total Investments	$104,543	$1,027,954	$—	$1,132,497
Assets:
Other Financial Instruments:(a)
Total Return Swaps	—	5,405,248	—	5,405,248
Total Other Financial Instruments	$—	$5,405,248	$—	$5,405,248

RCAX ETF
	Level 1	Level 2	Level 3	Total
Assets:
Investments:
U.S. Treasury Bills	$—	$1,936,147	$—	$1,936,147
Money Market Funds	512,041	—	—	512,041
Total Investments	$512,041	$1,936,147	$—	$2,448,188
Assets:
Other Financial Instruments:(a)
Total Return Swaps	$—	$392,505	$—	$392,505
Total Other Financial Instruments	$—	$392,505	$—	$392,505
Liabilities:
Other Financial Instruments:(a)
Total Return Swaps	—	(721)	—	(721)
Total Other Financial Instruments	$—	$(721)	$—	$(721)

Notes to Financial Statements

April 30, 2026

RGTX ETF
	Level 1	Level 2	Level 3	Total
Assets:
Investments:
U.S. Treasury Bills	$—	$8,421,241	$—	$8,421,241
Money Market Funds	4,680,864	—	—	4,680,864
Total Investments	$4,680,864	$8,421,241	$—	$13,102,105
Assets:
Other Financial Instruments:(a)
Total Return Swaps	—	18,550,380	—	18,550,380
Total Other Financial Instruments	$—	$18,550,380	$—	$18,550,380

RIOX ETF
	Level 1	Level 2	Level 3	Total
Assets:
Investments:
U.S. Treasury Bills	$—	$968,073	$—	$968,073
Money Market Funds	1,284,198	—	—	1,284,198
Total Investments	$1,284,198	$968,073	$—	$2,252,271
Assets:
Other Financial Instruments:(a)
Total Return Swaps	—	10,318,521	—	10,318,521
Total Other Financial Instruments	$—	$10,318,521	$—	$10,318,521

RKLX ETF
	Level 1	Level 2	Level 3	Total
Assets:
Investments:
U.S. Treasury Bills	$—	$12,305,512	$—	$12,305,512
Money Market Funds	5,888,092	—	—	5,888,092
Total Investments	$5,888,092	$12,305,512	$—	$18,193,604
Assets:
Other Financial Instruments:(a)
Total Return Swaps	—	124,085,659	—	124,085,659
Total Other Financial Instruments	$—	$124,085,659	$—	$124,085,659
Liabilities:
Other Financial Instruments:(a)
Total Return Swaps	—	(11,503,497)	—	(11,503,497)
Total Other Financial Instruments	$—	$(11,503,497)	$—	$(11,503,497)

ASTN ETF
	Level 1	Level 2	Level 3	Total
Assets:
Investments:
U.S. Treasury Bills	$—	$617,770	$—	$617,770
Money Market Funds	11,656	—	—	11,656
Total Investments	$11,656	$617,770	$—	$629,426
Assets:
Other Financial Instruments:(a)
Total Return Swaps	—	776,687	—	776,687
Total Other Financial Instruments	$—	$776,687	$—	$776,687
Liabilities:
Other Financial Instruments:(a)
Total Return Swaps	—	(182,499)	—	(182,499)
Total Other Financial Instruments	$—	$(182,499)	$—	$(182,499)

Notes to Financial Statements

April 30, 2026

BMNZ ETF
	Level 1	Level 2	Level 3	Total
Assets:
Investments:
U.S. Treasury Bills	$—	$189,623	$—	$189,623
Money Market Funds	1,051,345	—	—	1,051,345
Total Investments	$1,051,345	$189,623	$—	$1,240,968
Assets:
Other Financial Instruments:(a)
Total Return Swaps	—	207,417	—	207,417
Total Other Financial Instruments	$—	$207,417	$—	$207,417
Liabilities:
Other Financial Instruments:(a)
Total Return Swaps	—	(150,186)	—	(150,186)
Total Other Financial Instruments	$—	$(150,186)	$—	$(150,186)

HOOZ ETF
	Level 1	Level 2	Level 3	Total
Assets:
Investments:
U.S. Treasury Bills	$—	$359,285	$—	$359,285
Money Market Funds	572,240	—	—	572,240
Total Investments	$572,240	$359,285	$—	$931,525
Assets:
Other Financial Instruments:(a)
Total Return Swaps	—	2,163,132	—	2,163,132
Total Other Financial Instruments	$—	$2,163,132	$—	$2,163,132
Liabilities:
Other Financial Instruments:(a)
Total Return Swaps	—	(76,439)	—	(76,439)
Total Other Financial Instruments	$—	$(76,439)	$—	$(76,439)

IONZ ETF
	Level 1	Level 2	Level 3	Total
Assets:
Investments:
U.S. Treasury Bills	$—	$6,892,284	$—	$6,892,284
Money Market Funds	1,673,031	—	—	1,673,031
Total Investments	$1,673,031	$6,892,284	$—	$8,565,315
Assets:
Other Financial Instruments:(a)
Total Return Swaps	—	1,891,181	—	1,891,181
Total Other Financial Instruments	$—	$1,891,181	$—	$1,891,181
Liabilities:
Other Financial Instruments:(a)
Total Return Swaps	—	—	—	—
Total Other Financial Instruments	$—	$—	$—	$—

Notes to Financial Statements

April 30, 2026

OKLS ETF
	Level 1	Level 2	Level 3	Total
Assets:
Investments:
U.S. Treasury Bills	$—	$2,405,213	$—	$2,405,213
Money Market Funds	277,793	—	—	277,793
Total Investments	$277,793	$2,405,213	$—	$2,683,006
Assets:
Other Financial Instruments:(a)
Total Return Swaps	—	226,855	—	226,855
Total Other Financial Instruments	$—	$226,855	$—	$226,855

PLTZ ETF
	Level 1	Level 2	Level 3	Total
Assets:
Investments:
U.S. Treasury Bills	$—	$3,423,187	$—	$3,423,187
Money Market Funds	449,534	—	—	449,534
Total Investments	$449,534	$3,423,187	$—	$3,872,721
Assets:
Other Financial Instruments:(a)
Total Return Swaps	—	10,885,327	—	10,885,327
Total Other Financial Instruments	$—	$10,885,327	$—	$10,885,327
Liabilities:
Other Financial Instruments:(a)
Total Return Swaps	—	(4,793,183)	—	(4,793,183)
Total Other Financial Instruments	$—	$(4,793,183)	$—	$(4,793,183)

QBTZ ETF
	Level 1	Level 2	Level 3	Total
Assets:
Investments:
U.S. Treasury Bills	$—	$1,966,088	$—	$1,966,088
Money Market Funds	631,185	—	—	631,185
Total Investments	$631,185	$1,966,088	$—	$2,597,273
Assets:
Other Financial Instruments:(a)
Total Return Swaps	$—	$4,003,191	$—	$4,003,191
Total Other Financial Instruments	$—	$4,003,191	$—	$4,003,191

Notes to Financial Statements

April 30, 2026

RKLZ ETF
	Level 1	Level 2	Level 3	Total
Assets:
Investments:
U.S. Treasury Bills	$—	$4,441,162	$—	$4,441,162
Money Market Funds	775,104	—	—	775,104
Total Investments	$775,104	$4,441,162	$—	$5,216,266
Assets:
Other Financial Instruments:(a)
Total Return Swaps	—	917,877	—	917,877
Total Other Financial Instruments	$—	$917,877	$—	$917,877
Liabilities:
Other Financial Instruments:(a)
Total Return Swaps	—	—	—	—
Total Other Financial Instruments	$—	$—	$—	$—

STSM ETF
	Level 1	Level 2	Level 3	Total
Assets:
Investments:
U.S. Treasury Bills	$—	$289,424	$—	$289,424
Money Market Funds	3,755	—	—	3,755
Total Investments	$3,755	$289,424	$—	$293,179
Assets:
Other Financial Instruments:(a)
Total Return Swaps	—	—	—	—
Total Other Financial Instruments	$—	$—	$—	$—
Liabilities:
Other Financial Instruments:(a)
Total Return Swaps	—	(80,007)	—	(80,007)
Total Other Financial Instruments	$—	$(80,007)	$—	$(80,007)

(a) The fair value of the Fund’s other financial instruments represents the net unrealized appreciation (depreciation) as of April 30, 2026.

Derivative Instruments - Each Fund may enter into total return swap agreements in an attempt to gain exposure to the securities in a market without actually purchasing those securities, or to hedge a position. A total return swap is a contract in which one party agrees to make periodic payments to another party based on the change in market value of the assets underlying the contract, which may include a specified security, basket of securities, or securities indices during the specified period, in return for periodic payments based on a fixed or variable interest rate or the total return from other underlying assets. Swap agreements will usually be done on a net basis, i.e., where the two parties make net payments with a Fund receiving or paying, as the case may be, only the net amount of the two payments. The return on the swap contract should be the gain or loss on the notional amount plus dividends on the securities less the interest and commission paid by the Fund on the notional amount. Payments may be made at the conclusion of the contract or periodically during its term. In certain instances, market factors such as the interest rate environment and the demand to borrow the securities underlying the swap agreement can cause a scenario in which the counterparty will pay the Fund interest. These swap contracts do not include the delivery of securities by each Fund to the counterparty. The net amount of the excess, if any, of each Fund’s obligations owed over its entitlement with respect to each swap is accrued on a daily basis and an amount of cash or liquid assets having an aggregate net asset value at least equal to such accrued excess is maintained in a segregated account by the Funds’ custodian. Until a swap contract, or a portion of a swap contract, is settled in cash, reset, terminated, partially unwound or closed according to its terms, the changes in value are recorded as unrealized appreciation or depreciation. Upon such event, the related gain or loss is recorded as net realized gain or loss from swap contracts. A partial unwind or other contractual reduction is treated as a realized event when the related swap economics are extinguished or reduced, regardless of whether the related cash is received or paid on the same date. Certain Funds may receive or deliver cash from or to swap counterparties based on the mark-to-market value of outstanding swap contracts. Such transfers may represent either settlement of swap economics or collateral, variation margin, excess variation margin or similar mark-to-market transfers, depending on the applicable contractual terms and counterparty settlement mechanics. Amounts applied to settle or partially settle the related swap economics are reflected in net realized gain or loss from swap contracts and reduce the related unrealized appreciation or depreciation. Amounts not applied to settle or reduce the related swap value and that remain subject to return, recall or future application are reflected as cash, segregated cash, due from broker or due to broker, as applicable, and the related swap remains recorded at fair value with changes reflected as net change in unrealized appreciation or depreciation on swap contracts.

Notes to Financial Statements

April 30, 2026

Amounts presented as due from broker or due to broker may include amounts receivable or payable for contractual swap resets, financing resets, partial unwinds, terminations or other settlement events, and cash collateral, variation margin, excess variation margin or similar mark-to-market transfers posted to or received from counterparties. The transfer or receipt of cash or collateral does not, by itself, reduce the notional amount, economic exposure or daily target leveraged exposure of a swap contract unless the swap contract is amended, reset, partially unwound, terminated or otherwise contractually modified to reduce such notional amount or exposure.

By virtue of each Fund’s investments in total return swaps, each Fund is exposed to common stocks indirectly which subjects that Fund to equity market risk. Common stocks are generally exposed to greater risk than other types of securities, such as preferred stock and debt obligations, because common stockholders generally have inferior rights to receive payment from specific issuers. Equity securities may experience sudden, unpredictable drops in value or long periods of decline in value. This may occur because of factors that affect securities markets generally or factors affecting specific issuers, industries, or sectors in which each Fund invests.

Each Fund has adopted financial reporting rules and regulations that require enhanced disclosure regarding derivatives and hedging activity intending to improve financial reporting of derivative instruments by enabling investors to understand how an entity uses derivatives, how derivatives are accounted for, and how derivative instruments affect an entity’s results of operations and financial position.

For the period ended April 30, 2026, each Fund’s monthly average notional amount is described below for any derivatives that they invested in:

Total Return Swaps
QPUX ETF	$50,659,186
OSCX ETF	13,246,274
RCAX ETF	13,972,130
RGTX ETF	114,925,880
RIOX ETF	50,777,430
RKLX ETF	215,114,432
ASTN ETF	(4,231,390)
BMNZ ETF	(37,080,168)
HOOZ ETF	(10,223,020)
IONZ ETF	(49,805,982)
OKLS ETF	(11,666,437)
PLTZ ETF	(99,696,555)
QBTZ ETF	(36,950,019)
RKLZ ETF	(16,894,356)
STSM ETF	(2,829,156)

Notes to Financial Statements

April 30, 2026

Statements of Assets and Liabilities

Fair value of derivative instruments as of April 30, 2026:

	Asset Derivatives		Liability Derivatives
Fund:	Instrument: Equity Risk	Location: Unrealized appreciation on Swap Contracts	Instrument: Equity Risk	Location: Unrealized depreciation on Swap Contracts
QPUX ETF	Total Return Swaps	$11,925,080	Total Return Swaps	$—
OSCX ETF	Total Return Swaps	5,405,248	Total Return Swaps	—
RCAX ETF	Total Return Swaps	392,505	Total Return Swaps	(721)
RGTX ETF	Total Return Swaps	18,550,380	Total Return Swaps	—
RIOX ETF	Total Return Swaps	10,318,521	Total Return Swaps	—
RKLX ETF	Total Return Swaps	124,085,659	Total Return Swaps	(11,503,497)
ASTN ETF	Total Return Swaps	776,687	Total Return Swaps	(182,499)
BMNZ ETF	Total Return Swaps	207,417	Total Return Swaps	(150,186)
HOOZ ETF	Total Return Swaps	2,163,132	Total Return Swaps	(76,439)
IONZ ETF	Total Return Swaps	1,891,181	Total Return Swaps	—
OKLS ETF	Total Return Swaps	226,855	Total Return Swaps	—
PLTZ ETF	Total Return Swaps	10,885,327	Total Return Swaps	(4,793,183)
QBTZ ETF	Total Return Swaps	4,003,191	Total Return Swaps	—
RKLZ ETF	Total Return Swaps	917,877	Total Return Swaps	—
STSM ETF	Total Return Swaps	—	Total Return Swaps	(80,007)

Statements of Operations

The effect of derivative instruments on the Statements of Operations for the period ended April 30, 2026:

	Realized Gain (Loss)		Change in Unrealized Appreciation (Depreciation)
Fund:	Instrument:	Location:	Instrument:	Location:

QPUX ETF	Total Return Swaps	$(57,827,110)	Total Return Swaps	$11,925,080
OSCX ETF	Total Return Swaps	(9,753,106)	Total Return Swaps	5,405,248
RCAX ETF	Total Return Swaps	(4,304,872)	Total Return Swaps	391,784
RGTX ETF	Total Return Swaps	(81,530,075)	Total Return Swaps	18,550,380
RIOX ETF	Total Return Swaps	11,267,085	Total Return Swaps	10,422,471
RKLX ETF	Total Return Swaps	92,756,969	Total Return Swaps	112,582,162
ASTN ETF	Total Return Swaps	1,966,411	Total Return Swaps	594,188
BMNZ ETF	Total Return Swaps	3,136,446	Total Return Swaps	57,231
HOOZ ETF	Total Return Swaps	1,730,324	Total Return Swaps	2,086,693
IONZ ETF	Total Return Swaps	45,690	Total Return Swaps	1,891,181
OKLS ETF	Total Return Swaps	(4,081,637)	Total Return Swaps	226,855
PLTZ ETF	Total Return Swaps	8,259,745	Total Return Swaps	6,092,144
QBTZ ETF	Total Return Swaps	9,320,517	Total Return Swaps	4,003,191
RKLZ ETF	Total Return Swaps	(6,470,236)	Total Return Swaps	917,877
STSM ETF	Total Return Swaps	(1,168,843)	Total Return Swaps	(80,007)

Notes to Financial Statements

April 30, 2026

The total return swap contracts are subject to master netting agreements, which are agreements between the Funds and their counterparties that provide for the net settlement of all transactions and collateral with the Funds through a single payment, in the event of default or termination. Amounts presented on the Schedules of Total Return Swap Contracts are gross settlement amounts.

Under the master netting agreements, collateral is routinely transferred if the total net exposure to certain transactions (net of existing collateral already in place) governed under the relevant master netting agreements with a counterparty in a given account exceeds a specified threshold depending on the counterparty and the type of master netting agreements.

The following table presents the Funds’ gross derivative assets and liabilities by counterparty and contract type, net of amounts available for offset under a master netting agreement and the related collateral received or pledged by the Funds as of April 30, 2026.

Notes to Financial Statements

April 30, 2026

Fund	Description	Counterparty	Gross Amounts (Unrealized Appreciation/Depreciation)	Gross amounts offset in the Statement of Assets and Liabilities	Net Amounts Presented in the Statements of Assets and Liabilities	Financial Instruments	Cash Collateral Pledged (Received)	Net Amount

QPUX ETF
	Assets	Clear Street LLC	$7,341,429	$—	$7,341,429	$—	$—	$7,341,429
		Marex Capital Markets, Inc.	4,583,651	—	4,583,651	—	—	4,583,651
			11,925,080	—	11,925,080	—	—	11,925,080

OSCX ETF
	Assets	Cantor Fitzgerald & Co.	1,130,758	—	1,130,758	—	—	1,130,758
		Clear Street LLC	1,028,812	—	1,028,812	—	—	1,028,812
		Jane Street Execution Services, LLC	1,039,145	—	1,039,145	—	—	1,039,145
		Marex Capital Markets, Inc.	1,139,013	—	1,139,013	—	—	1,139,013
		Nomura Securities International, Inc.	1,067,520	—	1,067,520	—	—	1,067,520
			5,405,248	—	5,405,248	—	—	5,405,248

RCAX ETF
	Assets	Cantor Fitzgerald & Co.	211,988	—	211,988	—	—	211,988
		Clear Street LLC	25,656	—	25,656	—	—	25,656
		Marex Capital Markets, Inc.	153,900	—	153,900	—	—	153,900
		National Bank of Canada Financial, Inc.	961	—	961	—	—	961
			392,505	—	392,505	—	—	392,505

	Liabilities	Nomura Securities International, Inc.	(721)	—	(721)	—	721	—
			(721)	—	(721)	—	721	—

Notes to Financial Statements

April 30, 2026

RGTX ETF
	Assets	BMO Capital Markets Corp.	1,344,875	—	1,344,875	—	—	1,344,875
		Cantor Fitzgerald & Co.	2,989,842	—	2,989,842	—	—	2,989,842
		Clear Street LLC	3,268,744	—	3,268,744	—	—	3,268,744
		Jane Street Execution Services, LLC	5,160,443	—	5,160,443	—	—	5,160,443
		Marex Capital Markets, Inc.	1,862,214	—	1,862,214	—	—	1,862,214
		Morgan Stanley & Co., Inc.	477,000	—	477,000	—	—	477,000
		National Bank of Canada Financial, Inc.	1,919,504	—	1,919,504	—	—	1,919,504
		Nomura Securities International, Inc.	1,527,758	—	1,527,758	—	—	1,527,758
			18,550,380	—	18,550,380	—	—	18,550,380

RIOX ETF
	Assets	BMO Capital Markets Corp.	1,009,725	—	1,009,725	—	—	1,009,725
		Cantor Fitzgerald & Co.	3,246,559	—	3,246,559	—	—	3,246,559
		Clear Street LLC	1,714,773	—	1,714,773	—	—	1,714,773
		Jane Street Execution Services, LLC	1,217,940	—	1,217,940	—	—	1,217,940
		Marex Capital Markets, Inc.	1,489,748	—	1,489,748	—	—	1,489,748
		Nomura Securities International, Inc.	1,639,776	—	1,639,776	—	—	1,639,776
			10,318,521	—	10,318,521	—	—	10,318,521

RKLX ETF
	Assets	BMO Capital Markets Corp.	12,660,440	—	12,660,440	—	—	12,660,440
		Cantor Fitzgerald & Co.	8,993,457	—	8,993,457	—	—	8,993,457
		Clear Street LLC	15,806,358	—	15,806,358	—	—	15,806,358
		Jane Street Execution Services, LLC	33,294,184	—	33,294,184	—	—	33,294,184
		Morgan Stanley & Co., Inc.	29,177,762	—	29,177,762	—	—	29,177,762

Notes to Financial Statements

April 30, 2026

		National Bank of Canada Financial, Inc.	8,172,339	—	8,172,339	—	—	8,172,339
		Nomura Securities International, Inc.	15,981,119	—	15,981,119	—	—	15,981,119
			124,085,659	—	124,085,659	—	—	124,085,659

	Liabilities	Marex Capital Markets, Inc.	(11,503,497)	—	(11,503,497)	—	11,503,497	—
			(11,503,497)	—	(11,503,497)	—	11,503,497	—

ASTN ETF
	Assets	Cantor Fitzgerald & Co.	380,997	—	380,997	—	—	380,997
		Clear Street LLC	395,690	—	395,690	—	—	395,690
			776,687	—	776,687	—	—	776,687

	Liabilities	Marex Capital Markets, Inc.	(182,499)	—	(182,499)	—	182,499	—
			(182,499)	—	(182,499)	—	182,499	—

BMNZ ETF
	Assets	Cantor Fitzgerald & Co.	62,363	—	62,363	—	—	62,363
		Clear Street LLC	84,040	—	84,040	—	—	84,040
		Jane Street Execution Services, LLC	60,906	—	60,906	—	—	60,906
		Marex Capital Markets, Inc.	108	—	108	—	—	108
			207,417	—	207,417	—	—	207,417

	Liabilities	Nomura Securities International, Inc.	(150,186)	—	(150,186)	—	150,186	—
			(150,186)	—	(150,186)	—	150,186	—

HOOZ ETF
	Assets	Cantor Fitzgerald & Co.	186,756	—	186,756	—	—	186,756
		Clear Street LLC	659,382	—	659,382	—	—	659,382

Notes to Financial Statements

April 30, 2026

		Jane Street Execution Services, LLC	633,743	—	633,743	—	—	633,743
		Nomura Securities International, Inc.	683,251	—	683,251	—	—	683,251
			2,163,132	—	2,163,132	—	—	2,163,132

	Liabilities	Marex Capital Markets, Inc.	(76,439)	—	(76,439)	—	76,439	—
			(76,439)	—	(76,439)	—	76,439	—

IONZ ETF
	Assets	Cantor Fitzgerald & Co.	190,176	—	190,176	—	—	190,176
		Clear Street LLC	366,171	—	366,171	—	—	366,171
		Jane Street Execution Services, LLC	270,425	—	270,425	—	—	270,425
		Marex Capital Markets, Inc.	538,108	—	538,108	—	—	538,108
		Nomura Securities International, Inc.	526,301	—	526,301	—	—	526,301
			1,891,181	—	1,891,181	—	—	1,891,181

OKLS ETF
	Assets	Cantor Fitzgerald & Co.	63,591	—	63,591	—	—	63,591
		Clear Street LLC	159,076	—	159,076	—	—	159,076
		Nomura Securities International, Inc.	4,188	—	4,188	—	—	4,188
			226,855	—	226,855	—	—	226,855

PLTZ ETF
	Assets	BMO Capital Markets Corp.	348,735	—	348,735	—	—	348,735
		Cantor Fitzgerald & Co.	3,832,700	—	3,832,700	—	—	3,832,700
		Clear Street LLC	3,216,044	—	3,216,044	—	—	3,216,044
		Nomura Securities International, Inc.	3,487,848	—	3,487,848	—	—	3,487,848
			10,885,327	—	10,885,327	—	—	10,885,327

Notes to Financial Statements

April 30, 2026

	Liabilities	Marex Capital Markets, Inc.	(4,793,183)	—	(4,793,183)	—	4,793,183	—
			(4,793,183)	—	(4,793,183)	—	4,793,183	—

QBTZ ETF
	Assets	Cantor Fitzgerald & Co.	86,500	—	86,500	—	—	86,500
		Clear Street LLC	3,417,735	—	3,417,735	—	—	3,417,735
		Jane Street Execution Services, LLC	230,491	—	230,491	—	—	230,491
		Marex Capital Markets, Inc.	268,465	—	268,465	—	—	268,465
			4,003,191	—	4,003,191	—	—	4,003,191

RKLZ ETF
	Assets	Cantor Fitzgerald & Co.	250,634	—	250,634	—	—	250,634
		Clear Street LLC	80,340	—	80,340	—	—	80,340
		Jane Street Execution Services, LLC	150,977	—	150,977	—	—	150,977
		Marex Capital Markets, Inc.	113,606	—	113,606	—	—	113,606
		Nomura Securities International, Inc.	322,320	—	322,320	—	—	322,320
			917,877	—	917,877	—	—	917,877

STSM ETF
	Liabilities	Cantor Fitzgerald & Co.	(18,790)	—	(18,790)	—	18,790	—
		Clear Street LLC	(36,841)	—	(36,841)	—	36,841	—
		Marex Capital Markets, Inc.	(24,376)	—	(24,376)	—	24,376	—
			(80,007)	—	(80,007)	—	80,007	—

Notes to Financial Statements

April 30, 2026

Federal Income Taxes - Each Fund has elected to be taxed as a regulated investment company (“RIC”) and intends to distribute substantially all taxable income to its shareholders and otherwise comply with the provisions of the Internal Revenue Code applicable to RICs. Therefore, no provision for federal income taxes or excise taxes has been made.

In order to avoid imposition of the excise tax applicable to RICs, the Funds intend to declare as dividends in each calendar year, at least 98% of their net investment income (earned during the calendar year) and at least 98.2% of their net realized capital gains (earned during the twelve months ended October 31) plus undistributed amounts, if any, from prior years. As a RIC, each Fund is subject to a 4% excise tax that is imposed if a Fund does not distribute by the end of any calendar year at least the sum of (i) 98% of its ordinary income (not taking into account any capital gain or loss) for the calendar year and (ii) 98.2% of its capital gain in excess of its capital loss (adjusted for certain ordinary losses) for a one-year period generally ending on October 31 of the calendar year (unless an election is made to use the Funds’ fiscal year). The Funds generally intend to distribute income and capital gains in the manner necessary to minimize (but not necessarily eliminate) the imposition of such excise tax. The Funds may retain income or capital gains and pay excise tax when it is determined that doing so is in the best interest of shareholders. Management evaluates the costs of the excise tax relative to the benefits of retaining income and capital gains, including that such undistributed amounts (net of the excise tax paid) remain available for investment by the Funds and are available to supplement future distributions. Tax expense is disclosed in the Statements of Operations, if applicable.

As of April 30, 2026, the Funds did not have any tax positions that did not meet the threshold of being sustained by the applicable tax authority. Generally, tax authorities can examine all the tax returns filed for the last three years. The Funds identify their major tax jurisdiction as U.S. Federal and the Commonwealth of Delaware; however, the Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits on uncertain tax positions as income tax expense in the Statements of Operations.

Securities Transactions and Investment Income - Investment securities transactions are accounted for on the trade date. Gains and losses realized on sales of securities are determined on a specific identification basis. Discounts/premiums on debt securities purchased are accreted/amortized over the life of the respective securities using the effective interest method. Dividend income is recorded on the ex-dividend date. Interest income is recorded on an accrual basis. Other non-cash dividends are recognized as investment income at the fair value of the property received. Withholding taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and rates.

Distributions to Shareholders - Distributions to shareholders from net investment income, if any, for RIOX ETF are declared and paid monthly. Distributions to shareholders from net investment income, if any, for the remaining Funds are declared and paid annually. Distributions to shareholders from net realized gains on securities, if any, for the Funds normally are declared and paid at least annually. Distributions are recorded on the ex-dividend date.

Use of Estimates - The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Share Valuation - The NAV per Share of each Fund is calculated by dividing the sum of the value of the securities held by each Fund, plus cash or other assets, minus all liabilities by the total number of Shares outstanding for each Fund, rounded to the nearest cent. The QPUX ETF, OSCX ETF, RCAX ETF, RGTX ETF, RKLX ETF, RKLZ ETF, IONZ ETF, PLTZ ETF, and QBTZ ETF Shares will not be priced on the days on which The Nasdaq Stock Market, LLC (“NASDAQ”) or The New York Stock Exchange (“NYSE”) is closed for trading. The RIOX ETF, BMNZ ETF, HOOZ ETF, OKLS ETF, and STSM ETF Shares will not be priced on the days on which the NYSE Arca, Inc. (“ARCA”) or NYSE is closed for trading. The ASTN ETF Shares will not be priced on the days on which the Cboe BZX Exchange, Inc. (“CBOE”) or NYSE is closed for trading.

Notes to Financial Statements

April 30, 2026

Guarantees and Indemnifications - In the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

Illiquid Securities - Pursuant to Rule 22e-4 under the 1940 Act, the Funds have adopted a Board-approved Liquidity Risk Management Program (the “Program”) that requires, among other things, that each Fund limit its illiquid investments that are assets to no more than 15% of the value of the Fund’s net assets. An illiquid investment is any security that a Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. If a Fund should be in a position where the value of illiquid investments held by a Fund exceeds 15% of the Fund’s net assets, the Fund will take such steps as set forth in the Program.

Derivatives Transactions - Pursuant to Rule 18f-4 under the 1940 Act, the SEC imposes limits on the amount of derivatives a fund can enter into, eliminates the asset segregation and cover framework arising from prior SEC guidance for covering derivatives and certain financial instruments currently used by funds to comply with Section 18 of the 1940 Act and treats derivatives as senior securities. Under Rule 18f-4, a fund’s derivatives exposure is limited through a value-at-risk test. Funds whose use of derivatives is more than a limited specified exposure amount are required to establish and maintain a comprehensive derivatives risk management program, subject to oversight by a fund’s board of trustees, and appoint a derivatives risk manager. The Funds have implemented a Rule 18f-4 Derivative Risk Management Program that complies with Rule 18f-4.

Reclassification of Capital Accounts - U.S. GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or NAV per Share. These differences are primarily due to equalization or net operating loss. For the periods ended April 30, 2026, the following adjustments were made:

Fund	Paid-In Capital	Total distributable earnings/(accumulated losses)
QPUX ETF	(6,621,337)	6,621,337
OSCX ETF	(1,645,003)	1,645,003
RCAX ETF	—	—
RGTX ETF	—	—
RIOX ETF	—	—
RKLX ETF	112,640,004	(112,640,004)
ASTN ETF	1,387,872	(1,387,872)
BMNZ ETF	3,049,549	(3,049,549)
HOOZ ETF	1,579,870	(1,579,870)
IONZ ETF	—	—
OKLS ETF	25,662	(25,662)
PLTZ ETF	7,933,059	(7,933,059)
QBTZ ETF	9,097,008	(9,097,008)
RKLZ ETF	—	—
STSM ETF	(987)	987

Notes to Financial Statements

April 30, 2026

NOTE 3 - PRINCIPAL INVESTMENT RISKS

Compounding and Market Volatility Risk. Each Fund has a daily leveraged investment objective and a Fund’s performance for periods greater than a trading day will be the result of each day’s returns compounded over the period, which is very likely to differ from two times (200%) the respective Underlying Security’s performance, before a Fund’s management fee and other expenses. Compounding affects all investments but has a more significant impact on funds that aim to replicate leveraged daily returns and that rebalance daily. For each Fund aiming to replicate two times the daily performance of its Underlying Security, if adverse daily performance of the Underlying Security reduces the amount of a shareholder’s investment, any further adverse daily performance will lead to a smaller dollar loss because the shareholder’s investment had already been reduced by the prior adverse performance. Equally, however, if favorable daily performance of the Underlying Security increases the amount of a shareholder’s investment, the dollar amount lost due to future adverse performance will increase because the shareholder’s investment has increased. The effect of compounding becomes more pronounced as an Underlying Security’s volatility and the holding period increase. The effect of compounding will impact each shareholder differently depending on the period of time an investment in a Fund is held and the volatility of the respective Underlying Security during a shareholder’s holding period of an investment in each Fund.

Daily Correlation/Tracking Risk. There is no guarantee that the Funds will achieve a high degree of leveraged correlation to the Target Portfolio and therefore achieve their daily leveraged investment objective. To achieve a high degree of leveraged correlation with the Target Portfolio, each Fund seeks to rebalance their portfolio daily to keep exposure consistent with their daily leveraged investment objective. The possibility of the Funds being materially over- or under-exposed to the Target Portfolio increases on days when the Target Portfolio is volatile near the close of the trading day. Additionally, if securities within the Target Portfolio exhibit unexpected or heightened correlations, each Fund’s ability to achieve their daily investment objective may be adversely impacted as overlapping exposures may reduce potential diversification benefits and amplify the effects of market movements. Market disruptions, regulatory restrictions and extreme volatility will also adversely affect each Fund’s ability to adjust exposure to the required levels. If there is a significant intra-day market event and/or the Target Portfolio experiences a significant increase or decline, each Fund may not meet their investment objective, be able to rebalance their portfolio appropriately, or may experience significant premiums or discounts, or widened bid-ask spreads. Each Fund may have difficulty achieving their daily leveraged investment objective due to fees, expenses, transaction costs, financing costs related to the use of derivatives, investments in ETFs, directly or indirectly, income items, valuation methodology, accounting standards and disruptions or illiquidity in the markets for the securities or derivatives held by the Funds. The Funds may also be impacted by large movements of assets into and out of the Funds, potentially resulting in the Funds being over- or under-exposed to the Target Portfolio. The Funds may take or refrain from taking positions to improve the tax efficiency or to comply with various regulatory restrictions, either of which may negatively impact each Fund’s leveraged correlation to the Target Portfolio. Finally, during periods of high volatility, compounding effects and correlation shifts between securities in the Target Portfolio may cause each Fund’s returns to deviate materially from two times (2X) the daily performance of the Target Portfolio.

Leverage Risk. The Funds obtain investment exposure in excess of their net assets by utilizing leverage and may lose more money in market conditions that are adverse to their investment objective than a fund that does not utilize leverage. An investment in each Fund is exposed to the risk that a decline in the daily performance of the Target Portfolio will be magnified. This means that an investment in each Fund will be reduced by an amount equal to 2% for every 1% daily decline in the share price of the Target Portfolio, not including the costs of financing leverage and other operating expenses, which would further reduce its value. The Funds could theoretically lose an amount greater than their net assets in the event the share price of the Target Portfolio declines more than 50%. Leverage will also have the effect of magnifying any differences in each Fund’s performances correlation with the Target Portfolio’s share price.

As with any investment, there is a risk that you could lose all or a portion of your principal investment in the Funds. The Funds are subject to the above principal risks, as well as other principal risks which may adversely affect each Fund’s NAV, trading price, yield, total return and/or ability to meet their objectives. For more information about the risks of investing in the Funds, see the section in each Fund’s Prospectus titled “Additional Information About the Fund — Principal Investment Risks.”

Notes to Financial Statements

April 30, 2026

NOTE 4 - COMMITMENTS AND OTHER RELATED PARTY TRANSACTIONS

The Adviser serves as investment adviser to the Funds pursuant to an investment advisory agreement between the Adviser and the Trust, on behalf of the Funds (the “Advisory Agreement”), and, pursuant to the Advisory Agreement, provides investment advice to the Funds and oversees the day-to-day operations of the Funds, subject to the direction and oversight of the Board. The Adviser is also responsible for trading portfolio securities for the Funds, including selecting broker-dealers to execute purchase and sale transactions.

Pursuant to the Advisory Agreement, each Fund pays the Adviser a unitary management fee (the “Investment Advisory Fee”) based on the average daily net assets of each Fund as follows:

Fund	Investment Advisory Fee
QPUX ETF	1.29%
OSCX ETF	1.29%
RCAX ETF	1.29%
RGTX ETF	1.29%
RIOX ETF	0.95%
RKLX ETF	1.29%
ASTN ETF	1.29%
BMNZ ETF	1.29%
HOOZ ETF	1.29%
IONZ ETF	1.29%
OKLS ETF	1.29%
PLTZ ETF	1.29%
QBTZ ETF	1.29%
RKLZ ETF	1.29%
STSM ETF	1.29%

Out of the Investment Advisory Fees, the Adviser is obligated to pay or arrange for the payment of substantially all expenses of the Funds, including the cost of transfer agency, custody, fund administration, and all other related services necessary for the Funds to operate. Under the Advisory Agreement, the Adviser has agreed to pay all expenses incurred by the Funds except for interest charges on any borrowings, dividends and other expenses on securities sold short, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, distribution fees and expenses paid by the Fund under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act, (collectively, “Excluded Expenses”), and the Investment Advisory Fees payable to the Adviser. The Investment Advisory Fees incurred are paid monthly to the Adviser. Investment Advisory Fees for the periods ended April 30, 2026 are disclosed in the Statements of Operations.

The Adviser has entered into an agreement with Defiance ETFs, LLC (“Defiance”) under which Defiance assumes the obligations of the Adviser to pay all or a portion of expenses of the Fund, except Excluded Expenses (such expenses of the Fund, except Excluded Expenses, the “Unitary Expenses”). For assuming the payment obligations of the Fund, the Adviser has agreed to pay Defiance a corresponding share of the profits, if any, generated by the Fund’s unitary fee less a contractual fee retained by the Adviser. Expenses incurred by the Fund and paid by Defiance include fees charged by Tidal ETF Services LLC (“Tidal”), a Tidal Financial Group company and an affiliate of the Adviser. Although Defiance has agreed to be responsible for all or a portion of the Unitary Expenses of the Fund, the Adviser retains the ultimate obligation to the Fund to pay such expenses.

Tidal serves as the Funds’ administrator and, in that capacity, performs various administrative and management services for the Funds. Tidal coordinates the payment of Fund-related expenses and manages the Trust’s relationships with its various service providers. As compensation for the services it provides, Tidal receives a fee based on each Fund’s average daily net assets, subject to a minimum annual fee. Tidal also is entitled to certain out-of-pocket expenses for the services mentioned above.

Notes to Financial Statements

April 30, 2026

U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (“Fund Services”), serves as the Funds’ fund accountant and transfer agent. In those capacities, Fund Services performs various accounting and transfer agency services for the Funds. U.S. Bank N.A. (the “Custodian”), an affiliate of Fund Services, serves as the Funds’ custodian. Prior to April 1, 2026, Fund Services also served as the Funds’ sub-administrator.

Foreside Fund Services, LLC (the “Distributor”) acts as the Funds’ principal underwriter in a continuous public offering of each Fund’s Shares.

Certain officers and a trustee of the Trust are affiliated with the Adviser. Neither the affiliated trustee nor the Trust’s officers receive compensation from the Funds.

The Board has adopted a Distribution (Rule 12b-1) Plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act. In accordance with the Plan, each Fund is authorized to pay an amount up to 0.25% of their average daily net assets each year to pay distribution fees for the sale and distribution of its Shares. No Rule 12b-1 fees are currently paid by the Funds, and there are no plans to impose these fees. However, in the event Rule 12b-1 fees are charged in the future, because the fees are paid out of each Fund’s assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than certain other types of sales charges.

During the period ended April 30, 2026, the HOOZ ETF incurred an $1,836 loss from an NAV error. This amount is reported on the HOOZ ETF’s Statements of Changes in Net Assets under the caption “Capital contributions from adviser”. The reimbursement of this loss had a 0.90% impact to the total return.

NOTE 5 - SEGMENT REPORTING

In accordance with the FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures (“ASU 2023-07”), each Fund has evaluated their business activities and determined that they each operate as a single reportable segment.

Each Fund’s investment activities are managed by the Principal Financial Officer, which serves as the Chief Operating Decision Maker. The Principal Financial Officer is responsible for assessing each Fund’s financial performance and allocating resources. In making these assessments, the Principal Financial Officer evaluates each Fund’s financial results on an aggregated basis, rather than by separate segments. As such, the Funds do not allocate operating expenses or assets to multiple segments, and accordingly, no additional segment disclosures are required. There were no intra-entity sales or transfers during the reporting period.

The Funds primarily generate income through dividends, interest, and realized/unrealized gains on their investment portfolios. Expenses incurred, including management fees, Fund operating expenses, and transaction costs, are considered general Fund-level expenses and are not allocated to specific segments or business lines.

Management has determined that the Funds do not meet the criteria for disaggregated segment reporting under ASU 2023-07 and will continue to evaluate its reporting requirements in accordance with applicable accounting standards.

Notes to Financial Statements

April 30, 2026

NOTE 6 - PURCHASES AND SALES OF SECURITIES

For the periods ended April 30, 2026, the cost of purchases and proceeds from the sales or maturities of securities, excluding short-term investments, U.S. government securities, and in-kind transactions were:

Fund	Purchases	Sales
QPUX ETF	—	—
OSCX ETF	1,022,299	991,786
RCAX ETF	—	—
RGTX ETF	1,216,119,535	1,253,335,588
RIOX ETF	347,241,437	355,592,492
RKLX ETF	1,281,564,400	1,325,106,205
ASTN ETF	—	—
BMNZ ETF	—	—
HOOZ ETF	—	—
IONZ ETF	—	—
OKLS ETF	—	—
PLTZ ETF	—	—
QBTZ ETF	—	—
RKLZ ETF	—	—
STSM ETF	—	—

For the periods ended April 30, 2026, there were no purchases or sales of long-term U.S. government securities for the Funds.

For the periods ended April 30, 2026, there were no in-kind transactions associated with creations or redemptions for the Funds.

NOTE 7 - INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS

The tax character of distributions paid during the periods ended April 30, 2026 and April 30, 2025 were as follows:

Ordinary Income
Distributions paid from:	April 30, 2026	April 30, 2025
QPUX ETF	—	—
OSCX ETF	—	—
RCAX ETF	—	—
RGTX ETF	446,523	—
RIOX ETF	7,689,120	—
RKLX ETF	18,612,240	—
ASTN ETF	—	—
BMNZ ETF	—	—
HOOZ ETF	—	—
IONZ ETF	—	—
OKLS ETF	—	—
PLTZ ETF	—	—
QBTZ ETF	—	—
RKLZ ETF	—	—
STSM ETF	—	—

Notes to Financial Statements

April 30, 2026

As of the fiscal periods ended April 30, 2026, the components of distributable earnings/(accumulated losses) on a tax basis were as follows:

QPUX ETF
Cost of investments	3,925,218
Gross tax unrealized appreciation	—
Gross tax unrealized depreciation	(5)
Net tax unrealized appreciation (depreciation)	(5)
Undistributed ordinary income (loss)	—
Undistributed long-term capital gain (loss)	—
Other accumulated gain (loss)	(39,453,111)
Total distributable earnings/(accumulated losses)	$(39,453,116)

	OSCX ETF	RCAX ETF
Cost of investments	1,132,502	2,448,196
Gross tax unrealized appreciation	—	—
Gross tax unrealized depreciation	(5)	(8)
Net tax unrealized appreciation (depreciation)	(5)	(8)
Undistributed ordinary income (loss)	—	—
Undistributed long-term capital gain (loss)	—	—
Other accumulated gain (loss)	(2,770,883)	(3,925,283)
Total distributable earnings/(accumulated losses)	$(2,770,888)	$(3,925,291)

	RGTX ETF	RIOX ETF	RKLX ETF
Cost of investments	13,102,126	2,252,275	18,193,625
Gross tax unrealized appreciation	—	—	—
Gross tax unrealized depreciation	(21)	(4)	(21)
Net tax unrealized appreciation (depreciation)	(21)	(4)	(21)
Undistributed ordinary income (loss)	—	—	3,693,241
Undistributed long-term capital gain (loss)	—	—	—
Other accumulated gain (loss)	(26,750,837)	4,268,457	112,582,162
Total distributable earnings/(accumulated losses)	$(26,750,858)	$4,268,453	$116,275,382

Notes to Financial Statements

April 30, 2026

	ASTN ETF	BMNZ ETF	HOOZ ETF
Cost of investments	629,428	1,240,972	931,526
Gross tax unrealized appreciation	—	—	—
Gross tax unrealized depreciation	(2)	(4)	(1)
Net tax unrealized appreciation (depreciation)	(2)	(4)	(1)
Undistributed ordinary income (loss)	570,993	—	128,747
Undistributed long-term capital gain (loss)	—	—	—
Other accumulated gain (loss)	594,188	57,231	2,086,693
Total distributable earnings/(accumulated losses)	$1,165,179	$57,227	$2,215,439

	IONZ ETF	OKLS ETF	PLTZ ETF	QBTZ ETF
Cost of investments	8,565,315	2,683,017	3,872,731	2,597,284
Gross tax unrealized appreciation	—	—	—	—
Gross tax unrealized depreciation	—	(11)	(10)	(11)
Net tax unrealized appreciation (depreciation)	—	(11)	(10)	(11)
Undistributed ordinary income (loss)	—	—	—	—
Undistributed long-term capital gain (loss)	—	—	—	—
Other accumulated gain (loss)	1,538,321	(3,906,907)	6,092,144	4,003,191
Total distributable earnings/(accumulated losses)	$1,538,321	$(3,906,918)	$6,092,134	$4,003,180

Notes to Financial Statements

April 30, 2026

	RKLZ ETF	STSM ETF
Cost of investments	5,216,287	293,180
Gross tax unrealized appreciation	—	—
Gross tax unrealized depreciation	(21)	(1)
Net tax unrealized appreciation (depreciation)	(21)	(1)
Undistributed ordinary income (loss)	—	—
Undistributed long-term capital gain (loss)	—	—
Other accumulated gain (loss)	(5,597,095)	(1,251,034)
Total distributable earnings/(accumulated losses)	$(5,597,116)	$(1,251,035)

Net capital losses incurred after October 31 (post-October losses) and net investment losses incurred after December 31 (late-year losses), and within the taxable year, may be elected to be deferred to the first business day of each Fund’s next taxable year. As of the fiscal periods ended April 30, 2026, the Funds have elected to defer the following post-October and late-year losses, where applicable.

Fund	Post-October Capital Loss Deferral	Late-Year Loss Deferral
QPUX ETF	—	24,705,855
OSCX ETF	—	5,715,792
RCAX ETF	—	3,257,066
RGTX ETF	—	45,301,217
RIOX ETF	—	6,050,064
RKLX ETF	—	—
ASTN ETF	—	—
BMNZ ETF	—	—
HOOZ ETF	—	—
IONZ ETF	—	352,860
OKLS ETF	—	4,133,762
PLTZ ETF	—	—
QBTZ ETF	—	—
RKLZ ETF	—	6,514,972
STSM ETF	—	391,757

As of April 30, 2026, the table below presents long-term and short-term capital loss carryovers, where applicable, which do not expire.

Fund	Short-Term	Long-Term
QPUX ETF	26,672,336	—
OSCX ETF	2,460,339	—
RCAX ETF	1,060,001	—
RGTX ETF	—	—
RIOX ETF	—	—
RKLX ETF	—	—
ASTN ETF	—	—
BMNZ ETF	—	—
HOOZ ETF	—	—
IONZ ETF	—	—
OKLS ETF	—	—
PLTZ ETF	—	—
QBTZ ETF	—	—
RKLZ ETF	—	—
STSM ETF	779,270	—

Notes to Financial Statements

April 30, 2026

NOTE 8 - STOCK SPLIT

During the periods ended April 30, 2026, the Shares of the below Funds were adjusted for a stock split or reverse stock split. The effect of these stock splits were to increase or decrease the number of Shares outstanding in the Funds while maintaining each Fund’s and shareholder’s aggregate NAV. Set forth below are details regarding the stock splits or reverse stock splits which have been retroactively applied to the financial statements.

Fund	Date	Rate	Net Asset Value Before Split	Net Asset Value After Split	Shares Outstanding Before Split	Shares Outstanding After Split
QPUX ETF	3/23/2026	1 for 3	$6.49	$19.48	3,175,000	1,058,333
OSCX ETF	3/23/2026	1 for 4	5.78	23.11	880,000	220,000
RGTX ETF	12/8/2025	4 for 1	86.01	21.50	990,000	3,960,000
RGTX ETF	3/19/2026	1 for 4	4.62	18.46	10,380,000	2,595,000
RIOX ETF	3/19/2026	1 for 3	6.84	20.51	2,665,000	888,333
RKLX ETF	12/8/2025	3 for 1	88.09	29.36	1,540,000	4,620,000
IONZ ETF	12/8/2025	1 for 6	3.11	18.64	4,360,000	726,667
OKLS ETF	3/23/2026	1 for 3	17.90	53.71	110,000	36,667
PLTZ ETF	12/8/2025	1 for 4	6.13	24.54	9,145,000	2,286,250
QBTZ ETF	3/23/2026	1 for 3	14.13	42.38	600,000	200,000
RKLZ ETF	3/23/2026	1 for 8	3.11	24.91	2,350,000	293,750
STSM ETF	3/23/2026	1 for 3	12.13	36.40	170,000	56,667

Notes to Financial Statements

April 30, 2026

NOTE 9 - SHARES TRANSACTIONS

Shares of QPUX ETF, OSCX ETF, RCAX ETF, RGTX ETF, RKLX ETF, IONZ ETF, PLTZ ETF, QBTZ ETF, and RKLZ ETF are listed on the NASDAQ. Shares of RIOX ETF, BMNZ ETF, HOOZ ETF, OKLS ETF and STSM ETF are listed on the ARCA. Shares of ASTN ETF are listed on the CBOE. Market prices for the Shares may be different from their NAV. The Funds issue and redeem Shares on a continuous basis at NAV generally in large blocks of Shares, called Creation Units. Creation Units are issued and redeemed principally in-kind for securities included in a specified universe. Once created, Shares generally trade in the secondary market at market prices that change throughout the day. Except when aggregated in Creation Units, Shares are not redeemable securities of the Funds. Creation Units may only be purchased or redeemed by Authorized Participants. An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a Depository Trust Company participant and, in each case, must have executed a Participant Agreement with the Distributor. Most retail investors do not qualify as Authorized Participants nor have the resources to buy and sell whole Creation Units. Therefore, they are unable to purchase or redeem the Shares directly from the Funds. Rather, most retail investors may purchase Shares in the secondary market with the assistance of a broker and are subject to customary brokerage commissions or fees.

Each Fund currently offers one class of Shares, which has no front-end sales load, no deferred sales charge, and no redemption fee. A fixed transaction fee is imposed for the transfer and other transaction costs associated with the purchase or sale of Creation Units. The standard fixed transaction fee for each Fund is $300, payable to the Custodian. The fixed transaction fee may be waived on certain orders if the Funds’ Custodian has determined to waive some or all of the costs associated with the order or another party, such as the Adviser, has agreed to pay such fee. In addition, a variable fee may be charged on all cash transactions or substitutes for Creation Units and Redemption Units of up to a maximum of 2% of the value of the Creation Units and Redemption Units subject to the transaction. Variable fees are imposed to compensate the Funds for transaction costs associated with cash transactions. Variable fees received by the Funds, if any, are disclosed in the capital shares transactions section of the Statements of Changes in Net Assets. The Funds may issue an unlimited number of Shares of beneficial interest, with no par value. All Shares of the Funds have equal rights and privileges.

NOTE 10 - RECENT MARKET EVENTS

U.S. and international markets have experienced and may continue to experience significant periods of volatility in recent years and months due to a number of economic, political and global macro factors including uncertainty regarding inflation and central banks’ interest rate changes, the possibility of a national or global recession, trade tensions and tariffs, political events, armed conflict, war, and geopolitical conflict. These developments, as well as other events, could result in further market volatility and negatively affect financial asset prices, the liquidity of certain securities and the normal operations of securities exchanges and other markets, despite government efforts to address market disruptions. As a result, the risk environment remains elevated.

NOTE 11 - SUBSEQUENT EVENTS

In preparing these financial statements, management has evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued. Between August 19-20, 2026, the Board determined to close and liquidate the HOOZ ETF and the OKLS ETF at the recommendation of the Adviser. Each Fund will cease operations, liquidate its assets, and distribute the liquidation proceeds to shareholders on September 8, 2026. Management has determined that there are no additional subsequent events that would need to be recognized or disclosed in the Funds’ financial statements.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders of Defiance ETFs and

Board of Trustees of Tidal Trust II

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the schedules of investments and total return swaps contracts, of Defiance ETFs comprising the funds listed below (the “Funds”), each a series of Tidal Trust II, as of April 30, 2026, the related statements of operations, the statements of changes in net assets, and the financial highlights for each of the periods indicated below, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of April 30, 2026, the results of their operations, the changes in net assets, and the financial highlights for each of the periods indicated below in conformity with accounting principles generally accepted in the United States of America.

Fund Name	Statements of Operations	Statements of Changes in Net Assets	Financial Highlights
Defiance 2X Daily Long Pure Quantum ETF	For the period from August 6, 2025 (commencement of operations) through April 30, 2026
Defiance Daily Target 2X Long OSCR ETF	For the period from September 24, 2025 (commencement of operations) through April 30, 2026
Defiance Daily Target 2X Long RCAT ETF	For the period from February 2, 2026 (commencement of operations) through April 30, 2026
Defiance Daily Target 2X Long RGTI ETF	For the year ended April 30, 2026	For the year ended April 30, 2026 and for the period from March 31, 2025 (commencement of operations) through April 30, 2025
Defiance Daily Target 2X Long RIOT ETF	For the year ended April 30, 2026	For the year ended April 30, 2026 and for the period from January 2, 2025 (commencement of operations) through April 30, 2025
Defiance Daily Target 2X Long RKLB ETF	For the year ended April 30, 2026	For the year ended April 30, 2026 and for the period from March 12, 2025 (commencement of operations) through April 30, 2025
Defiance Daily Target 2X Short ASTS ETF	For the period from February 5, 2026 (commencement of operations) through April 30, 2026
Defiance Daily Target 2X Short BMNR ETF	For the period from November 12, 2025 (commencement of operations) through April 30, 2026
Defiance Daily Target 2X Short HOOD ETF	For the period from November 12, 2025 (commencement of operations) through April 30, 2026
Defiance Daily Target 2X Short IONQ ETF	For the period from June 23, 2025 (commencement of operations) through April 30, 2026
Defiance Daily Target 2X Short OKLO ETF	For the period from November 25, 2025 (commencement of operations) through April 30, 2026
Defiance Daily Target 2X Short PLTR ETF	For the period from June 5, 2025 (commencement of operations) through April 30, 2026
Defiance Daily Target 2X Short QBTS ETF	For the period from October 6, 2025 (commencement of operations) through April 30, 2026
Defiance Daily Target 2X Short RKLB ETF	For the period from November 17, 2025 (commencement of operations) through April 30, 2026
Defiance Daily Target 2X Short TSM ETF	For the period from November 17, 2025 (commencement of operations) through April 30, 2026

Basis for Opinion

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of April 30, 2026, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more Tidal Investments LLC investment companies since 2020.

COHEN & COMPANY, LTD.

Philadelphia, Pennsylvania

August 21, 2026

Other Unaudited Information	Defiance ETFs

QUALIFIED DIVIDEND INCOME/DIVIDENDS RECEIVED DEDUCTION

For the fiscal periods ended April 30, 2026, certain dividends paid by the Fund may be subject to a maximum tax rate of 23.8%, as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003 and the Tax Cuts and Jobs Act of 2017. The percentage of dividends declared from ordinary income designated as qualified dividend income were as follows:

QPUX ETF	0.00%
OSCX ETF	0.00%
RCAX ETF	0.00%
RGTX ETF	0.00%
RIOX ETF	0.00%
RKLX ETF	0.00%
ASTN ETF	0.00%
BMNZ ETF	0.00%
HOOZ ETF	0.00%
IONZ ETF	0.00%
OKLS ETF	0.00%
PLTZ ETF	0.00%
QBTZ ETF	0.00%
RKLZ ETF	0.00%
STSM ETF	0.00%

For corporate shareholders, the percent of ordinary income distributions qualifying for the corporate dividends received deduction for the fiscal periods ended April 30, 2026, were as follows:

QPUX ETF	0.00%
OSCX ETF	0.00%
RCAX ETF	0.00%
RGTX ETF	0.00%
RIOX ETF	0.00%
RKLX ETF	0.00%
ASTN ETF	0.00%
BMNZ ETF	0.00%
HOOZ ETF	0.00%
IONZ ETF	0.00%
OKLS ETF	0.00%
PLTZ ETF	0.00%
QBTZ ETF	0.00%
RKLZ ETF	0.00%
STSM ETF	0.00%

75

Other Unaudited Information	Defiance ETFs

The percentage of taxable ordinary income distributions that are designated as short-term capital gain distribution under Internal Revenue Section 871(k)(2)(c) for the fiscal periods ended April 30, 2026, were as follows:

QPUX ETF	0.00%
OSCX ETF	0.00%
RCAX ETF	0.00%
RGTX ETF	0.00%
RIOX ETF	0.00%
RKLX ETF	0.00%
ASTN ETF	0.00%
BMNZ ETF	0.00%
HOOZ ETF	0.00%
IONZ ETF	0.00%
OKLS ETF	0.00%
PLTZ ETF	0.00%
QBTZ ETF	0.00%
RKLZ ETF	0.00%
STSM ETF	0.00%

(b)	Financial Highlights are included within the financial statements filed under Item 7(a) of this Form.

Item 8. Changes in and Disagreements with Accountants for Open-End Investment Companies.

There have been no changes in or disagreements with the Funds’ accountants.

Item 9. Proxy Disclosure for Open-End Investment Companies.

There were no matters submitted to a vote of shareholders during the period covered by the report.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Investment Companies.

See Item 7(a). Under the Investment Advisory Agreement, in exchange for a single unitary management fee from each Fund, the Adviser has agreed to pay all expenses incurred by the Funds, including Trustee compensation, except for certain excluded expenses.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Defiance Daily Target 2X Long RGTI ETF, Defiance Daily Target 2X Long RKLB ETF (the “Defiance ETFs” each, a “Fund” and collectively the “Funds”)

APPROVAL OF ADVISORY AGREEMENTS AND BOARD CONSIDERATIONS

Pursuant to Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), at a meeting held on February 5-6, 2025, the Board of Trustees (the “Board”) of Tidal Trust II (the “Trust”) considered the approval of:

●	the Investment Advisory Agreement (each, an “Advisory Agreement”) between Tidal Investments LLC (the “Adviser”) and the Trust, on behalf of each Fund;

Pursuant to Section 15 of the 1940 Act, the Agreements must be approved by the vote of a majority of the Trustees who are not parties to the Agreements or “interested persons” of any party thereto, as defined in the 1940 Act (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such approval. In preparation for such meeting, the Board requested and reviewed a wide variety of information from the Adviser.

In reaching its decision, the Board, including the Independent Trustees, considered all factors it believed relevant, including: (i) the nature, extent and quality of the services to be provided to each Fund’s shareholders by the Adviser; (ii) the costs of the services to be provided and the profits to be realized by the Adviser from services to be provided to the Funds, including any fall-out benefits; (iv) comparative fee and expense data for each Fund in relation to other investment companies with similar investment objectives; (v) the extent to which economies of scale would be realized as each Fund grows and whether the advisory fees for the Fund reflects these economies of scale for the benefit of the Fund; and (vi) other financial benefits to the Adviser and their affiliates resulting from services rendered to the Funds. The Board’s review included written and oral information furnished to the Board prior to and at the meeting held on February 5-6, 2025. Among other things, the Adviser provided responses to a detailed series of questions, which included information about the Adviser’s operations, service offerings, personnel, compliance program and financial condition. The Board then discussed the written and oral information that it received before the meeting, and the Adviser’s oral presentations and any other information that the Board received at the meeting and deliberated on the renewal of the Agreements in light of this information.

The Independent Trustees were assisted throughout the contract review process by independent legal counsel. The Independent Trustees relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating the renewal of the Agreements, and the weight to be given to each such factor. The conclusions reached with respect to the Agreements were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each Trustee may have placed varying emphasis on particular factors in reaching conclusions with respect to each Fund. The Independent Trustees conferred amongst themselves and independent legal counsel in executive sessions both with and without representatives of management.

Nature, Extent and Quality of Services to be Provided. The Trustees considered the scope of services to be provided under the Advisory Agreements. In considering the nature, extent and quality of the services to be provided by the Adviser; the Board reviewed the Adviser’s compliance infrastructure and its financial strength and resources. The Board also considered the experience of the personnel of the Adviser working with ETFs. The Board also considered other services to be provided to the Funds by the Adviser, such as selecting broker-dealers for executing portfolio transactions, monitoring adherence to each Fund’s investment restrictions, and monitoring compliance with various Fund policies and procedures and with applicable securities regulations. Based on the factors above, as well as those discussed below, the Board concluded that it was satisfied with the nature, extent and quality of the services to be provided to each Fund by the Adviser based on their experience, personnel, operations and resources.

Historical Performance. The Board noted that the Funds had not yet commenced operations and that therefore there was no prior performance to review.

Cost of Services Provided, Profitability and Economies of Scale. The Board reviewed the proposed advisory fees for each Fund and compared them to the management fees and total operating expenses of its Peer Group. The Board noted that the comparisons to the total expense ratios were the most relevant comparisons, given the fact that the advisory fee for each Fund is a “unified fee.”

The Board noted the importance of the fact that the proposed advisory fee for each Fund is a “unified fee,” meaning that the shareholders of the Fund pay no expenses except for interest charges on any borrowings, dividends and other expenses on securities sold short, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, distribution fees and expenses paid by the Fund under any distribution plan adopted pursuant to Rule 12b-1 under the Investment Company Act of 1940 Act, as amended (the “1940 Act”), litigation expenses, non-routine or extraordinary expenses, and the unitary management fee payable to the Adviser. The Board also noted that the Adviser was responsible for compensating the Trust’s other service providers and paying the Fund’s other expenses (except as noted above) out of its own fees and resources. The Board further noted that because the Funds are new, it was difficult to estimate the profitability of each Fund to the Adviser. The Board, however, considered collateral or “fall-out” benefits that the Adviser and its affiliates may derive as a result of their relationship with the Funds.

The Board noted that because the Funds are new, it also was difficult to estimate whether the Funds would experience economies of scale. The Board noted that the Adviser will review expenses as each Fund’s assets grow. The Board determined to evaluate economies of scale on an ongoing basis if the Funds achieved asset growth.

Conclusion. No single factor was determinative to the decision of the Board. Based on the Board’s deliberations and its evaluation of the information described above and such other matters as were deemed relevant, the Board, including the Independent Trustees, unanimously: (a) concluded that the terms of each Advisory Agreement are fair and reasonable; (b) concluded that each of the Adviser’s fees are reasonable in light of the services that the Adviser will provide to each Fund; and (c) agreed to approve the Agreement for an initial term of two years.

Defiance Daily Target 2X Short IONQ ETF, Defiance Daily Target 2X Short PLTR ETF and Defiance Daily Target 2X Short RKLB ETF (together "Defiance ETFs" and each a “Fund”)

APPROVAL OF ADVISORY AND SUB-ADVISORY AGREEMENTS AND BOARD CONSIDERATIONS

Pursuant to Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), at a meeting held on April 4, 2025, the Board of Trustees (the “Board”) of Tidal Trust II (the “Trust”) considered the approval of:

●	the Investment Advisory Agreement (the “Advisory Agreement”) between Tidal Investments LLC (the “Adviser”) and the Trust, on behalf of each Fund;

Pursuant to Section 15 of the 1940 Act, the Agreements must be approved by the vote of a majority of the Trustees who are not parties to the Agreements or “interested persons” of any party thereto, as defined in the 1940 Act (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such approval. It is noted that in accordance with the SEC’s temporary exemptive relief for in-person approvals, these approvals shall be ratified at the next in-person Board meeting.

In preparation for such meeting, the Board requested and reviewed a wide variety of information from the Adviser and Sub-Adviser.

In reaching its decision, the Board, including the Independent Trustees, considered all factors it believed relevant, including: (i) the nature, extent and quality of the services to be provided to each Fund’s shareholders by the Adviser; (ii) the costs of the services to be provided and the profits to be realized by the Adviser from services to be provided to the Funds, including any fall-out benefits; (iv) comparative fee and expense data for each Fund in relation to other investment companies with similar investment objectives; (v) the extent to which economies of scale would be realized as each Fund grows and whether the advisory fees for the Fund reflects these economies of scale for the benefit of the Fund; and (vi) other financial benefits to the Adviser and their affiliates resulting from services rendered to the Funds. The Board’s review included written and oral information furnished to the Board prior to and at the meeting held on April 4, 2025. Among other things, the Adviser provided responses to a detailed series of questions, which included information about the Adviser’s operations, service offerings, personnel, compliance program and financial condition. The Board then discussed the written and oral information that it received before the meeting, and the Adviser’s oral presentations and any other information that the Board received at the meeting and deliberated on the renewal of the Agreements in light of this information.

The Independent Trustees were assisted throughout the contract review process by independent legal counsel. The Independent Trustees relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating the renewal of the Agreements, and the weight to be given to each such factor. The conclusions reached with respect to the Agreements were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each Trustee may have placed varying emphasis on particular factors in reaching conclusions with respect to each Fund. The Independent Trustees conferred amongst themselves and independent legal counsel in executive sessions both with and without representatives of management.

Nature, Extent and Quality of Services to be Provided. The Trustees considered the scope of services to be provided under the Advisory Agreement. In considering the nature, extent and quality of the services to be provided by the Adviser; the Board reviewed the Adviser’s compliance infrastructure and its financial strength and resources. The Board also considered the experience of the personnel of the Adviser working with ETFs. The Board also considered other services to be provided to the Funds by the Adviser, such as selecting broker-dealers for executing portfolio transactions, monitoring adherence to each Fund’s investment restrictions, and monitoring compliance with various Fund policies and procedures and with applicable securities regulations. Based on the factors above, as well as those discussed below, the Board concluded that it was satisfied with the nature, extent and quality of the services to be provided to each Fund by the Adviser based on their experience, personnel, operations and resources.

Historical Performance. The Board noted that the Funds had not yet commenced operations and that therefore there was no prior performance to review.

Cost of Services Provided, Profitability and Economies of Scale. The Board reviewed the proposed advisory fees for each Fund and compared them to the management fees and total operating expenses of its Peer Group. The Board noted that the comparisons to the total expense ratios were the most relevant comparisons, given the fact that the advisory fee for each Fund is a “unified fee.”

The Board noted the importance of the fact that the proposed advisory fee for each Fund is a “unified fee,” meaning that the shareholders of the Fund pay no expenses except for interest charges on any borrowings, dividends and other expenses on securities sold short, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, distribution fees and expenses paid by the Fund under any distribution plan adopted pursuant to Rule 12b-1 under the Investment Company Act of 1940 Act, as amended (the “1940 Act”), litigation expenses, non-routine or extraordinary expenses, and the unitary management fee payable to the Adviser. The Board also noted that the Adviser was responsible for compensating the Trust’s other service providers and paying the Fund’s other expenses (except as noted above) out of its own fees and resources. The Board further noted that because the Funds are new, it was difficult to estimate the profitability of each Fund to the Adviser.

The Board noted that because the Funds are new, it also was difficult to estimate whether the Fund would experience economies of scale. The Board noted that the Adviser will review expenses as each Fund’s assets grow. The Board determined to evaluate economies of scale on an ongoing basis if the Funds achieved asset growth.

Conclusion. No single factor was determinative to the decision of the Board. Based on the Board’s deliberations and its evaluation of the information described above and such other matters as were deemed relevant, the Board, including the Independent Trustees, unanimously: (a) concluded that the terms of each Advisory Agreement are fair and reasonable; (b) concluded that each of the Adviser’s fees are reasonable in light of the services that the Adviser will provide to each Fund; and (c) agreed to approve the Agreement for an initial term of two years.

Defiance 2X Daily Long Pure Quantum ETF (the “Defiance ETFs”, each, a “Fund” and collectively the “Funds”)

APPROVAL OF ADVISORY AGREEMENTS AND BOARD CONSIDERATIONS

Pursuant to Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), at a meeting held on February 5-6, 2025, the Board of Trustees (the “Board”) of Tidal Trust II (the “Trust”) considered the approval of:

●	the Investment Advisory Agreements (each, an “Advisory Agreement”) between Tidal Investments LLC (the “Adviser”) and the Trust, on behalf of each Fund;

Pursuant to Section 15 of the 1940 Act, the Agreements must be approved by the vote of a majority of the Trustees who are not parties to the Agreements or “interested persons” of any party thereto, as defined in the 1940 Act (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such approval. In preparation for such meeting, the Board requested and reviewed a wide variety of information from the Adviser.

In reaching its decision, the Board, including the Independent Trustees, considered all factors it believed relevant, including: (i) the nature, extent and quality of the services to be provided to each Fund’s shareholders by the Adviser; (ii) the costs of the services to be provided and the profits to be realized by the Adviser from services to be provided to the Funds, including any fall-out benefits; (iv) comparative fee and expense data for each Fund in relation to other investment companies with similar investment objectives; (v) the extent to which economies of scale would be realized as each Fund grows and whether the advisory fees for the Fund reflects these economies of scale for the benefit of the Fund; and (vi) other financial benefits to the Adviser and its affiliates resulting from services rendered to the Funds. The Board’s review included written and oral information furnished to the Board prior to and at the meeting held on May 12-13, 2025. Among other things, the Adviser provided responses to a detailed series of questions, which included information about the Adviser’s operations, service offerings, personnel, compliance program and financial condition. The Board then discussed the written and oral information that it received before the meeting, and the Adviser’s oral presentations and any other information that the Board received at the meeting and deliberated on the renewal of the Agreements in light of this information.

The Independent Trustees were assisted throughout the contract review process by independent legal counsel. The Independent Trustees relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating the renewal of the Agreements, and the weight to be given to each such factor. The conclusions reached with respect to the Agreements were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each Trustee may have placed varying emphasis on particular factors in reaching conclusions with respect to each Fund. The Independent Trustees conferred amongst themselves and independent legal counsel in executive sessions both with and without representatives of management.

Nature, Extent and Quality of Services to be Provided. The Trustees considered the scope of services to be provided under the Advisory Agreements. In considering the nature, extent and quality of the services to be provided by the Adviser; the Board reviewed the Adviser’s compliance infrastructure and its financial strength and resources. The Board also considered the experience of the personnel of the Adviser working with ETFs. The Board also considered other services to be provided to the Funds by the Adviser, such as selecting broker-dealers for executing portfolio transactions, monitoring adherence to each Fund’s investment restrictions, and monitoring compliance with various Fund policies and procedures and with applicable securities regulations. Based on the factors above, as well as those discussed below, the Board concluded that it was satisfied with the nature, extent and quality of the services to be provided to each Fund by the Adviser based on their experience, personnel, operations and resources.

Historical Performance. The Board noted that the Funds had not yet commenced operations and that therefore there was no prior performance to review.

Cost of Services Provided, Profitability and Economies of Scale. The Board reviewed the proposed advisory fees for each Fund and compared them to the management fees and total operating expenses of its Peer Group. The Board noted that the comparisons to the total expense ratios were the most relevant comparisons, given the fact that the advisory fee for each Fund is a “unified fee.”

The Board noted the importance of the fact that the proposed advisory fee for each Fund is a “unified fee,” meaning that the shareholders of the Fund pay no expenses except for interest charges on any borrowings, dividends and other expenses on securities sold short, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, distribution fees and expenses paid by the Fund under any distribution plan adopted pursuant to Rule 12b-1 under the Investment Company Act of 1940 Act, as amended (the “1940 Act”), litigation expenses, non-routine or extraordinary expenses, and the unitary management fee payable to the Adviser. The Board also noted that the Adviser was responsible for compensating the Trust’s other service providers and paying the Fund’s other expenses (except as noted above) out of its own fees and resources. The Board further noted that because the Funds are new, it was difficult to estimate the profitability of each Fund to the Adviser. The Board, however, considered collateral or “fall-out” benefits that the Adviser and its affiliates may derive as a result of their relationship with the Funds.

The Board noted that because the Funds are new, it also was difficult to estimate whether the Funds would experience economies of scale. The Board noted that the Adviser will review expenses as each Fund’s assets grow. The Board determined to evaluate economies of scale on an ongoing basis if the Funds achieved asset growth.

The Board also considered Defiance ETFs, LLC was acting as sponsor to the Defiance ETFs and had agreed to assume the payment of any fund expenses above the level of the unitary fee. The Board considered that pursuant to these arrangements, if fund expenses, including a payment to the Adviser of a certain amount, fall below the level of the unitary fee, the Adviser would pay any remaining portion of the unitary fee to the respective sponsor out of its profits. The Board concluded that the proposed fees for each Fund were reasonable in light of the services rendered.

Conclusion. No single factor was determinative to the decision of the Board. Based on the Board’s deliberations and its evaluation of the information described above and such other matters as were deemed relevant, the Board, including the Independent Trustees, unanimously: (a) concluded that the terms of each Advisory Agreement are fair and reasonable; (b) concluded that each of the Adviser’s fees are reasonable in light of the services that the Adviser will provide to each Fund; and (c) agreed to approve the Agreement for an initial term of two years.

Defiance Daily Target 2x Short QBTS ETF

APPROVAL OF ADVISORY AGREEMENTS AND BOARD CONSIDERATIONS

Pursuant to Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), at a meeting held on May 12-13, 2025, the Board of Trustees (the “Board”) of Tidal Trust II (the “Trust”) considered the approval of:

●	the Investment Advisory Agreements (each, an “Advisory Agreement”) between Tidal Investments LLC (the “Adviser”) and the Trust, on behalf of each Fund;

Pursuant to Section 15 of the 1940 Act, the Agreements must be approved by the vote of a majority of the Trustees who are not parties to the Agreements or “interested persons” of any party thereto, as defined in the 1940 Act (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such approval. In preparation for such meeting, the Board requested and reviewed a wide variety of information from the Adviser.

In reaching its decision, the Board, including the Independent Trustees, considered all factors it believed relevant, including: (i) the nature, extent and quality of the services to be provided to each Fund’s shareholders by the Adviser; (ii) the costs of the services to be provided and the profits to be realized by the Adviser from services to be provided to the Funds, including any fall-out benefits; (iv) comparative fee and expense data for each Fund in relation to other investment companies with similar investment objectives; (v) the extent to which economies of scale would be realized as each Fund grows and whether the advisory fees for the Fund reflects these economies of scale for the benefit of the Fund; and (vi) other financial benefits to the Adviser and its affiliates resulting from services rendered to the Funds. The Board’s review included written and oral information furnished to the Board prior to and at the meeting held on May 12-13, 2025. Among other things, the Adviser provided responses to a detailed series of questions, which included information about the Adviser’s operations, service offerings, personnel, compliance program and financial condition. The Board then discussed the written and oral information that it received before the meeting, and the Adviser’s oral presentations and any other information that the Board received at the meeting and deliberated on the renewal of the Agreements in light of this information.

The Independent Trustees were assisted throughout the contract review process by independent legal counsel. The Independent Trustees relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating the renewal of the Agreements, and the weight to be given to each such factor. The conclusions reached with respect to the Agreements were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each Trustee may have placed varying emphasis on particular factors in reaching conclusions with respect to each Fund. The Independent Trustees conferred amongst themselves and independent legal counsel in executive sessions both with and without representatives of management.

Nature, Extent and Quality of Services to be Provided. The Trustees considered the scope of services to be provided under the Advisory Agreements. In considering the nature, extent and quality of the services to be provided by the Adviser; the Board reviewed the Adviser’s compliance infrastructure and its financial strength and resources. The Board also considered the experience of the personnel of the Adviser working with ETFs. The Board also considered other services to be provided to the Funds by the Adviser, such as selecting broker-dealers for executing portfolio transactions, monitoring adherence to each Fund’s investment restrictions, and monitoring compliance with various Fund policies and procedures and with applicable securities regulations. Based on the factors above, as well as those discussed below, the Board concluded that it was satisfied with the nature, extent and quality of the services to be provided to each Fund by the Adviser based on their experience, personnel, operations and resources.

Historical Performance. The Board noted that the Funds had not yet commenced operations and that therefore there was no prior performance to review.

Cost of Services Provided, Profitability and Economies of Scale. The Board reviewed the proposed advisory fees for each Fund and compared them to the management fees and total operating expenses of its Peer Group. The Board noted that the comparisons to the total expense ratios were the most relevant comparisons, given the fact that the advisory fee for each Fund is a “unified fee.”

The Board noted the importance of the fact that the proposed advisory fee for each Fund is a “unified fee,” meaning that the shareholders of the Fund pay no expenses except for interest charges on any borrowings, dividends and other expenses on securities sold short, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, distribution fees and expenses paid by the Fund under any distribution plan adopted pursuant to Rule 12b-1 under the Investment Company Act of 1940 Act, as amended (the “1940 Act”), litigation expenses, non-routine or extraordinary expenses, and the unitary management fee payable to the Adviser. The Board also noted that the Adviser was responsible for compensating the Trust’s other service providers and paying the Fund’s other expenses (except as noted above) out of its own fees and resources. The Board further noted that because the Funds are new, it was difficult to estimate the profitability of each Fund to the Adviser. The Board, however, considered collateral or “fall-out” benefits that the Adviser and its affiliates may derive as a result of their relationship with the Funds.

The Board noted that because the Funds are new, it also was difficult to estimate whether the Funds would experience economies of scale. The Board noted that the Adviser will review expenses as each Fund’s assets grow. The Board determined to evaluate economies of scale on an ongoing basis if the Funds achieved asset growth.

The Board also considered the Adviser and Defiance ETFs, LLC was acting as sponsor to the Defiance ETFs and each had agreed to assume the payment of any fund expenses above the level of the unitary fee. The Board considered that pursuant to these arrangements, if fund expenses, including a payment to the Adviser of a certain amount, fall below the level of the unitary fee, the Adviser would pay any remaining portion of the unitary fee to the respective sponsor out of its profits. The Board concluded that the proposed fees for each Fund were reasonable in light of the services rendered.

Conclusion. No single factor was determinative to the decision of the Board. Based on the Board’s deliberations and its evaluation of the information described above and such other matters as were deemed relevant, the Board, including the Independent Trustees, unanimously: (a) concluded that the terms of each Advisory Agreement are fair and reasonable; (b) concluded that each of the Adviser’s fees are reasonable in light of the services that the Adviser will provide to each Fund; and (c) agreed to approve the Agreement for an initial term of two years.

Defiance Daily Target 2x Long RIOT ETF (the “Defiance ETFs”, each a “Fund”),

APPROVAL OF ADVISORY AGREEMENTS AND BOARD CONSIDERATIONS

Pursuant to Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), at a meeting held on August 27, 2025, the Board of Trustees (the “Board”) of Tidal Trust II (the “Trust”) considered the approval of the renewal of:

●	the Investment Advisory Agreement (an “Advisory Agreement”) between Tidal Investments LLC (the “Adviser”) and the Trust, on behalf of each Fund;

Pursuant to Section 15 of the 1940 Act, the Agreements must be approved by the vote of a majority of the Trustees who are not parties to the Agreements or “interested persons” of any party thereto, as defined in the 1940 Act (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such approval. In preparation for such meeting, the Board requested and reviewed a wide variety of information from the Adviser.

In reaching its decision, the Board, including the Independent Trustees, considered all factors it believed relevant, including: (i) the nature, extent and quality of the services provided to each Fund’s shareholders by the Adviser; (ii) the costs of the services provided and the profits realized by the Adviser from services to be provided to the Funds, including any fall-out benefits; (iv) comparative fee and expense data for each Fund in relation to other investment companies with similar investment objectives; (v) the extent to which economies of scale would be realized as each Fund grows and whether the advisory fees for the Fund reflects these economies of scale for the benefit of the Fund; and (vi) other financial benefits to the Adviser and their affiliates resulting from services rendered to the Funds. The Board’s review included written and oral information furnished to the Board prior to and at the meeting held on June 30, 2025, meetings held on August 6 and August 7, 2025, and the meeting held on August 27, 2025. Among other things, the Adviser provided responses to a detailed series of questions, which included information about the Adviser’s operations, service offerings, personnel, compliance program and financial condition. The Board then discussed the written and oral information that it received before the meeting, and the Adviser’s oral presentations and any other information that the Board received at the meeting and deliberated on the renewal of the Agreements in light of this information.

The Independent Trustees were assisted throughout the contract review process by independent legal counsel. The Independent Trustees relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating the renewal of the Agreements, and the weight to be given to each such factor. The conclusions reached with respect to the Agreements were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each Trustee may have placed varying emphasis on particular factors in reaching conclusions with respect to each Fund. The Independent Trustees conferred amongst themselves and independent legal counsel in executive sessions both with and without representatives of management.

Nature, Extent and Quality of Services Provided. The Trustees considered the nature, extent and quality of services provided under the Advisory Agreement. In considering the nature, extent and quality of the services provided by the Adviser, the Board reviewed the Adviser’s compliance infrastructure and its financial strength and resources. The Board also considered the experience of the personnel of the Adviser working with each ETF. The Board also considered other services provided to the Funds by the Adviser, such as selecting broker-dealers for executing portfolio transactions, monitoring adherence to each Fund’s investment restrictions, and monitoring compliance with various Fund policies and procedures and with applicable securities regulations. Based on the factors above, as well as those discussed below, the Board concluded that it was satisfied with the nature, extent and quality of the services provided to each Fund by the Adviser based on their experience, personnel, operations and resources.

Historical Performance. The Board considered the investment performance of each Fund against relevant benchmarks, such as the Fund’s stated investment objectives, a comparative peer group of similar funds and/or its respective securities benchmark index, as deemed appropriate by the Board. In doing so, the Board recognized that many of the Funds have specialized strategies that have specific targeted goals while others may have more generalized strategies but are significantly different from other funds in the same investment universe. In these circumstances, the Board considered that it was t difficult to fairly benchmark performance against peers and also took into account that certain Funds had a very limited universe of peers. In these circumstances the Board placed greater emphasis on other means of measuring performance. The Board considered that each Fund was relatively new and had not been in operation for a sufficient time period to establish a meaningful track record.

The Board reviewed each Fund’s performance on a case-by-case basis. The Board also took into account that each Fund’s track record was measured as of a specified date, and that track records can vary as of different measurement dates. Therefore, in reviewing a Fund that is currently underperforming or not meeting its investment goals, the Board also considered the market conditions experienced during the periods under review, as well as the outlook for the Fund going forward in light of expected future market conditions. A summary of each Fund’s performance track record as of May 30, 2025, is provided below:

For Defiance Daily Target 2X Long RIOT ETF, the Board noted that there was not yet a year of performance.

After considering all of the information, the Board concluded that the performance of each Fund was satisfactory.

Cost of Services Provided, Profitability and Economies of Scale. The Board reviewed the advisory fees for each Fund and compared them to the management fees and total operating expenses of its Peer Group. The Trustees further took into account that many of the Funds had distinctive investment strategies and styles which resulted in the Funds being significantly different from many of the funds in the comparative universe, which made certain peer group analysis less relevant from an expense perspective. The Board noted that the comparisons to the total expense ratios were the most relevant comparisons, given the fact that the advisory fee for each Fund is a “unified fee.”

The Board noted the importance of the fact that the advisory fee for each Fund is a “unified fee,” meaning that the shareholders of the Fund pay no expenses except for interest charges on any borrowings, dividends and other expenses on securities sold short, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, distribution fees and expenses paid by the Fund under any distribution plan adopted pursuant to Rule 12b-1 under the Investment Company Act of 1940 Act, as amended (the “1940 Act”), litigation expenses, non-routine or extraordinary expenses, and the unitary management fee payable to the Adviser. The Board also noted that the Adviser was responsible for compensating the Trust’s other service providers and paying the Fund’s other expenses (except as noted above) out of its own fees and resources.

The Board’s overall assessment with respect to each Fund was that, taking into account the considerations noted below, the total expense ratio to be paid by investors in the Fund, which is most representative of an investor’s net experience, was fair and reasonable.

For Defiance Daily Target 2X Long RIOT ETF, the Board noted that the Fund’s unitary fee was above the peer group median and the net expense ratio was below the peer group median.

The Board also evaluated, based on a profitability analysis prepared by the Adviser, the fees received by the Adviser and its affiliates from their relationship with each of the Funds, and concluded that many of the Funds were profitable to the Adviser, the fees had not been, and currently were not, excessive, and the Adviser had adequate financial resources to support its services to the Funds from the revenues of its overall investment advisory business. In considering profitability, the Board discuss and considered the methodology used by the Adviser in calculating profit margins but also considered other elements relevant to discussions of profitability, such as the entrepreneurial risk undertaken by the Adviser in launching and maintaining the Funds.

The Board discussed that as each Fund was relatively new, there were not yet any economies of scale to consider. The Board noted that the Adviser will review expenses as each Fund’s assets grow. The Board determined to evaluate economies of scale on an ongoing basis.

Conclusion. No single factor was determinative to the decision of the Board. Based on the Board’s deliberations and its evaluation of the information described above and such other matters as were deemed relevant, the Board, including the Independent Trustees, unanimously: (a) concluded that the terms of each Advisory Agreement are fair and reasonable; (b) concluded that each of the Adviser’s fees are reasonable in light of the services that the Adviser provide to each Fund; and (c) agreed to approve renewal of the Advisory Agreement for a term of one year.

Defiance Daily Target 2x Long RCAT ETF, Defiance Daily Target 2x Long OSCR ETF (the “Defiance ETFs”, each, a “Fund”)

APPROVAL OF ADVISORY AGREEMENTS AND BOARD CONSIDERATIONS

Pursuant to Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), at a meeting held on September 16, 2025, the Board of Trustees (the “Board”) of Tidal Trust II (the “Trust”) considered the approval of:

●	the Investment Advisory Agreements (each, an “Advisory Agreement”) between Tidal Investments LLC (the “Adviser”) and the Trust, on behalf of each Fund;

Pursuant to Section 15 of the 1940 Act, the Agreements must be approved by the vote of a majority of the Trustees who are not parties to the Agreements or “interested persons” of any party thereto, as defined in the 1940 Act (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such approval. In preparation for such meeting, the Board requested and reviewed a wide variety of information from the Adviser.

In reaching its decision, the Board, including the Independent Trustees, considered all factors it believed relevant, including: (i) the nature, extent and quality of the services to be provided to each Fund’s shareholders by the Adviser; (ii) the costs of the services to be provided and the profits to be realized by the Adviser from services to be provided to the Funds, including any fall-out benefits; (iv) comparative fee and expense data for each Fund in relation to other investment companies with similar investment objectives; (v) the extent to which economies of scale would be realized as each Fund grows and whether the advisory fees for the Fund reflects these economies of scale for the benefit of the Fund; and (vi) other financial benefits to the Adviser and its affiliates resulting from services rendered to the Funds. The Board’s review included written and oral information furnished to the Board prior to and at the meeting held on September 16, 2025. Among other things, the Adviser provided responses to a detailed series of questions, which included information about the Adviser’s operations, service offerings, personnel, compliance program and financial condition. The Board then discussed the written and oral information that it received before the meeting, and the Adviser’s oral presentations and any other information that the Board received at the meeting and deliberated on the renewal of the Agreements in light of this information.

The Independent Trustees were assisted throughout the contract review process by independent legal counsel. The Independent Trustees relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating the renewal of the Agreements, and the weight to be given to each such factor. The conclusions reached with respect to the Agreements were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each Trustee may have placed varying emphasis on particular factors in reaching conclusions with respect to each Fund. The Independent Trustees conferred amongst themselves and independent legal counsel in executive sessions both with and without representatives of management.

Nature, Extent and Quality of Services to be Provided. The Trustees considered the scope of services to be provided under the Advisory Agreements. In considering the nature, extent and quality of the services to be provided by the Adviser; the Board reviewed the Adviser’s compliance infrastructure and its financial strength and resources. The Board also considered the experience of the personnel of the Adviser working with ETFs. The Board also considered other services to be provided to the Funds by the Adviser, such as selecting broker-dealers for executing portfolio transactions, monitoring adherence to each Fund’s investment restrictions, and monitoring compliance with various Fund policies and procedures and with applicable securities regulations. Based on the factors above, as well as those discussed below, the Board concluded that it was satisfied with the nature, extent and quality of the services to be provided to each Fund by the Adviser based on their experience, personnel, operations and resources.

Historical Performance. The Board noted that the Funds had not yet commenced operations and that therefore there was no prior performance to review.

Cost of Services Provided, Profitability and Economies of Scale. The Board reviewed the proposed advisory fees for each Fund and compared them to the management fees and total operating expenses of its Peer Group. The Board noted that the comparisons to the total expense ratios were the most relevant comparisons, given the fact that the advisory fee for each Fund is a “unified fee.”

The Board noted the importance of the fact that the proposed advisory fee for each Fund is a “unified fee,” meaning that the shareholders of the Fund pay no expenses except for interest charges on any borrowings, dividends and other expenses on securities sold short, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, distribution fees and expenses paid by the Fund under any distribution plan adopted pursuant to Rule 12b-1 under the Investment Company Act of 1940 Act, as amended (the “1940 Act”), litigation expenses, non-routine or extraordinary expenses, and the unitary management fee payable to the Adviser. The Board also noted that the Adviser was responsible for compensating the Trust’s other service providers and paying the Fund’s other expenses (except as noted above) out of its own fees and resources. The Board further noted that because the Funds are new, it was difficult to estimate the profitability of each Fund to the Adviser. The Board, however, considered collateral or “fall-out” benefits that the Adviser and its affiliates may derive as a result of their relationship with the Funds.

The Board noted that because the Funds are new, it also was difficult to estimate whether the Funds would experience economies of scale. The Board noted that the Adviser will review expenses as each Fund’s assets grow. The Board determined to evaluate economies of scale on an ongoing basis if the Funds achieved asset growth.

The Board also considered the Adviser and Defiance ETFs, LLC was acting as sponsor to the Defiance ETFs and each had agreed to assume the payment of any fund expenses above the level of the unitary fee. The Board considered that pursuant to these arrangements, if fund expenses, including a payment to the Adviser of a certain amount, fall below the level of the unitary fee, the Adviser would pay any remaining portion of the unitary fee to the respective sponsor out of its profits. The Board concluded that the proposed fees for each Fund were reasonable in light of the services rendered.

Conclusion. No single factor was determinative to the decision of the Board. Based on the Board’s deliberations and its evaluation of the information described above and such other matters as were deemed relevant, the Board, including the Independent Trustees, unanimously: (a) concluded that the terms of each Advisory Agreement are fair and reasonable; (b) concluded that each of the Adviser’s fees are reasonable in light of the services that the Adviser will provide to each Fund; and (c) agreed to approve the Agreement for an initial term of two years.

Defiance Daily Target 2X Short ASTS ETF, Defiance Daily Target 2X Short HOOD ETF, Defiance Daily Target 2X Short OKLO ETF, Defiance Daily Target 2X Short TSM ETF, Defiance Daily Target 2X Short BMNR ETF

APPROVAL OF ADVISORY AGREEMENTS AND BOARD CONSIDERATIONS

Pursuant to Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), at a meeting held on September 16, 2025, the Board of Trustees (the “Board”) of Tidal Trust II (the “Trust”) considered the approval of:

●	the Investment Advisory Agreements (each, an “Advisory Agreement”) between Tidal Investments LLC (the “Adviser”) and the Trust, on behalf of each Fund;

Pursuant to Section 15 of the 1940 Act, the Agreements must be approved by the vote of a majority of the Trustees who are not parties to the Agreements or “interested persons” of any party thereto, as defined in the 1940 Act (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such approval. In preparation for such meeting, the Board requested and reviewed a wide variety of information from the Adviser.

In reaching its decision, the Board, including the Independent Trustees, considered all factors it believed relevant, including: (i) the nature, extent and quality of the services to be provided to each Fund’s shareholders by the Adviser; (ii) the costs of the services to be provided and the profits to be realized by the Adviser from services to be provided to the Funds, including any fall-out benefits; (iv) comparative fee and expense data for each Fund in relation to other investment companies with similar investment objectives; (v) the extent to which economies of scale would be realized as each Fund grows and whether the advisory fees for the Fund reflects these economies of scale for the benefit of the Fund; and (vi) other financial benefits to the Adviser and their affiliates resulting from services rendered to the Funds. The Board’s review included written and oral information furnished to the Board prior to and at the meeting held on October 20, 2025. Among other things, the Adviser provided responses to a detailed series of questions, which included information about the Adviser’s operations, service offerings, personnel, compliance program and financial condition. The Board then discussed the written and oral information that it received before the meeting, and the Adviser’s oral presentations and any other information that the Board received at the meeting and deliberated on the initial approval of the Agreements in light of this information.

The Independent Trustees were assisted throughout the contract review process by independent legal counsel. The Independent Trustees relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating the approval of the Agreements, and the weight to be given to each such factor. The conclusions reached with respect to the Agreements were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each Trustee may have placed varying emphasis on particular factors in reaching conclusions with respect to each Fund. The Independent Trustees conferred amongst themselves and independent legal counsel in executive sessions both with and without representatives of management.

Nature, Extent and Quality of Services to be Provided. The Trustees considered the scope of services to be provided under the Advisory Agreements. In considering the nature, extent and quality of the services to be provided by the Adviser the Board reviewed the Adviser’s compliance infrastructure and its financial strength and resources. The Board also considered the experience of the personnel of the Adviser working with ETFs. The Board also considered other services to be provided to the Funds by the Adviser, such as selecting broker-dealers for executing portfolio transactions, monitoring adherence to each Fund’s investment restrictions, and monitoring compliance with various Fund policies and procedures and with applicable securities regulations. Based on the factors above, as well as those discussed below, the Board concluded that it was satisfied with the nature, extent and quality of the services to be provided to each Fund by the Adviser, based on their experience, personnel, operations and resources.

Historical Performance. The Board noted that the Funds had not yet commenced operations and that therefore there was no prior performance to review.

Cost of Services Provided, Profitability and Economies of Scale. The Board reviewed the proposed advisory fees for each Fund and compared them to the management fees and total operating expenses of its Peer Group. The Board noted that the comparisons to the total expense ratios were the most relevant comparisons, given the fact that the advisory fee for each Fund is a “unified fee.”

The Board noted the importance of the fact that the proposed advisory fee for each Fund is a “unified fee,” meaning that the shareholders of the Fund pay no expenses except for interest charges on any borrowings, dividends and other expenses on securities sold short, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, distribution fees and expenses paid by the Fund under any distribution plan adopted pursuant to Rule 12b-1 under the Investment Company Act of 1940 Act, as amended (the “1940 Act”), litigation expenses, non-routine or extraordinary expenses, and the unitary management fee payable to the Adviser. The Board also noted that the Adviser was responsible for compensating the Trust’s other service providers and paying the Fund’s other expenses (except as noted above) out of its own fees and resources. The Board further noted that because the Funds are new, it was difficult to estimate the profitability of each Fund to the Adviser. The Board, however, considered collateral or “fall-out” benefits that the Adviser and its affiliates may derive as a result of their relationship with the Funds. The Board did note that the Adviser will not receive any additional compensation for serving as investment adviser to the Defiance Leveraged Long + Income SOL and the Defiance Leveraged Long + Income XRP Cayman Subsidiaries.

The Board noted that because the Funds are new, it also was difficult to estimate whether the Funds would experience economies of scale. The Board noted that the Adviser will review expenses as each Fund’s assets grow. The Board determined to evaluate economies of scale on an ongoing basis if the Funds achieved asset growth.

The Board also considered the Adviser and Defiance ETFs, LLC was acting as sponsor to the Defiance ETFs and had agreed to assume the payment of any fund expenses above the level of the unitary fee. The Board considered that pursuant to these arrangements, if fund expenses, including a payment to the Adviser of a certain amount, fall below the level of the unitary fee, the Adviser would pay any remaining portion of the unitary fee to the respective sponsor out of its profits. The Board concluded that the proposed fees for each Fund were reasonable in light of the services rendered.

Conclusion. No single factor was determinative to the decision of the Board. Based on the Board’s deliberations and its evaluation of the information described above and such other matters as were deemed relevant, the Board, including the Independent Trustees, unanimously: (a) concluded that the terms of each Advisory Agreement are fair and reasonable; (b) concluded that each of the Adviser’s fees are reasonable in light of the services that the Adviser will provide to each Fund; and (c) agreed to approve each Agreement for an initial term of two years.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 15. Submission of Matters to a Vote of Security Holders.

Not Applicable.

Item 16. Controls and Procedures.

(a)	The Registrant’s President/Principal Executive Officer (“PEO”) and Treasurer/Principal Financial Officer (“PFO”) evaluated the effectiveness of the Registrant’s disclosure controls and procedures, as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended, as of a date within 90 days of the filing of this report. Based on that evaluation, the PEO and PFO concluded that the Registrant’s disclosure controls and procedures were not effective as of such date because of the material weakness in internal control over financial reporting described below.

A material weakness is a deficiency, or a combination of deficiencies, in internal control over financial reporting such that there is a reasonable possibility that a material misstatement of the Funds’ annual or interim financial statements will not be prevented or detected on a timely basis.

For the year ended April 30, 2025, the Registrant’s PEO and PFO identified a similar material weakness in the design and operation of controls over financial reporting relating to the classification and disclosure of total return swap activity. Although the Registrant implemented enhancements to address this material weakness during the year ended April 30, 2026, management concluded that the material weakness had not been adequately remediated as of April 30, 2026.

The material weakness relates to the design of controls over classification and disclosure of total return swap activity and related balances including amounts due to and from brokers, swap receivables and payables, cash balances, and related realized and unrealized gains and losses.

During the year ended April 30, 2026, the volume and complexity of the Funds’ total return swap activity increased significantly, including an increase in the number of Funds, swap transactions, counterparties, brokers, and variations in swap terms. The enhancements implemented during the period were not sufficient to ensure that controls operated effectively in light of this increased volume and complexity.

This material weakness would have resulted in misstatements in the classification and disclosure of amounts reported in the Funds’ initial draft Schedules of Total Return Swap Contracts, Statements of Assets and Liabilities, and Statements of Operations. The misstatements were corrected in April 30, 2026’s financial statements prior to issuance.

Management’s Remediation Plan

Management is implementing enhancements to the Registrant’s disclosure controls and procedures and internal control over financial reporting to remediate the material weakness described above. These enhancements are expected to include experienced personnel; strengthened management oversight of total return swap reconciliations, classification, and presentation procedures; expanded procedures performed by the fund accountant with respect to the completeness, accuracy, classification, and presentation of total return swap activity and related broker balances; and periodic reporting to management and the Board regarding remediation progress, open items, and testing results.

The material weakness will not be considered remediated until the applicable controls have operated for a sufficient period of time and management has concluded, through testing and documented evaluation, that such controls are designed and operating effectively.

(b)	During the period covered by this report, the Registrant implemented certain enhancements to its internal control over financial reporting relating to total return swap financial reporting processes, including process enhancements in response to increased swap activity, additional counterparties and brokers, additional Funds, and changes in swap terms. These enhancements were designed to strengthen the Registrant's controls over the classification and disclosure of total return swap activity. However, management concluded that these enhancements were insufficient to adequately remediate the previously identified material weakness described above. Except for these changes, there were no changes in the Registrant’s internal control over financial reporting, as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended, that occurred during the period covered by this report that materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 18. Recovery of Erroneously Awarded Compensation.

(a) Not Applicable

(b) Not Applicable

Item 19. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Filed herewith.

(2) Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed. Not applicable.

(3) A separate certification for each principal executive officer and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(4) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable.

(5) Change in the registrant’s independent public accountant. Provide the information called for by Item 4 of Form 8-K under the Exchange Act (17 CFR 249.308). Unless otherwise specified by Item 4, or related to and necessary for a complete understanding of information not previously disclosed, the information should relate to events occurring during the reporting period. Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Tidal Trust II

By (Signature and Title)*	/s/ Eric W. Falkeis
Eric W. Falkeis, President/Principal Executive Officer

Date	August 24, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Eric W. Falkeis
Eric W. Falkeis, President/Principal Executive Officer

Date	August 24, 2026

By (Signature and Title)*	/s/ Aaron J. Perkovich
Aaron J. Perkovich, Treasurer/Principal Financial Officer

Date	August 24, 2026

* Print the name and title of each signing officer under his or her signature.